UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-04550

The MainStay Funds

(Exact name of registrant as specified in charter)

51 Madison Avenue, New York, New York 10010

(Address of principal executive offices) (Zip Code)

J. Kevin Gao, Esq., 30 Hudson Street, Jersey City, NJ 070302

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-624-6782

Date of fiscal year end: October 31

Date of reporting period: July 31, 2016

Item 1. Schedule of Investments.

The schedule of investments for the period ended July 31, 2016 is filed herewith.

MainStay Common Stock Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 97.0% †
	Aerospace & Defense 2.6%
	Boeing Co. (The)	14,652	$1,958,386
	Curtiss-Wright Corp.	5,875	522,816
	Huntington Ingalls Industries, Inc.	6,564	1,132,815
	L-3 Communications Holdings, Inc.	8,532	1,293,707
	Lockheed Martin Corp.	424	107,158
			5,014,882
	Air Freight & Logistics 0.3%
	FedEx Corp.	3,010	487,319

	Airlines 0.2%
	Southwest Airlines Co.	8,796	325,540

	Banks 4.2%
	Bank of America Corp.	182,958	2,651,061
	Citigroup, Inc.	20,034	877,690
¤	JPMorgan Chase & Co.	54,196	3,466,918
	SunTrust Banks, Inc.	97	4,102
	Wells Fargo & Co.	20,743	995,042
			7,994,813
	Beverages 1.8%
	Coca-Cola Co. (The)	12,278	535,689
	Dr. Pepper Snapple Group, Inc.	1,220	120,182
	PepsiCo., Inc.	24,989	2,721,802
			3,377,673
	Biotechnology 1.0%
	Amgen, Inc.	476	81,886
	Gilead Sciences, Inc.	22,361	1,777,029
			1,858,915
	Capital Markets 0.6%
	Bank of New York Mellon Corp. (The)	26,005	1,024,597
	E*TRADE Financial Corp. (a)	451	11,311
	Raymond James Financial, Inc.	2,214	121,549
			1,157,457
	Chemicals 1.2%
	Dow Chemical Co. (The)	11,085	594,932
	E.I. du Pont de Nemours & Co.	8,620	596,246
	LyondellBasell Industries N.V. Class A	15,136	1,139,135
			2,330,313
	Commercial Services & Supplies 0.7%
	R.R. Donnelley & Sons Co.	69,730	1,249,562
	Waste Management, Inc.	778	51,441
			1,301,003
	Communications Equipment 1.0%
	Cisco Systems, Inc.	53,762	1,641,354
	F5 Networks, Inc. (a)	2,175	268,438
			1,909,792
	Construction & Engineering 0.6%
	Quanta Services, Inc. (a)	46,852	1,199,411

	Consumer Finance 0.1%
	Synchrony Financial (a)	8,275	230,707

	Containers & Packaging 0.2%
	Packaging Corp. of America	4,590	342,827

	Distributors 0.5%
	Genuine Parts Co.	10,198	1,042,644

	Diversified Financial Services 2.6%
¤	Berkshire Hathaway, Inc. Class B (a)	26,553	3,830,801
	Nasdaq, Inc.	14,842	1,050,220
			4,881,021
	Diversified Telecommunication Services 3.8%
¤	AT&T, Inc.	87,684	3,795,840
¤	Verizon Communications, Inc.	60,843	3,371,311
			7,167,151
	Electric Utilities 1.2%
	American Electric Power Co., Inc.	218	15,107
	Duke Energy Corp.	981	83,964
	Edison International	10,438	807,692
	Entergy Corp.	699	56,892
	Exelon Corp.	24,307	906,165
	NextEra Energy, Inc.	1,332	170,882
	Southern Co. (The)	5,653	302,436
			2,343,138
	Electronic Equipment, Instruments & Components 1.2%
	Arrow Electronics, Inc. (a)	1,266	84,176
	Corning, Inc.	47,630	1,058,339
	Ingram Micro, Inc. Class A	32,943	1,127,968
			2,270,483
	Energy Equipment & Services 1.0%
	FMC Technologies, Inc. (a)	14,533	368,848
	National Oilwell Varco, Inc.	13,754	444,942
	Schlumberger, Ltd.	6,855	551,965
	Transocean, Ltd.	51,348	564,314
			1,930,069
	Food & Staples Retailing 2.0%
	CVS Health Corp.	183	16,968
	Kroger Co. (The)	41,822	1,429,894
	Sysco Corp.	1,534	79,446
	Wal-Mart Stores, Inc.	31,319	2,285,347
			3,811,655
	Food Products 3.8%
	Archer-Daniels-Midland Co.	33,435	1,507,250
	Campbell Soup Co.	9,970	620,832
	Ingredion, Inc.	8,809	1,173,711
	J.M. Smucker Co. (The)	8,827	1,360,770
	Post Holdings, Inc. (a)	13,322	1,154,618
	Tyson Foods, Inc. Class A	19,936	1,467,290
			7,284,471
	Gas Utilities 0.3%
	UGI Corp.	10,996	497,679

	Health Care Equipment & Supplies 1.8%
	Baxter International, Inc.	5,435	260,989
	Becton Dickinson & Co.	5,222	919,072
	C.R. Bard, Inc.	3,006	672,532
	Danaher Corp.	2,847	231,860
	Hologic, Inc. (a)	34,246	1,318,129
	Medtronic PLC	67	5,871
			3,408,453
	Health Care Providers & Services 5.4%
	Aetna, Inc.	8,491	978,248
	AmerisourceBergen Corp.	16,396	1,396,775
	Anthem, Inc.	11,170	1,467,068
	Cigna Corp.	6,253	806,387
	Express Scripts Holding Co. (a)	13,530	1,029,227
	HCA Holdings, Inc. (a)	15,968	1,231,612
	McKesson Corp.	2,139	416,164
	UnitedHealth Group, Inc.	13,691	1,960,551
	WellCare Health Plans, Inc. (a)	10,269	1,096,729
			10,382,761
	Hotels, Restaurants & Leisure 1.2%
	Carnival Corp.	3,224	150,625
	McDonald's Corp.	5,986	704,253
	Starbucks Corp.	14,468	839,867
	Wyndham Worldwide Corp.	8,078	573,700
	Yum! Brands, Inc.	321	28,704
			2,297,149
	Household Durables 0.2%
	D.R. Horton, Inc.	12,162	399,887

	Household Products 1.5%
	Procter & Gamble Co. (The)	33,348	2,854,255

	Independent Power & Renewable Electricity Producers 0.6%
	AES Corp.	45,432	561,085
	NRG Energy, Inc.	40,853	565,406
			1,126,491
	Industrial Conglomerates 1.8%
	3M Co.	3,342	596,079
	Carlisle Cos., Inc.	281	29,024
	General Electric Co.	90,763	2,826,360
			3,451,463
	Insurance 2.6%
	Aflac, Inc.	16,334	1,180,622
	American International Group, Inc.	4,755	258,862
	Assurant, Inc.	7,296	605,641
	First American Financial Corp.	12,842	536,924
	MetLife, Inc.	10,015	428,041
	Prudential Financial, Inc.	8,317	626,187
	Travelers Cos., Inc. (The)	12,170	1,414,397
			5,050,674
	Internet & Catalog Retail 2.7%
¤	Amazon.com, Inc. (a)	5,401	4,098,333
	Expedia, Inc.	8,163	952,214
	Netflix, Inc. (a)	2,127	194,089
			5,244,636
	Internet Software & Services 5.0%
	Akamai Technologies, Inc. (a)	710	35,876
¤	Alphabet, Inc.
	Class A (a)	3,624	2,867,816
	Class C (a)	3,703	2,846,829
	eBay, Inc. (a)	10,447	325,529
	Facebook, Inc. Class A (a)	22,817	2,827,939
	VeriSign, Inc. (a)	7,056	611,120
			9,515,109
	IT Services 4.9%
	Alliance Data Systems Corp. (a)	1,880	435,446
	Fiserv, Inc. (a)	1,092	120,513
	Global Payments, Inc.	16,489	1,231,069
	International Business Machines Corp.	15,923	2,557,552
	MasterCard, Inc. Class A	9,576	912,018
	PayPal Holdings, Inc. (a)	10,900	405,916
	Teradata Corp. (a)	22,344	634,123
	Visa, Inc. Class A	18,805	1,467,730
	Western Union Co. (The)	18,251	365,020
	WEX, Inc. (a)	1,737	162,722
	Xerox Corp.	113,477	1,168,813
			9,460,922
	Leisure Products 0.0%‡
	Mattel, Inc.	293	9,780

	Life Sciences Tools & Services 0.4%
	Charles River Laboratories International, Inc. (a)	8,655	761,034

	Media 3.1%
	CBS Corp. Class B	7,717	402,982
	Comcast Corp. Class A	41,243	2,773,592
	Interpublic Group of Cos., Inc. (The)	53,673	1,237,699
	Omnicom Group, Inc.	16,289	1,340,422
	Walt Disney Co. (The)	2,691	258,201
			6,012,896
	Metals & Mining 2.4%
	Newmont Mining Corp.	36,533	1,607,452
	Nucor Corp.	17,071	915,688
	Reliance Steel & Aluminum Co.	12,033	943,869
	Steel Dynamics, Inc.	43,102	1,155,996
			4,623,005
	Multi-Utilities 0.7%
	Ameren Corp.	2,208	115,788
	CenterPoint Energy, Inc.	29,463	704,755
	CMS Energy Corp.	18	813
	Consolidated Edison, Inc.	5,038	403,443
	MDU Resources Group, Inc.	2,320	55,796
	Public Service Enterprise Group, Inc.	1,238	56,960
			1,337,555
	Multiline Retail 0.5%
	Kohl's Corp.	7,243	301,236
	Target Corp.	7,967	600,154
			901,390
	Oil, Gas & Consumable Fuels 5.5%
	Apache Corp.	12,132	636,930
	Chevron Corp.	29,683	3,041,914
	ConocoPhillips	14,897	608,096
	Devon Energy Corp.	5,883	225,201
	EOG Resources, Inc.	52	4,248
	Exxon Mobil Corp.	31,868	2,834,659
	Murphy Oil Corp.	3,431	94,112
	Newfield Exploration Co. (a)	12,569	544,238
	ONEOK, Inc.	9,581	429,133
	QEP Resources, Inc.	26,030	473,746
	Southwestern Energy Co. (a)	19,138	279,032
	Tesoro Corp.	7,133	543,178
	Valero Energy Corp.	15,222	795,806
			10,510,293
	Pharmaceuticals 4.7%
	Allergan PLC (a)	1,952	493,758
	Bristol-Myers Squibb Co.	478	35,759
¤	Johnson & Johnson	26,648	3,337,129
	Mallinckrodt PLC (a)	4,869	327,879
	Merck & Co., Inc.	16,171	948,591
	Mylan N.V. (a)	27,269	1,275,917
	Pfizer, Inc.	71,670	2,643,906
			9,062,939
	Real Estate Investment Trusts 2.3%
	American Campus Communities, Inc.	488	26,386
	American Tower Corp.	8,277	958,228
	Apartment Investment & Management Co. Class A	581	26,709
	AvalonBay Communities, Inc.	140	25,991
	Camden Property Trust	287	25,712
	Communications Sales & Leasing, Inc.	18,797	584,211
	Equity Residential	370	25,156
	Essex Property Trust, Inc.	112	26,195
	Federal Realty Investment Trust	155	26,303
	General Growth Properties, Inc.	850	27,157
	HCP, Inc.	10,977	430,628
	Host Hotels & Resorts, Inc.	46,870	831,474
	Kimco Realty Corp.	821	26,354
	Lamar Advertising Co. Class A	8,960	608,026
	Macerich Co. (The)	300	26,772
	Mid-America Apartment Communities, Inc.	240	25,445
	Public Storage	1,318	314,897
	Realty Income Corp.	369	26,372
	Regency Centers Corp.	309	26,243
	UDR, Inc.	698	25,986
	Ventas, Inc.	3,335	253,994
			4,348,239
	Semiconductors & Semiconductor Equipment 3.8%
	Applied Materials, Inc.	25,409	668,003
	Intel Corp.	78,874	2,749,548
	Lam Research Corp.	9,309	835,669
	Micron Technology, Inc. (a)	11,484	157,790
	Qorvo, Inc. (a)	19,995	1,264,284
	QUALCOMM, Inc.	23,968	1,499,917
			7,175,211
	Software 3.7%
	Activision Blizzard, Inc.	32,662	1,311,706
	Citrix Systems, Inc. (a)	7,464	665,266
	Electronic Arts, Inc. (a)	3,243	247,506
¤	Microsoft Corp.	83,704	4,744,343
	Oracle Corp.	2,050	84,132
			7,052,953
	Specialty Retail 3.3%
	Best Buy Co., Inc.	21,738	730,397
	Foot Locker, Inc.	4,420	263,520
	Gap, Inc. (The)	9,971	257,152
	Home Depot, Inc. (The)	14,207	1,963,976
	Lowe's Cos., Inc.	23,588	1,940,821
	Signet Jewelers, Ltd.	770	67,691
	Staples, Inc.	52,014	483,210
	TJX Cos., Inc. (The)	759	62,025
	Urban Outfitters, Inc. (a)	16,880	504,712
			6,273,504
	Technology Hardware, Storage & Peripherals 3.3%
¤	Apple, Inc.	54,855	5,716,439
	Hewlett Packard Enterprise Co.	16,434	345,443
	HP, Inc.	16,867	236,307
			6,298,189
	Textiles, Apparel & Luxury Goods 1.8%
	Carter's, Inc.	3,237	327,746
	Michael Kors Holdings, Ltd. (a)	13,292	687,462
	NIKE, Inc. Class B	13,145	729,548
	PVH Corp.	11,949	1,207,566
	Ralph Lauren Corp.	3,277	321,441
	Under Armour, Inc.
	Class A (a)	1,804	71,186
	Class C (a)	1,816	64,831
			3,409,780
	Tobacco 2.1%
	Altria Group, Inc.	30,970	2,096,669
	Philip Morris International, Inc.	19,754	1,980,536
			4,077,205
	Trading Companies & Distributors 0.8%
	MSC Industrial Direct Co., Inc. Class A	8,347	599,565
	United Rentals, Inc. (a)	12,647	1,007,586
			1,607,151
	Total Common Stocks (Cost $168,735,172)		185,411,887

	Exchange-Traded Fund 3.1% (b)
¤	SPDR S&P 500 ETF Trust	27,677	6,010,061

	Total Exchange-Traded Fund (Cost $5,993,107)		6,010,061

	Principal Amount
Short-Term Investment 0.1%
Repurchase Agreement 0.1%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $271,666 (Collateralized by a United States Treasury Note with a rate of 1.75% and a maturity date of 12/31/20, with a Principal Amount of $270,000 and a Market Value of $278,438)	$271,665	271,665

Total Short-Term Investment (Cost $271,665)		271,665

Total Investments (Cost $174,999,944) (c)	100.2%	191,693,613
Other Assets, Less Liabilities	(0.2)	(451,149)
Net Assets	100.0%	$191,242,464

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(c)	As of July 31, 2016, cost was $176,034,372 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$19,863,089
Gross unrealized depreciation	(4,203,848)
Net unrealized appreciation	$15,659,241

The following abbreviations are used in the preceding pages:

ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$185,411,887	$—	$—	$185,411,887
Exchange-Traded Fund	6,010,061	—	—	6,010,061
Short-Term Investment
Repurchase Agreement	—	271,665	—	271,665
Total Investments in Securities	$191,421,948	$271,665	$—	$191,693,613

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Convertible Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Convertible Securities 89.8%†
	Convertible Bonds 73.4%
	Auto Manufacturers 2.0%
	Fiat Chrysler Automobiles N.V. 7.875%, due 12/15/16	$7,307,800	$4,571,942
	Wabash National Corp. 3.375%, due 5/1/18	8,792,000	11,847,220
			16,419,162
	Biotechnology 6.0%
¤	BioMarin Pharmaceutical, Inc. 0.75%, due 10/15/18	15,698,000	20,034,572
	Illumina, Inc.
	(zero coupon), due 6/15/19	4,300,000	4,396,750
	0.50%, due 6/15/21	6,977,000	7,395,620
	Intercept Pharmaceuticals, Inc. 3.25%, due 7/1/23	6,684,000	7,565,453
	Ionis Pharmaceuticals, Inc. 1.00%, due 11/15/21	4,375,000	3,437,109
	Medicines Co. (The) 1.375%, due 6/1/17	4,252,000	6,340,795
			49,170,299
	Commercial Services 3.9%
	Carriage Services, Inc. 2.75%, due 3/15/21	6,573,000	7,899,924
¤	Macquarie Infrastructure Corp. 2.875%, due 7/15/19	20,595,000	23,928,816
			31,828,740
	Finance - Leasing Companies 2.4%
¤	Air Lease Corp. 3.875%, due 12/1/18	15,781,000	19,795,292

	Health Care - Products 8.1%
¤	Danaher Corp. (zero coupon), due 1/22/21	8,558,000	26,615,380
	Hologic, Inc. 2.00%, due 3/1/42 (a)	9,797,000	13,336,166
¤	Teleflex, Inc. 3.875%, due 8/1/17	8,849,000	25,888,856
			65,840,402
	Health Care - Services 3.1%
	Anthem, Inc. 2.75%, due 10/15/42	7,160,000	13,147,550
	Molina Healthcare, Inc. 1.625%, due 8/15/44	10,151,000	11,863,981
			25,011,531
	Home Builders 0.9%
	Lennar Corp. 3.25%, due 11/15/21	3,785,000	7,560,538

	Insurance 1.1%
	MGIC Investment Corp. 2.00%, due 4/1/20	2,918,000	3,538,075
	Radian Group, Inc. 2.25%, due 3/1/19	4,321,000	5,482,269
			9,020,344
	Internet 5.6%
¤	Priceline Group, Inc. (The)
	0.35%, due 6/15/20	7,782,000	9,474,585
	1.00%, due 3/15/18	12,338,000	18,337,352
	Twitter, Inc. 0.25%, due 9/15/19	9,161,000	8,502,553
	WebMD Health Corp.
	1.50%, due 12/1/20	3,489,000	4,596,758
	2.625%, due 6/15/23 (b)	4,482,000	4,549,230
			45,460,478
	Machinery - Diversified 1.3%
	Chart Industries, Inc. 2.00%, due 8/1/18	11,153,000	10,860,234

	Media 0.8%
	Liberty Media Corp. 1.375%, due 10/15/23	5,925,000	6,317,531

	Oil & Gas Services 5.6%
	Helix Energy Solutions Group, Inc. 3.25%, due 3/15/32	11,830,000	10,972,325
¤	JPMorgan Chase & Co. (Convertible into Schlumberger, Ltd.) (zero coupon), due 5/3/17 (b)(c)	14,750,000	20,844,700
	Newpark Resources, Inc. 4.00%, due 10/1/17	2,523,000	2,478,848
	SEACOR Holdings, Inc. 2.50%, due 12/15/27	2,507,000	2,447,459
	Weatherford International, Ltd. 5.875%, due 7/1/21	7,974,000	8,881,042
			45,624,374
	Pharmaceuticals 2.7%
	Array BioPharma, Inc. 3.00%, due 6/1/20	2,799,000	2,491,110
	Depomed, Inc. 2.50%, due 9/1/21	9,909,000	11,766,937
	Teva Pharmaceutical Finance Co. LLC 0.25%, due 2/1/26	5,832,000	7,763,850
			22,021,897
	Real Estate Investment Trusts 1.7%
	SL Green Operating Partnership, L.P. 3.00%, due 10/15/17 (b)	9,324,000	13,910,243

	Semiconductors 13.5%
	Lam Research Corp. 1.25%, due 5/15/18	6,444,000	9,859,320
¤	Microchip Technology, Inc. 1.625%, due 2/15/25	17,384,000	20,806,475
	Micron Technology, Inc. 3.00%, due 11/15/43	7,770,000	6,303,412
	NVIDIA Corp. 1.00%, due 12/1/18	4,357,000	12,343,926
	NXP Semiconductors N.V. 1.00%, due 12/1/19	15,332,000	17,114,345
	ON Semiconductor Corp.
	1.00%, due 12/1/20	9,913,000	9,355,394
	2.625%, due 12/15/26	8,111,000	8,704,117
	Rambus, Inc. 1.125%, due 8/15/18	3,292,000	4,071,792
¤	Xilinx, Inc. 2.625%, due 6/15/17	12,326,000	21,786,205
			110,344,986
	Software 11.0%
	Bottomline Technologies, Inc. 1.50%, due 12/1/17	8,408,000	8,549,885
	Citrix Systems, Inc. 0.50%, due 4/15/19	5,382,000	6,333,941
	CSG Systems International, Inc. 4.25%, due 3/15/36 (b)	1,639,000	1,749,633
¤	Medidata Solutions, Inc. 1.00%, due 8/1/18	16,200,000	18,964,125
	Proofpoint, Inc.
	0.75%, due 6/15/20	2,051,000	2,421,462
	1.25%, due 12/15/18	1,889,000	3,727,233
	Red Hat, Inc. 0.25%, due 10/1/19	9,666,000	11,907,304
	Salesforce.com, Inc. 0.25%, due 4/1/18	9,409,000	12,390,477
	ServiceNow, Inc. (zero coupon), due 11/1/18	6,825,000	8,083,359
	Verint Systems, Inc. 1.50%, due 6/1/21	17,084,000	16,123,025
			90,250,444
	Transportation 3.7%
	Atlas Air Worldwide Holdings, Inc. 2.25%, due 6/1/22	5,819,000	5,771,721
	Echo Global Logistics, Inc. 2.50%, due 5/1/20	8,755,000	8,661,978
	XPO Logistics, Inc. 4.50%, due 10/1/17	8,452,000	15,398,487
			29,832,186
	Total Convertible Bonds (Cost $539,930,457)		599,268,681

	Shares
Convertible Preferred Stocks 16.4%
Chemicals 1.3%
A. Schulman, Inc. 6.00%	14,423	10,817,250

Food 2.7%
Post Holdings, Inc. 3.75%	60,463	11,245,453
Tyson Foods, Inc. 4.75%	133,648	10,760,001
		22,005,454
Hand & Machine Tools 1.2%
Stanley Black & Decker, Inc. 6.25%	75,479	9,511,109

Mining 0.4%
Alcoa, Inc. 5.375%	88,185	3,192,297

Oil & Gas 2.8%
Hess Corp. 8.00%	243,681	16,063,451
Sanchez Energy Corp. Series A 4.875%	35,932	753,494
Southwestern Energy Co. Series B 6.25%	184,819	6,163,714
		22,980,659
Pharmaceuticals 3.7%
Allergan PLC Series A 5.50%	16,171	14,494,714
Teva Pharmaceutical Industries, Ltd. 7.00%	17,557	15,590,616
		30,085,330
Real Estate Investment Trusts 3.5%
American Tower Corp. Series A 5.25%	109,017	12,278,585
Crown Castle International Corp. Series A 4.50%	109,784	12,675,661
Welltower, Inc. Series I 6.50%	47,800	3,357,950
		28,312,196
Telecommunications 0.8%
T-Mobile U.S., Inc. 5.50%	85,219	6,653,047

Total Convertible Preferred Stocks (Cost $125,894,562)		133,557,342
Total Convertible Securities (Cost $665,825,019)		732,826,023

Common Stocks 4.4%
Aerospace & Defense 0.7%
United Technologies Corp.	53,105	5,716,753

Airlines 1.2%
Delta Air Lines, Inc.	252,338	9,778,098

Auto Manufacturers 0.4%
General Motors Co.	108,269	3,414,804

Banks 0.7%
Bank of America Corp.	398,621	5,776,018

Computers 0.0%‡
Western Digital Corp.	2,991	142,102

Internet 0.5%
Expedia, Inc.	33,200	3,872,780

Oil & Gas 0.0%‡
Sanchez Energy Corp. (d)	2,747	17,416

Oil & Gas Services 0.9%
Baker Hughes, Inc.	51,357	2,456,406
Halliburton Co.	113,326	4,947,813
		7,404,219
Total Common Stocks (Cost $39,458,161)		36,122,190
	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co. Strike Price $18.33 Expires 7/10/19 (d)	1,016	13,838

Total Warrants (Cost $436)		13,838
	Principal Amount
Short-Term Investment 5.1%
Repurchase Agreement 5.1%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $42,047,636 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $41,690,000 and a Market Value of $42,888,588)	$42,047,531	42,047,531
Total Short-Term Investment (Cost $42,047,531)		42,047,531
Total Investments (Cost $747,331,147) (e)	99.3%	811,009,582
Other Assets, Less Liabilities	0.7	5,684,307
Net Assets	100.0%	$816,693,889

‡	Less than one-tenth of a percent.
¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Step coupon - Rate shown was the rate in effect as of July 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Synthetic Convertible Bond - Security structured by an investment bank that provides exposure to a specific company's stock. As of July 31, 2016, the total market value of this security was $20,844,700, which represented 2.6% of the Fund's net assets.
(d)	Non-income producing security.
(e)	As of July 31, 2016, cost was $759,109,786 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$102,499,501
Gross unrealized depreciation	(50,599,705)
Net unrealized appreciation	$51,899,796

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Convertible Securities
Convertible Bonds	$—	$599,268,681	$—	$599,268,681
Convertible Preferred Stocks (b)	121,558,395	11,998,947	—	133,557,342
Total Convertible Securities	121,558,395	611,267,628	—	732,826,023
Common Stocks	36,122,190	—	—	36,122,190
Warrants	13,838	—	—	13,838
Short-Term Investment
Repurchase Agreement	—	42,047,531	—	42,047,531
Total Investments in Securities	$157,694,423	$653,315,159	$—	$811,009,582

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 2 securities valued at $11,245,453 and $753,494 are held in Food and Oil & Gas, respectively, within the Convertible Preferred Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Global High Income Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 94.8%†
	Corporate Bonds 39.3%
	Brazil 5.9%
	Banco Bradesco S.A. 5.90%, due 1/16/21 (a)		$1,500,000	$1,578,750
	Minerva Luxembourg S.A. 7.75%, due 1/31/23 (a)		2,250,000	2,373,750
	Petrobras Global Finance B.V.
	5.375%, due 1/27/21		3,000,000	2,846,250
	6.85%, due 6/5/15		1,000,000	763,500
	8.75%, due 5/23/26		2,000,000	2,079,400
	Vale Overseas, Ltd. 6.875%, due 11/21/36		1,800,000	1,732,500
				11,374,150
	China 3.1%
	Alibaba Group Holding, Ltd. 4.50%, due 11/28/34		2,000,000	2,166,772
	Country Garden Holdings Co., Ltd. 7.50%, due 1/10/23 (a)		1,000,000	1,080,919
	Proven Honour Capital, Ltd. Series Reg S 4.125%, due 5/19/25		1,000,000	1,058,700
	Tencent Holdings, Ltd. Series Reg S 3.80%, due 2/11/25		1,500,000	1,600,689
				5,907,080
	Hong Kong 0.8%
	MCE Finance, Ltd. 5.00%, due 2/15/21 (a)		1,500,000	1,515,189

	India 2.2%
	Bharti Airtel International Netherlands B.V. Series Reg S 5.125%, due 3/11/23		2,000,000	2,183,296
	Reliance Holding USA, Inc. 5.40%, due 2/14/22 (a)		1,000,000	1,128,706
	Vedanta Resources PLC 8.25%, due 6/7/21 (a)		1,005,000	929,625
				4,241,627
	Indonesia 5.2%
¤	Pertamina Persero PT 5.625%, due 5/20/43 (a)		6,700,000	6,927,512
	Perusahaan Listrik Negara PT Series Reg S 5.25%, due 10/24/42		3,000,000	3,020,310
				9,947,822
	Kazakhstan 6.1%
	Kazakhstan Temir Zholy Finance B.V. 6.375%, due 10/6/20 (a)		1,000,000	1,057,100
¤	KazMunayGas National Co. JSC
	4.40%, due 4/30/23 (a)		6,000,000	5,881,200
	5.75%, due 4/30/43 (a)		5,000,000	4,875,000
				11,813,300
	Mexico 5.2%
	Cemex Finance LLC 6.00%, due 4/1/24 (a)		2,000,000	2,050,000
	Comision Federal de Electricidad 4.875%, due 1/15/24 (a)		2,000,000	2,140,000
	Grupo Televisa S.A.B. 6.125%, due 1/31/46		1,000,000	1,162,960
¤	Petroleos Mexicanos 5.625%, due 1/23/46		5,000,000	4,580,500
				9,933,460
	Peru 0.8%
	Southern Copper Corp. 5.875%, due 4/23/45		1,500,000	1,491,774

	Russia 5.3%
	ALROSA Finance S.A. 7.75%, due 11/3/20 (a)		1,500,000	1,699,140
	Gazprom OAO via Gaz Capital S.A. Series Reg S 8.625%, due 4/28/34		1,500,000	1,867,662
	Lukoil International Finance B.V. 6.656%, due 6/7/22 (a)		1,000,000	1,128,840
	Metalloinvest Finance DAC Series Reg S 5.625%, due 4/17/20		2,000,000	2,095,000
	MMC Norilsk Nickel OJSC via MMC Finance, Ltd. 6.625%, due 10/14/22 (a)		1,500,000	1,665,918
	VimpelCom Holdings B.V. 7.504%, due 3/1/22 (a)		1,500,000	1,658,265
				10,114,825
	South Africa 1.1%
	Eskom Holdings SOC, Ltd. 7.125%, due 2/11/25 (a)		2,000,000	2,040,320

	Turkey 0.7%
	Arcelik A.S. 5.00%, due 4/3/23 (a)		1,500,000	1,458,750

	United Arab Emirates 1.5%
	Abu Dhabi National Energy Co. PJSC 3.625%, due 1/12/23 (a)		2,750,000	2,815,312

	Venezuela 1.4%
	Petroleos de Venezuela S.A. Series Reg S 12.75%, due 2/17/22		5,000,000	2,722,500

	Total Corporate Bonds (Cost $74,768,341)			75,376,109

	Government & Federal Agencies 55.5%
	Argentina 2.5%
	Argentine Republic Government International Bond 7.625%, due 4/22/46 (a)		2,000,000	2,130,000
	City of Buenos Aires Argentina 8.95%, due 2/19/21 (a)		1,000,000	1,117,500
	Provincia de Buenos Aires 9.125%, due 3/16/24 (a)		1,500,000	1,653,750
				4,901,250
	Belarus 1.1%
	Belarus International Bond Series Reg S 8.95%, due 1/26/18		2,000,000	2,088,200

	Cameroon, United Republic Of 0.5%
	Republic of Cameroon International Bond 9.50%, due 11/19/25 (a)		1,000,000	1,055,620

	Costa Rica 2.4%
	Costa Rica Government International Bond 7.158%, due 3/12/45 (a)		2,000,000	2,135,000
	Instituto Costarricense de Electricidad 6.375%, due 5/15/43 (a)		3,000,000	2,520,000
				4,655,000
	Croatia 3.0%
¤	Croatia Government International Bond
	Series Reg S 6.00%, due 1/26/24		3,250,000	3,596,937
	6.375%, due 3/24/21 (a)		2,000,000	2,204,000
				5,800,937
	Dominican Republic 2.0%
	Dominican Republic International Bond Series Reg S 7.50%, due 5/6/21		3,500,000	3,920,000

	El Salvador 2.3%
	El Salvador Government International Bond 7.75%, due 1/24/23 (a)		4,000,000	4,410,000

	Gabon 1.2%
	Gabon Government International Bond 6.375%, due 12/12/24 (a)		2,596,000	2,335,102

	Georgia 1.2%
	Georgia Government International Bond Series Reg S 6.875%, due 4/12/21		2,000,000	2,215,000

	Ghana 1.1%
	Ghana Government International Bond 10.75%, due 10/14/30 (a)		2,000,000	2,176,000

	Guatemala 1.6%
	Guatemala Government Bond 4.50%, due 5/3/26 (a)		3,000,000	3,165,000

	Hungary 2.3%
¤	Hungary Government International Bond 7.625%, due 3/29/41		3,000,000	4,454,640

	Indonesia 1.8%
	Indonesia Government International Bond 5.125%, due 1/15/45 (a)		3,000,000	3,373,485

	Ivory Coast 1.0%
	Ivory Coast Government International Bond Series Reg S 5.75%, due 12/31/32 (b)		1,980,000	1,891,296

	Jamaica 0.4%
	Jamaica Government International Bond 8.00%, due 6/24/19		650,000	702,813

	Kenya 0.5%
	Kenya Government International Bond 6.875%, due 6/24/24 (a)		1,000,000	948,500

	Mexico 0.9%
	Mexican Bonos 7.75%, due 11/13/42	MXN	27,500,000	1,715,017

	Nigeria 1.0%
	Nigeria Government International Bond Series Reg S 6.75%, due 1/28/21		$2,000,000	1,999,000

	Pakistan 0.9%
	Pakistan Government International Bond 8.25%, due 9/30/25 (a)		1,500,000	1,673,313

	Panama 2.2%
	Panama Government International Bond 6.70%, due 1/26/36		3,058,000	4,139,768

	Paraguay 2.3%
¤	Paraguay Government International Bond 6.10%, due 8/11/44 (a)		4,000,000	4,470,000

	Peru 4.1%
¤	Peruvian Government International Bond 7.35%, due 7/21/25		5,800,000	7,917,000

	Russia 1.7%
	Russian Federal Bond-OFZ 7.00%, due 1/25/23	RUB	230,000,000	3,244,886

	Senegal 0.7%
	Senegal Government International Bond 8.75%, due 5/13/21 (a)		$1,250,000	1,378,375

	Sri Lanka 3.6%
¤	Sri Lanka Government International Bond 6.25%, due 10/4/20 (a)		6,500,000	6,882,395

	Turkey 5.4%
¤	Turkey Government International Bond
	6.00%, due 1/14/41		5,000,000	5,333,450
	6.625%, due 2/17/45		2,000,000	2,313,000
	7.375%, due 2/5/25		2,225,000	2,642,532
				10,288,982
	Ukraine 2.0%
	Ukraine Government International Bond Series Reg S 7.75%, due 9/1/26		4,000,000	3,860,800

	Uruguay 2.0%
	Uruguay Government International Bond 4.375%, due 12/15/28	UYU	126,987,155	3,873,386

	Venezuela 2.6%
¤	Venezuela Government International Bond Series Reg S 9.25%, due 5/7/28		$11,095,000	4,909,538

	Vietnam 1.2%
	Vietnam Government International Bond 6.75%, due 1/29/20 (a)		2,000,000	2,248,226

	Total Government & Federal Agencies (Cost $107,247,635)			106,693,529
	Total Long-Term Bonds (Cost $182,015,976)			182,069,638

	Short-Term Investment 3.9%
	Repurchase Agreement 3.9%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $7,411,016 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $7,350,000 and a Market Value of $7,561,313)		7,410,998	7,410,998
	Total Short-Term Investment (Cost $7,410,998)			7,410,998
	Total Investments (Cost $189,426,974) (c)		98.7%	189,480,636
	Other Assets, Less Liabilities		1.3	2,509,067
	Net Assets		100.0%	$191,989,703

¤	Among the Fund's 10 largest issuers held, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Step coupon - Rate shown was the rate in effect as of July 31, 2016.
(c)	As of July 31, 2016, cost was $189,426,974 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$11,127,199
Gross unrealized depreciation	(11,073,537)
Net unrealized appreciation	$53,662

As of July 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Buy Contracts	Expiration Date	Counterparty	Contract Amount Purchased		Contract Amount Sold		Unrealized Appreciation (Depreciation)

Argentine Peso vs. U.S. Dollar	1/12/17	Barclays Bank PLC	ARS	33,100,000	USD	2,000,000	$14,965
Brazilian Real vs. U.S. Dollar	10/5/16	HSBC Bank USA	BRL	20,000,000	USD	5,419,320	624,979
Euro vs. U.S. Dollar	10/5/16	HSBC Bank USA	EUR	2,630,000	USD	2,984,015	(35,693)
Indonesian Rupiah vs. U.S. Dollar	10/5/16	HSBC Bank USA	IDR	26,600,000,000	USD	1,963,824	47,158
Polish Zloty vs. Euro	10/5/16	HSBC Bank USA	PLN	11,200,000	EUR	2,519,458	45,445
Turkish Lira vs. U.S. Dollar	10/5/16	HSBC Bank USA	TRY	5,811,000	USD	2,000,000	(83,661)

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased

Brazilian Real vs. U.S. Dollar	10/5/16	HSBC Bank USA	BRL	20,000,000	USD	5,230,126	(814,173)
Pound Sterling vs. U.S. Dollar	10/5/16	HSBC Bank USA	GBP	2,000,000	USD	2,895,640	245,790
Net unrealized appreciation (depreciation) on foreign currency forward contracts							$44,810

The following abbreviations are used in the preceding pages:
ARS	—Argentine Peso
BRL	—Brazilian Real
EUR	—Euro
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
MXN	—Mexican Peso
PLN	—Polish Zloty
RUB	—New Russian Ruble
TRY	—Turkish Lira
USD	—United States Dollar
UYU	—Uruguayam Peso

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Corporate Bonds	$—	$75,376,109	$—	$75,376,109
Government & Federal Agencies	—	106,693,529	—	106,693,529
Total Long-Term Bonds	—	182,069,638	—	182,069,638
Short-Term Investment
Repurchase Agreement	—	7,410,998	—	7,410,998
Total Investments in Securities	—	189,480,636	—	189,480,636

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

As of July 31, 2016 and July 31, 2015, foreign equity securities were not fair valued, as a result there were no transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Government Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 97.9%†
	Asset-Backed Securities 1.4%
	Other ABS 0.2%
	Small Business Administration Participation Certificates Series 2015-20G, Class 1 2.88%, due 7/1/35	$314,546	$328,795

	Utilities 1.2%
	Atlantic City Electric Transition Funding LLC Series 2002-1, Class A4 5.55%, due 10/20/23	1,845,262	2,032,143

	Total Asset-Backed Securities (Cost $2,175,831)		2,360,938

	Corporate Bond 0.7%
	Electric 0.7%
	Duke Energy Florida Project Finance LLC 2.538%, due 9/1/31	1,100,000	1,119,036

	Total Corporate Bond (Cost $1,099,956)		1,119,036

	Mortgage-Backed Securities 1.1%
	Commercial Mortgage Loan (Collateralized Mortgage Obligation) 0.4%
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (a)	620,000	702,417

	Residential Mortgages (Collateralized Mortgage Obligations) 0.7%
	Citigroup Mortgage Loan Trust, Inc. Series 2006-AR6, Class 1A1 3.407%, due 8/25/36 (b)	219,379	201,184
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.05%, due 2/25/42 (a)(c)(d)(e)	1,147,251	974,277
			1,175,461
	Total Mortgage-Backed Securities (Cost $1,951,351)		1,877,878

	U.S. Government & Federal Agencies 94.7%
	Fannie Mae Strip (Collateralized Mortgage Obligations) 0.0%‡
	Series 360, Class 2, IO 5.00%, due 8/25/35 (f)	216,936	44,874
	Series 361, Class 2, IO 6.00%, due 10/25/35 (f)	44,429	7,740
			52,614
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 30.4%
	2.645%, due 2/1/37 (c)	76,586	81,230
	2.696%, due 3/1/35 (c)	34,071	35,663
	2.757%, due 6/1/35 (c)	160,655	169,122
	3.00%, due 4/1/45	2,714,928	2,825,234
¤	3.00%, due 6/1/45	3,319,684	3,454,561
	3.00%, due 7/1/45	1,477,399	1,537,425
	3.00%, due 5/1/46	894,062	930,388
	3.50%, due 10/1/25	369,983	395,931
	3.50%, due 11/1/25	2,303,908	2,465,308
	3.50%, due 4/1/42	967,112	1,034,379
	3.50%, due 5/1/42	778,642	824,667
	3.50%, due 7/1/42	385,667	408,506
	3.50%, due 6/1/43	992,374	1,051,078
¤	3.50%, due 8/1/43	3,145,750	3,344,713
	3.50%, due 1/1/44	1,059,207	1,121,705
	3.50%, due 5/1/44	328,850	352,129
	3.50%, due 3/1/45	1,404,250	1,482,559
	3.50%, due 12/1/45	568,141	599,824
	3.50%, due 5/1/46	784,639	828,395
	3.50%, due 8/16/46 TBA (g)	1,110,000	1,171,462
	4.00%, due 3/1/25	977,893	1,038,311
	4.00%, due 7/1/25	345,648	368,071
	4.00%, due 8/1/31	137,874	148,981
	4.00%, due 8/1/39	282,208	310,650
	4.00%, due 12/1/40	2,810,052	3,066,929
¤	4.00%, due 2/1/41	4,637,205	5,049,242
¤	4.00%, due 3/1/41	5,133,592	5,605,352
	4.00%, due 4/1/41	487,373	527,518
	4.00%, due 1/1/42	2,568,089	2,809,076
	4.00%, due 12/1/42	773,917	838,377
	4.00%, due 11/1/43	270,092	289,326
	4.00%, due 2/1/46	1,381,093	1,478,624
	4.50%, due 3/1/41	722,853	796,849
	4.50%, due 8/1/41	979,369	1,086,381
	5.00%, due 1/1/20	68,903	71,813
	5.00%, due 6/1/33	442,461	492,633
	5.00%, due 8/1/33	362,299	403,220
	5.00%, due 5/1/36	362,906	402,000
	5.00%, due 10/1/39	888,922	998,498
	5.50%, due 1/1/21	216,066	230,304
	5.50%, due 11/1/35	384,913	436,443
	5.50%, due 11/1/36	98,143	113,198
	6.50%, due 4/1/37	81,834	99,740
			50,775,815
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 42.1%
	2.426%, due 11/1/34 (c)	146,233	151,993
	2.50%, due 2/1/43	881,650	895,369
	2.732%, due 4/1/34 (c)	296,284	316,188
	3.00%, due 10/1/32	914,787	963,397
	3.00%, due 4/1/43	3,059,984	3,193,405
	3.50%, due 11/1/25	1,101,406	1,173,805
	3.50%, due 11/1/32	703,464	751,023
	3.50%, due 2/1/41	2,027,929	2,146,877
¤	3.50%, due 11/1/41	3,275,524	3,501,481
	3.50%, due 12/1/41	322,256	344,171
	3.50%, due 1/1/42	1,678,943	1,803,506
	3.50%, due 3/1/42	2,212,680	2,345,475
	3.50%, due 8/1/42	1,345,396	1,434,184
	3.50%, due 12/1/42	767,164	821,097
	3.50%, due 2/1/43	1,165,230	1,247,410
	3.50%, due 5/1/43	691,417	734,999
	3.50%, due 6/1/43	830,201	885,574
¤	3.50%, due 11/1/43 TBA (g)	3,280,000	3,464,244
	4.00%, due 9/1/31	1,338,328	1,447,096
	4.00%, due 2/1/41	1,456,992	1,583,622
	4.00%, due 3/1/41	2,132,194	2,341,923
	4.00%, due 10/1/41	481,336	528,681
	4.00%, due 3/1/42	1,420,255	1,528,541
	4.00%, due 4/1/42	637,144	685,914
	4.00%, due 6/1/42	1,807,926	1,959,324
	4.00%, due 7/1/42	1,632,265	1,768,697
	4.50%, due 11/1/18	374,077	383,459
	4.50%, due 6/1/23	340,374	365,450
	4.50%, due 5/1/39	629,159	700,010
	4.50%, due 6/1/39	1,944,037	2,146,117
	4.50%, due 7/1/39	1,964,185	2,190,833
	4.50%, due 8/1/39	1,664,570	1,852,285
	4.50%, due 9/1/40	1,293,486	1,441,802
	4.50%, due 12/1/40	2,013,671	2,214,056
¤	4.50%, due 1/1/41	3,094,389	3,448,105
	4.50%, due 2/1/41	1,066,799	1,182,162
	4.50%, due 8/1/41	753,243	830,792
	4.50%, due 12/1/43	510,087	556,320
	5.00%, due 9/1/17	102,742	105,465
	5.00%, due 9/1/20	18,278	18,762
	5.00%, due 11/1/33	447,150	497,336
	5.00%, due 6/1/35	405,487	450,691
	5.00%, due 10/1/35	171,046	189,699
	5.00%, due 1/1/36	89,180	98,910
	5.00%, due 2/1/36	640,650	710,591
	5.00%, due 5/1/36	438,183	485,701
	5.00%, due 6/1/36	72,931	80,624
	5.00%, due 9/1/36	117,685	130,519
	5.00%, due 3/1/40	1,146,651	1,288,405
	5.00%, due 2/1/41	2,105,012	2,389,416
	5.50%, due 1/1/17	2,352	2,367
	5.50%, due 2/1/17	58,623	58,992
	5.50%, due 6/1/19	248,090	259,142
	5.50%, due 11/1/19	287,102	300,482
	5.50%, due 4/1/21	440,691	469,481
	5.50%, due 6/1/33	1,259,787	1,425,369
	5.50%, due 11/1/33	731,571	827,886
	5.50%, due 12/1/33	877,768	996,334
	5.50%, due 6/1/34	215,313	243,828
	5.50%, due 12/1/34	56,570	63,395
	5.50%, due 3/1/35	355,920	403,401
	5.50%, due 12/1/35	88,015	99,590
	5.50%, due 4/1/36	269,133	303,663
	5.50%, due 9/1/36	94,440	106,910
	5.50%, due 7/1/37	217,466	250,966
	6.00%, due 12/1/16	8,415	8,440
	6.00%, due 11/1/32	229,793	265,970
	6.00%, due 1/1/33	176,268	203,621
	6.00%, due 3/1/33	199,962	230,906
	6.00%, due 9/1/34	72,654	82,871
	6.00%, due 9/1/35	539,704	627,406
	6.00%, due 10/1/35	256,430	297,805
	6.00%, due 6/1/36	171,126	195,187
	6.00%, due 11/1/36	394,414	454,816
	6.00%, due 4/1/37	55,786	62,109
	6.50%, due 10/1/31	137,066	161,647
	6.50%, due 2/1/37	64,271	78,790
			70,256,880
	Government National Mortgage Association (Mortgage Pass-Through Securities) 7.6%
	3.00%, due 6/20/46	997,829	1,031,254
	4.00%, due 7/15/39	409,388	439,901
	4.00%, due 9/20/40	1,698,256	1,836,299
	4.00%, due 11/20/40	304,192	331,914
	4.00%, due 1/15/41	1,723,162	1,858,022
¤	4.00%, due 10/15/41	3,399,551	3,723,281
	4.50%, due 5/20/40	1,787,555	1,942,105
	5.00%, due 2/20/41	414,055	460,882
	6.00%, due 8/15/32	312,978	361,852
	6.00%, due 12/15/32	212,974	247,724
	6.50%, due 8/15/28	102,753	118,124
	6.50%, due 4/15/31	324,951	390,428
			12,741,786
	Overseas Private Investment Corporation 2.0%
	5.142%, due 12/15/23	3,024,648	3,317,380

¤	Tennessee Valley Authority 4.3%
	4.65%, due 6/15/35	5,605,000	7,181,664

	United States Treasury Notes 8.3%
	1.75%, due 3/31/22	2,500,000	2,582,813
	1.75%, due 9/30/22	750,000	774,023
¤	1.875%, due 11/30/21	4,000,000	4,161,876
	2.00%, due 11/30/20	3,000,000	3,128,556
	2.375%, due 8/15/24	3,000,000	3,230,859
			13,878,127
	Total U.S. Government & Federal Agencies (Cost $149,717,021)		158,204,266
	Total Long-Term Bonds (Cost $154,944,159)		163,562,118

	Short-Term Investment 5.3%
	Repurchase Agreement 5.3%
	Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $8,825,750 (Collateralized by a United States Treasury Note with a rate of 1.625% and a maturity date of 11/30/20, with a Principal Amount of $8,755,000 and a Market Value of $9,006,706)	8,825,728	8,825,728
	Total Short-Term Investment (Cost $8,825,728)		8,825,728
	Total Investments (Cost $163,769,887) (h)	103.2%	172,387,846
	Other Assets, Less Liabilities	(3.2)	(5,348,466)
	Net Assets	100.0%	$167,039,380

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(b)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2016.
(c)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of this security was $974,277, which represented 0.6% of the Fund's net assets.
(e)	Illiquid security - As of July 31, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $974,277, which represented 0.6% of the Fund's net assets.
(f)	Collateralized Mortgage Obligation Interest Only Strip - Pays a fixed or variable rate of interest based on mortgage loans or mortgage pass-through securities. The principal amount of the underlying pool represents the notional amount on which the current interest was calculated. The value of these stripped securities may be particularly sensitive to changes in prevailing interest rates and are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities.
(g)	TBA - Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement. As of July 31, 2016, the total net market value of these securities was $4,635,706, which represented 2.8% of the Fund's net assets. All or a portion of these securities are a part of a mortgage dollar roll agreement.
(h)	As of July 31, 2016, cost was $163,769,887 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$8,830,495
Gross unrealized depreciation	(212,536)
Net unrealized appreciation	$8,617,959

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$2,360,938	$—	$2,360,938
Corporate Bond	—	1,119,036	—	1,119,036
Mortgage-Backed Securities (b)	—	903,601	974,277	1,877,878
U.S. Government & Federal Agencies	—	158,204,266	—	158,204,266
Total Long-Term Bonds	—	162,587,841	974,277	163,562,118
Short-Term Investment
Repurchase Agreement	—	8,825,728	—	8,825,728
Total Investments in Securities	$—	$171,413,569	$974,277	$172,387,846

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $974,277 is held in Residential Mortgages (Collateralized Mortgage Obligations) within the Mortgage-Backed Securities section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016
Long-Term Bonds
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	$950,544	$848	$380	$34,219	$-	$(11,714)	$-	$-	$974,277	$32,493
Total	$950,544	$848	$380	$34,219	$-	$(11,714)	$-	$-	$974,277	$32,493

(a) Sales include principal reductions.

MainStay High Yield Corporate Bond Fund

Portfolio of Investments  July 31, 2016 (Unaudited)

		Principal Amount	Value
	Long-Term Bonds 93.5%†
	Convertible Bonds 1.9%
	Auto Parts & Equipment 0.5%
¤	Exide Technologies, Inc. 7.00% (7.00% PIK), due 4/30/25 (a)(b)(c)(d)	$74,577,020	$52,203,914

	Mining 0.7%
	Detour Gold Corp. 5.50%, due 11/30/17	59,220,000	61,921,913

	Oil & Gas 0.2%
	Stone Energy Corp. 1.75%, due 3/1/17 (e)	29,845,000	18,503,900

	Real Estate Investment Trusts 0.5%
	VEREIT, Inc.
	3.00%, due 8/1/18	2,020,000	2,014,950
	3.75%, due 12/15/20	42,880,000	43,496,614
			45,511,564
	Total Convertible Bonds (Cost $195,572,947)		178,141,291

	Corporate Bonds 90.7%
	Advertising 0.4%
	Lamar Media Corp.
	5.00%, due 5/1/23	2,500,000	2,603,125
	5.875%, due 2/1/22	20,500,000	21,396,875
	Outfront Media Capital LLC / Outfront Media Capital Corp.
	5.25%, due 2/15/22	10,350,000	10,686,375
	5.625%, due 2/15/24	5,000,000	5,275,000
			39,961,375
	Aerospace & Defense 1.1%
	KLX, Inc. 5.875%, due 12/1/22 (d)	27,965,000	28,314,563
	Orbital ATK, Inc.
	5.25%, due 10/1/21	3,190,000	3,325,575
	5.50%, due 10/1/23	4,495,000	4,764,700
	Spirit AeroSystems, Inc. 5.25%, due 3/15/22	18,585,000	19,611,654
	TransDigm, Inc.
	5.50%, due 10/15/20	4,000,000	4,100,000
	6.00%, due 7/15/22	4,000,000	4,128,080
	6.375%, due 6/15/26 (d)	8,740,000	8,980,350
	6.50%, due 7/15/24	14,996,000	15,576,045
	6.50%, due 5/15/25	11,350,000	11,860,750
			100,661,717
	Apparel 0.6%
	Hanesbrands, Inc.
	4.625%, due 5/15/24 (d)	8,280,000	8,487,000
	4.875%, due 5/15/26 (d)	10,710,000	10,950,975
	William Carter Co. (The) 5.25%, due 8/15/21	17,520,000	18,220,800
	Wolverine World Wide, Inc. 6.125%, due 10/15/20	14,943,000	15,466,005
			53,124,780
	Auto Manufacturers 0.9%
	Allied Specialty Vehicles, Inc. 8.50%, due 11/1/19 (d)	33,560,000	34,331,880
	Ford Holdings LLC
	9.30%, due 3/1/30	18,155,000	26,097,504
	9.375%, due 3/1/20	1,695,000	2,086,577
	General Motors Financial Co., Inc.
	4.75%, due 8/15/17	3,000,000	3,097,260
	6.75%, due 6/1/18	18,000,000	19,560,078
			85,173,299
	Auto Parts & Equipment 3.2%
¤	Exide Technologies, Inc. 11.00% (4.00% Cash and 7.00% PIK), due 4/30/20 (a)(b)(c)(d)	68,735,387	58,425,079
¤	Exide Technologies, Inc. (Escrow Claim Shares) 8.625%, due 2/1/18 (b)(c)(d)(f)	64,863,000	64,863
	Goodyear Tire & Rubber Co. (The) 5.125%, due 11/15/23	7,000,000	7,402,500
	International Automotive Components Group S.A. 9.125%, due 6/1/18 (d)	13,960,000	13,785,500
	Meritor, Inc. 6.75%, due 6/15/21	11,900,000	11,424,000
	Nexteer Automotive Group, Ltd. 5.875%, due 11/15/21 (d)	21,000,000	22,102,500
	Schaeffler Finance B.V.
	4.25%, due 5/15/21 (d)	21,610,000	22,150,250
	4.75%, due 5/15/21 (d)	23,944,000	24,752,110
	4.75%, due 5/15/23 (d)	17,195,000	17,839,813
	Schaeffler Holding Finance B.V.
	6.25% (6.25% Cash or 7.00% PIK), due 11/15/19 (a)(d)	29,681,000	30,868,240
	6.75% (6.75% Cash or 7.50% PIK), due 11/15/22 (a)(d)	29,468,728	32,562,944
	6.875% (6.875% Cash or 7.625% PIK), due 8/15/18 (a)(d)	24,402,000	24,920,542
	Tenneco, Inc. 5.00%, due 7/15/26	12,550,000	12,832,375
	Titan International, Inc. 6.875%, due 10/1/20	4,442,000	4,097,745
	ZF North America Capital, Inc.
	4.50%, due 4/29/22 (d)	2,000,000	2,075,000
	4.75%, due 4/29/25 (d)	10,025,000	10,476,125
			295,779,586
	Banks 0.1%
	Provident Funding Associates, L.P. / PFG Finance Corp. 6.75%, due 6/15/21 (d)	8,950,000	8,547,250

	Biotechnology 0.2%
	AMAG Pharmaceuticals, Inc. 7.875%, due 9/1/23 (d)	17,720,000	17,161,820

	Building Materials 1.6%
	Boise Cascade Co. 6.375%, due 11/1/20	28,065,000	28,766,625
	Eagle Materials, Inc. 4.50%, due 8/1/26	2,500,000	2,540,625
	Gibraltar Industries, Inc. 6.25%, due 2/1/21	11,580,000	11,927,400
	Headwaters, Inc. 7.25%, due 1/15/19	14,689,000	15,129,670
	James Hardie International Finance, Ltd. 5.875%, due 2/15/23 (d)	26,355,000	27,475,087
	Standard Industries, Inc. 5.125%, due 2/15/21 (d)	7,630,000	7,973,350
	Summit Materials LLC / Summit Materials Finance Corp.
	6.125%, due 7/15/23	29,090,000	29,308,175
	8.50%, due 4/15/22 (d)	14,000,000	15,085,000
	USG Corp. 7.875%, due 3/30/20 (d)	12,236,000	12,778,973
			150,984,905
	Chemicals 1.4%
	Blue Cube Spinco, Inc.
	9.75%, due 10/15/23 (d)	31,550,000	36,045,875
	10.00%, due 10/15/25 (d)	20,250,000	23,135,625
	Eagle Spinco, Inc. 4.625%, due 2/15/21	3,650,000	3,759,500
	GCP Applied Technologies, Inc. 9.50%, due 2/1/23 (d)	18,125,000	20,481,250
	Olin Corp. 5.50%, due 8/15/22	18,114,000	18,204,570
	PolyOne Corp. 5.25%, due 3/15/23	7,880,000	8,201,346
	Trinseo Materials Operating SCA / Trinseo Materials Finance, Inc. 6.75%, due 5/1/22 (d)	17,125,000	17,895,625
			127,723,791
	Coal 0.6%
	Arch Coal, Inc. 8.00%, due 1/15/19 (d)(g)	21,960,000	466,650
	CONSOL Energy, Inc.
	5.875%, due 4/15/22	42,000,000	38,325,000
	8.00%, due 4/1/23	20,530,000	19,708,800
			58,500,450
	Commercial Services 3.4%
	Ashtead Capital, Inc.
	5.625%, due 10/1/24 (d)	17,000,000	17,701,250
	6.50%, due 7/15/22 (d)	31,262,000	32,981,410
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
	5.50%, due 4/1/23	40,118,000	39,817,115
	6.375%, due 4/1/24 (d)	13,295,000	13,527,663
	Cimpress N.V. 7.00%, due 4/1/22 (d)	37,800,000	38,556,000
	Flexi-Van Leasing, Inc. 7.875%, due 8/15/18 (d)	14,975,000	14,675,500
	Great Lakes Dredge & Dock Corp. 7.375%, due 2/1/19	46,601,000	45,202,970
	IHS Markit, Ltd. 5.00%, due 11/1/22 (d)	55,255,000	56,774,512
	Modular Space Corp. 10.25%, due 1/31/19 (d)	4,270,000	1,750,700
	Nielsen Co. Luxembourg S.A.R.L. (The) 5.50%, due 10/1/21 (d)	4,500,000	4,680,000
	Team Health, Inc. 7.25%, due 12/15/23 (d)	18,080,000	19,707,200
	United Rentals North America, Inc.
	4.625%, due 7/15/23	10,600,000	10,812,000
	7.625%, due 4/15/22	5,572,000	5,951,899
	WEX, Inc. 4.75%, due 2/1/23 (d)	15,458,000	15,148,840
			317,287,059
	Computers 0.3%
	NCR Corp.
	4.625%, due 2/15/21	3,180,000	3,203,850
	5.00%, due 7/15/22	2,500,000	2,506,250
	6.375%, due 12/15/23	25,360,000	26,247,600
			31,957,700
	Cosmetics & Personal Care 0.6%
	Edgewell Personal Care Co.
	4.70%, due 5/19/21	40,105,000	42,658,606
	4.70%, due 5/24/22	10,093,000	10,566,160
	First Quality Finance Co., Inc. 4.625%, due 5/15/21 (d)	3,465,000	3,400,031
			56,624,797
	Distribution & Wholesale 0.4%
	American Tire Distributors, Inc. 10.25%, due 3/1/22 (d)	23,255,000	21,365,531
	H&E Equipment Services, Inc. 7.00%, due 9/1/22	14,500,000	15,116,250
	HD Supply, Inc. 5.75%, due 4/15/24 (d)	3,000,000	3,194,550
			39,676,331
	Electric 1.8%
	Calpine Corp.
	5.875%, due 1/15/24 (d)	17,041,000	17,935,653
	6.00%, due 1/15/22 (d)	34,773,000	36,337,785
¤	GenOn Energy, Inc.
	7.875%, due 6/15/17	66,442,000	56,309,595
	9.50%, due 10/15/18	43,205,000	34,888,038
	NRG REMA LLC
	Series B
	9.237%, due 7/2/17	2,931,309	2,784,743
	Series C
	9.681%, due 7/2/26	20,225,000	18,809,250
	Public Service Co. of New Mexico 7.95%, due 5/15/18	2,927,000	3,241,292
			170,306,356
	Electrical Components & Equipment 1.3%
	Anixter, Inc.
	5.50%, due 3/1/23	1,000,000	1,050,000
	5.625%, due 5/1/19	7,715,000	8,235,763
	Belden, Inc. 5.50%, due 9/1/22 (d)	48,348,000	50,040,180
	General Cable Corp. 5.75%, due 10/1/22	44,660,000	41,980,400
	WESCO Distribution, Inc. 5.375%, due 12/15/21	20,519,000	21,083,272
			122,389,615
	Electronics 0.6%
	Allegion PLC 5.875%, due 9/15/23	8,500,000	9,052,500
	Allegion U.S. Holding Co., Inc. 5.75%, due 10/1/21	19,800,000	20,740,500
	Kemet Corp. 10.50%, due 5/1/18	27,014,000	26,878,930
			56,671,930
	Engineering & Construction 1.2%
	Broadspectrum, Ltd. 8.375%, due 5/15/20 (d)	27,490,000	29,276,850
	New Enterprise Stone & Lime Co., Inc.
	11.00%, due 9/1/18	29,975,000	29,450,438
	12.00%, due 3/15/18	31,317,949	32,398,418
	Weekley Homes LLC / Weekley Finance Corp. 6.00%, due 2/1/23	25,099,000	23,091,080
			114,216,786
	Entertainment 1.2%
	Churchill Downs, Inc.
	5.375%, due 12/15/21	17,605,000	18,045,125
	5.375%, due 12/15/21 (d)	5,010,000	5,135,250
	GLP Capital, L.P. / GLP Financing II, Inc.
	4.875%, due 11/1/20	2,000,000	2,115,240
	5.375%, due 4/15/26	5,500,000	5,864,375
	NAI Entertainment Holdings / NAI Entertainment Holdings Finance Corp. 5.00%, due 8/1/18 (d)	17,990,000	18,259,850
	Rivers Pittsburgh Borrower, L.P. / Rivers Pittsburgh Finance Corp.
	6.125%, due 8/15/21 (d)	18,840,000	19,311,000
	9.50%, due 6/15/19 (d)	11,274,000	11,598,127
	Sterling Entertainment Enterprises LLC 9.75%, due 12/15/19 (b)(c)(f)	35,000,000	36,312,500
			116,641,467
	Finance - Auto Loans 0.2%
	Credit Acceptance Corp.
	6.125%, due 2/15/21	712,000	703,100
	7.375%, due 3/15/23	18,625,000	18,625,000
			19,328,100
	Finance - Consumer Loans 0.5%
	CFG Holdings, Ltd. / CFG Finance LLC 11.50%, due 11/15/19 (d)	25,895,000	26,024,475
	OneMain Financial Holdings LLC
	6.75%, due 12/15/19 (d)	6,645,000	6,721,418
	7.25%, due 12/15/21 (d)	2,000,000	2,000,000
	Speedy Cash Intermediate Holdings Corp. 10.75%, due 5/15/18 (d)	12,414,000	7,851,855
	Springleaf Finance Corp. 8.25%, due 12/15/20	5,075,000	5,252,625
			47,850,373
	Finance - Credit Card 0.1%
	Alliance Data Systems Corp. 6.375%, due 4/1/20 (d)	9,000,000	9,202,500

	Finance - Investment Banker/Broker 0.7%
	E*TRADE Financial Corp.
	4.625%, due 9/15/23	17,500,000	18,112,500
	5.375%, due 11/15/22	20,880,000	22,132,800
	KCG Holdings, Inc. 6.875%, due 3/15/20 (d)	25,035,000	24,221,363
			64,466,663
	Finance - Leasing Companies 0.5%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
	4.625%, due 10/30/20	9,240,000	9,875,250
	5.00%, due 10/1/21	16,320,000	17,796,960
	Aircastle, Ltd. 5.50%, due 2/15/22	2,000,000	2,140,000
	Lincoln Finance, Ltd. 7.375%, due 4/15/21 (d)	14,055,000	15,038,850
			44,851,060
	Finance - Mortgage Loan/Banker 0.4%
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
	5.875%, due 8/1/21 (d)	25,665,000	23,290,987
	7.375%, due 10/1/17	18,385,000	18,614,813
			41,905,800
	Finance - Other Services 0.5%
	Cantor Commercial Real Estate Co., L.P. / CCRE Finance Corp. 7.75%, due 2/15/18 (d)	25,340,000	25,086,600
	Nationstar Mortgage LLC / Nationstar Capital Corp.
	6.50%, due 8/1/18	12,000,000	11,520,000
	6.50%, due 7/1/21	1,500,000	1,290,000
	7.875%, due 10/1/20	6,000,000	5,643,720
			43,540,320
	Food 1.9%
	B&G Foods, Inc. 4.625%, due 6/1/21	16,649,000	17,106,848
	C&S Group Enterprises LLC 5.375%, due 7/15/22 (d)	49,865,000	47,870,400
	Fresh Market, Inc. (The) 9.75%, due 5/1/23 (d)	20,170,000	18,707,675
	Ingles Markets, Inc. 5.75%, due 6/15/23	12,100,000	12,432,750
	KeHE Distributors LLC / KeHE Finance Corp. 7.625%, due 8/15/21 (d)	21,765,000	21,710,587
	Land O' Lakes, Inc. 6.00%, due 11/15/22 (d)	29,810,000	31,598,600
	TreeHouse Foods, Inc. 6.00%, due 2/15/24 (d)	9,715,000	10,443,625
	Wells Enterprises, Inc. 6.75%, due 2/1/20 (d)	21,607,000	22,255,210
			182,125,695
	Forest Products & Paper 0.6%
	Smurfit Kappa Treasury Funding, Ltd. 7.50%, due 11/20/25	51,820,000	60,888,500

	Gas 0.5%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp.
	5.625%, due 5/20/24	23,405,000	24,224,175
	5.875%, due 8/20/26	22,255,000	23,312,113
			47,536,288
	Health Care - Products 1.4%
	Alere, Inc. 6.375%, due 7/1/23 (d)	9,970,000	9,982,463
	ConvaTec Healthcare E S.A. 10.50%, due 12/15/18 (d)	24,859,000	25,542,622
	Halyard Health, Inc. 6.25%, due 10/15/22	11,331,000	11,387,655
	Hanger, Inc. 10.625%, due 11/15/18	25,535,000	25,503,081
	Hill-Rom Holdings, Inc. 5.75%, due 9/1/23 (d)	12,025,000	12,551,094
	Hologic, Inc. 5.25%, due 7/15/22 (d)	12,715,000	13,477,900
	Sterigenics-Nordion Holdings LLC 6.50%, due 5/15/23 (d)	8,350,000	8,642,250
	Universal Hospital Services, Inc. 7.625%, due 8/15/20	21,710,000	20,190,300
			127,277,365
	Health Care - Services 3.7%
	Acadia Healthcare Co., Inc.
	5.625%, due 2/15/23	11,397,000	11,315,853
	6.50%, due 3/1/24	9,565,000	9,881,793
	Centene Corp.
	4.75%, due 5/15/22	4,000,000	4,120,000
	5.625%, due 2/15/21	13,405,000	14,159,031
	5.75%, due 6/1/17	9,030,000	9,300,900
	6.125%, due 2/15/24	19,320,000	20,757,022
	Fresenius Medical Care U.S. Finance II, Inc.
	5.625%, due 7/31/19 (d)	11,680,000	12,848,000
	5.875%, due 1/31/22 (d)	7,000,000	7,892,500
	6.50%, due 9/15/18 (d)	4,730,000	5,158,538
	Fresenius Medical Care U.S. Finance, Inc. 6.875%, due 7/15/17	130,000	135,850
¤	HCA, Inc.
	4.25%, due 10/15/19	6,000,000	6,240,000
	5.00%, due 3/15/24	14,944,000	15,691,200
	5.25%, due 4/15/25	14,000,000	14,936,250
	5.375%, due 2/1/25	20,495,000	21,327,712
	5.875%, due 3/15/22	12,010,000	13,211,000
	5.875%, due 5/1/23	2,828,000	3,025,960
	5.875%, due 2/15/26	19,470,000	20,832,900
	6.50%, due 2/15/20	3,294,000	3,627,518
	7.50%, due 2/15/22	9,407,000	10,676,945
	7.58%, due 9/15/25	8,000,000	8,720,000
	7.69%, due 6/15/25	705,000	782,550
	8.00%, due 10/1/18	4,984,000	5,569,620
	8.36%, due 4/15/24	2,494,000	2,843,160
	HealthSouth Corp. 5.75%, due 11/1/24	13,345,000	13,845,437
	Molina Healthcare, Inc. 5.375%, due 11/15/22 (d)	22,000,000	22,440,000
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (d)	38,570,000	41,149,369
	Quorum Health Corp. 11.625%, due 4/15/23 (d)	10,000,000	10,150,000
	Tenet Healthcare Corp.
	6.00%, due 10/1/20	8,000,000	8,459,600
	6.75%, due 6/15/23	7,000,000	6,737,500
	8.125%, due 4/1/22	19,000,000	19,617,500
			345,453,708
	Holding Company - Diversified 0.7%
	Carlson Travel Holdings, Inc. 7.50% (7.50% Cash or 8.235% PIK), due 8/15/19 (a)(d)	67,601,000	66,586,985

	Home Builders 2.6%
	Ashton Woods USA LLC / Ashton Woods Finance Co. 6.875%, due 2/15/21 (d)	35,515,000	33,916,825
	AV Homes, Inc.
	8.50%, due 7/1/19	24,860,000	25,357,200
	Brookfield Residential Properties, Inc.
	6.375%, due 5/15/25 (d)	5,665,000	5,466,725
	6.50%, due 12/15/20 (d)	23,765,000	24,240,300
	Brookfield Residential Properties, Inc. / Brookfield Residential U.S. Corp. 6.125%, due 7/1/22 (d)	31,141,000	30,829,590
	Century Communities, Inc. 6.875%, due 5/15/22	25,336,000	25,145,980
	D.R. Horton, Inc.
	4.75%, due 2/15/23	2,000,000	2,125,000
	5.75%, due 8/15/23	3,605,000	4,019,575
	Mattamy Group Corp. 6.50%, due 11/15/20 (d)	36,862,000	36,447,302
	Meritage Homes Corp. 7.00%, due 4/1/22	1,500,000	1,646,250
	PulteGroup, Inc.
	4.25%, due 3/1/21	2,000,000	2,067,500
	5.00%, due 1/15/27	9,410,000	9,398,238
	5.50%, due 3/1/26	4,000,000	4,171,440
	WCI Communities, Inc. 6.875%, due 8/15/21	12,355,000	12,694,762
	Woodside Homes Co. LLC / Woodside Homes Finance, Inc. 6.75%, due 12/15/21 (d)	26,501,000	24,910,940
			242,437,627
	Household Products & Wares 0.4%
	Century Intermediate Holding Co. 2 9.75% (9.75% Cash or 10.50% PIK), due 2/15/19 (a)(d)	6,265,000	6,398,131
	Prestige Brands, Inc.
	5.375%, due 12/15/21 (d)	4,000,000	4,085,000
	6.375%, due 3/1/24 (d)	3,000,000	3,165,000
	Spectrum Brands, Inc.
	5.75%, due 7/15/25	7,000,000	7,577,500
	6.375%, due 11/15/20	6,435,000	6,716,531
	6.625%, due 11/15/22	7,535,000	7,996,519
			35,938,681
	Housewares 0.2%
	American Greetings Corp. 7.375%, due 12/1/21	9,244,000	9,659,980
	RSI Home Products, Inc. 6.50%, due 3/15/23 (d)	12,500,000	13,093,750
			22,753,730
	Insurance 1.3%
	American Equity Investment Life Holding Co. 6.625%, due 7/15/21	27,660,000	28,766,400
	Fairfax Financial Holdings, Ltd.
	7.375%, due 4/15/18	9,092,000	9,827,279
	8.30%, due 4/15/26	5,395,000	6,744,726
	Fidelity & Guaranty Life Holdings, Inc. 6.375%, due 4/1/21 (d)	29,148,000	28,929,390
	Ironshore Holdings (U.S.), Inc. 8.50%, due 5/15/20 (d)	12,890,000	14,786,493
	USI, Inc. 7.75%, due 1/15/21 (d)	29,460,000	29,754,600
			118,808,888
	Internet 1.5%
	Cogent Communications Group, Inc. 5.375%, due 3/1/22 (d)	4,670,000	4,786,750
	Match Group, Inc.
	6.375%, due 6/1/24 (d)	4,500,000	4,809,375
	6.75%, due 12/15/22 (d)	56,624,000	59,596,760
	Netflix, Inc.
	5.375%, due 2/1/21	10,580,000	11,299,440
	5.50%, due 2/15/22	14,265,000	15,156,562
	5.75%, due 3/1/24	23,237,000	24,631,220
	5.875%, due 2/15/25	5,546,000	5,934,220
	VeriSign, Inc.
	5.25%, due 4/1/25	12,000,000	12,540,000
			138,754,327
	Investment Company 0.4%
	American Capital, Ltd. 6.50%, due 9/15/18 (d)	33,330,000	34,016,598

	Investment Management/Advisory Services 0.5%
	Drawbridge Special Opportunities Fund, L.P. / Drawbridge Special Opportunities Finance 5.00%, due 8/1/21 (d)	24,475,000	22,884,125
	National Financial Partners Corp. 9.00%, due 7/15/21 (d)	22,882,000	22,996,410
			45,880,535
	Iron & Steel 1.1%
	Allegheny Ludlum Corp. 6.95%, due 12/15/25	10,418,000	9,037,615
	Allegheny Technologies, Inc. 7.875%, due 8/15/23	18,970,000	17,831,800
	BlueScope Steel Finance, Ltd. / BlueScope Steel Finance USA LLC
	6.50%, due 5/15/21 (d)	35,550,000	37,416,375
	7.125%, due 5/1/18 (d)	15,783,000	16,256,490
	Evraz, Inc. N.A. 7.50%, due 11/15/19 (d)	22,270,000	22,047,300
			102,589,580
	Leisure Time 1.0%
	Brunswick Corp. 4.625%, due 5/15/21 (d)	18,001,000	18,451,025
	Carlson Wagonlit B.V. 6.875%, due 6/15/19 (d)	70,625,000	72,743,750
	Vista Outdoor, Inc. 5.875%, due 10/1/23 (d)	2,000,000	2,095,000
			93,289,775
	Lodging 1.3%
	Boyd Gaming Corp. 6.375%, due 4/1/26 (d)	9,000,000	9,596,250
	Choice Hotels International, Inc.
	5.70%, due 8/28/20	2,000,000	2,187,500
	5.75%, due 7/1/22	20,500,000	22,293,750
	FelCor Lodging, L.P. 5.625%, due 3/1/23	10,497,000	10,759,425
	Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, due 10/15/21	20,930,000	21,689,550
	MGM Growth Properties Operating Partnership, L.P. / MGP Escrow Co-Issuer, Inc. 5.625%, due 5/1/24 (d)	52,665,000	56,404,215
			122,930,690
	Machinery - Construction & Mining 0.2%
	BlueLine Rental Finance Corp. 7.00%, due 2/1/19 (d)	19,110,000	17,581,200
	Vander Intermediate Holding II Corp. 9.75% (9.75% Cash or 10.50% PIK), due 2/1/19 (a)(d)	5,475,000	3,120,750
			20,701,950
	Machinery - Diversified 0.3%
	Briggs & Stratton Corp. 6.875%, due 12/15/20	8,945,000	9,906,588
	Zebra Technologies Corp. 7.25%, due 10/15/22	18,035,000	19,252,362
			29,158,950
	Media 5.9%
	Altice Financing S.A. 7.50%, due 5/15/26 (d)	11,600,000	11,716,000
	Altice U.S. Finance I Corp. 5.375%, due 7/15/23 (d)	20,195,000	20,851,338
	Cablevision Systems Corp. 7.75%, due 4/15/18	17,620,000	18,875,425
¤	CCO Holdings LLC / CCO Holdings Capital Corp.
	5.125%, due 2/15/23	24,000,000	24,825,000
	5.125%, due 5/1/23 (d)	14,873,000	15,374,964
	5.25%, due 9/30/22	3,000,000	3,123,750
	5.375%, due 5/1/25 (d)	3,880,000	4,035,200
	5.75%, due 2/15/26 (d)	14,035,000	14,806,925
	5.875%, due 4/1/24 (d)	23,695,000	25,294,412
	5.875%, due 5/1/27 (d)	9,000,000	9,495,000
	6.625%, due 1/31/22	600,000	633,750
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
	3.579%, due 7/23/20 (d)	4,000,000	4,211,176
	4.464%, due 7/23/22 (d)	6,165,000	6,693,593
	Cogeco Communications, Inc. 4.875%, due 5/1/20 (d)	10,685,000	11,005,550
	CSC Holdings LLC 7.625%, due 7/15/18	8,885,000	9,618,013
	DISH DBS Corp. 4.625%, due 7/15/17	2,000,000	2,045,000
	Midcontinent Communications & Midcontinent Finance Corp. 6.875%, due 8/15/23 (d)	6,500,000	6,792,500
	Neptune Finco Corp. 10.125%, due 1/15/23 (d)	5,935,000	6,802,994
	Nielsen Finance LLC / Nielsen Finance Co.
	4.50%, due 10/1/20	13,665,000	14,006,625
	5.00%, due 4/15/22 (d)	69,960,000	72,146,250
	Quebecor Media, Inc. 5.75%, due 1/15/23	48,150,000	50,316,750
	SFR Group S.A.
	6.00%, due 5/15/22 (d)	47,825,000	46,629,375
	7.375%, due 5/1/26 (d)	22,000,000	21,972,500
	Videotron, Ltd.
	5.00%, due 7/15/22	21,754,000	22,406,620
	5.375%, due 6/15/24 (d)	28,095,000	29,148,562
¤	Virgin Media Secured Finance PLC
	5.25%, due 1/15/21	83,145,000	88,341,562
	5.25%, due 1/15/26 (d)	5,000,000	4,987,500
	5.50%, due 8/15/26 (d)	3,000,000	3,018,750
			549,175,084
	Metal Fabricate & Hardware 0.8%
	Optimas OE Solutions Holding LLC / Optimas OE Solutions, Inc. 8.625%, due 6/1/21 (d)	16,920,000	12,795,750
	Wise Metals Group LLC / Wise Alloys Finance Corp. 8.75%, due 12/15/18 (d)	65,540,000	62,263,000
			75,058,750
	Mining 3.0%
	Alamos Gold, Inc. 7.75%, due 4/1/20 (d)	59,054,000	62,080,517
	Aleris International, Inc.
	7.875%, due 11/1/20	10,740,000	9,936,648
	9.50%, due 4/1/21 (d)	28,300,000	29,998,000
	Constellium N.V. 5.75%, due 5/15/24 (d)	19,135,000	15,738,538
	First Quantum Minerals, Ltd. 7.25%, due 10/15/19 (d)	22,235,000	20,900,900
	Hecla Mining Co. 6.875%, due 5/1/21	42,803,000	42,803,000
	Joseph T. Ryerson & Son, Inc. 11.00%, due 5/15/22 (d)	4,405,000	4,801,450
	Kaiser Aluminum Corp. 5.875%, due 5/15/24 (d)	3,000,000	3,150,000
	New Gold, Inc.
	6.25%, due 11/15/22 (d)	4,480,000	4,558,400
	7.00%, due 4/15/20 (d)	42,034,000	43,452,647
	Petra Diamonds U.S. Treasury PLC 8.25%, due 5/31/20 (d)	19,480,000	19,139,100
	St. Barbara, Ltd. 8.875%, due 4/15/18 (d)	22,325,000	22,938,938
			279,498,138
	Miscellaneous - Manufacturing 1.1%
	Actuant Corp. 5.625%, due 6/15/22	2,000,000	2,060,000
	Amsted Industries, Inc. 5.00%, due 3/15/22 (d)	18,225,000	18,407,250
	CTP Transportation Products LLC / CTP Finance, Inc. 8.25%, due 12/15/19 (d)	23,310,000	18,881,100
	EnPro Industries, Inc. 5.875%, due 9/15/22	16,365,000	16,733,212
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (d)	29,319,000	26,680,290
	Koppers, Inc. 7.875%, due 12/1/19	16,144,000	16,507,240
			99,269,092
	Oil & Gas 8.1%
	Antero Resources Corp.
	5.125%, due 12/1/22	3,000,000	2,797,500
	5.375%, due 11/1/21	10,000,000	9,575,000
	Atlas Energy Holdings Operating Co. LLC / Atlas Resource Finance Corp.
	7.75%, due 1/15/21 (g)	2,815,000	422,250
	9.25%, due 8/15/21 (g)	10,705,000	1,605,750
	California Resources Corp. 5.00%, due 1/15/20	69,160,000	31,467,800
	Calumet Specialty Products Partners, L.P. / Calumet Finance Corp.
	6.50%, due 4/15/21	36,705,000	26,886,412
	7.625%, due 1/15/22	24,680,000	17,862,150
	7.75%, due 4/15/23	4,840,000	3,502,950
	11.50%, due 1/15/21 (d)	33,240,000	37,893,600
	Carrizo Oil & Gas, Inc.
	6.25%, due 4/15/23	7,000,000	6,632,500
	7.50%, due 9/15/20	14,480,000	14,443,800
	Chesapeake Energy Corp. (Escrow Claim Shares) 6.775%, due 3/15/19 (b)(c)(f)	15,000,000	4,050,000
	Comstock Resources, Inc.
	7.75%, due 4/1/19	24,520,000	11,432,450
	9.50%, due 6/15/20	38,189,000	17,471,468
	10.00%, due 3/15/20 (d)	63,085,000	52,202,837
	Concho Resources, Inc.
	5.50%, due 10/1/22	16,000,000	15,880,000
	6.50%, due 1/15/22	24,386,000	24,812,755
	7.00%, due 1/15/21	10,325,000	10,673,469
	Continental Resources, Inc.
	5.00%, due 9/15/22	5,275,000	4,932,125
	7.125%, due 4/1/21	25,875,000	26,457,188
	7.375%, due 10/1/20	21,095,000	21,622,375
	EnQuest PLC 7.00%, due 4/15/22 (d)	31,338,000	17,862,660
	Gulfport Energy Corp. 7.75%, due 11/1/20	13,921,000	14,269,025
	Halcon Resources Corp. 8.625%, due 2/1/20 (d)(g)	40,545,000	37,301,400
	Jones Energy Holdings LLC / Jones Energy Finance Corp. 6.75%, due 4/1/22	23,415,000	18,966,150
	LINN Energy LLC / LINN Energy Finance Corp. 12.00%, due 12/15/20 (d)(g)	10,750,000	3,990,938
	Murphy Oil USA, Inc. 6.00%, due 8/15/23	17,605,000	18,529,263
	Newfield Exploration Co. 5.625%, due 7/1/24	12,210,000	12,057,375
	Oasis Petroleum, Inc.
	6.50%, due 11/1/21	9,768,000	8,205,120
	6.875%, due 1/15/23	5,000,000	4,200,000
	7.25%, due 2/1/19	52,787,000	49,487,812
	PDC Energy, Inc. 7.75%, due 10/15/22	32,655,000	33,716,287
	PetroQuest Energy, Inc. 10.00%, due 9/1/17 (c)	60,090,000	30,045,000
	Rex Energy Corp. 1.00%, due 10/1/20 (h)	116,325,000	41,877,000
	RSP Permian, Inc. 6.625%, due 10/1/22	17,780,000	18,224,500
	Sanchez Energy Corp. 7.75%, due 6/15/21	4,055,000	3,102,075
	SM Energy Co.
	6.50%, due 11/15/21	7,000,000	6,125,000
	6.50%, due 1/1/23	2,535,000	2,154,750
	Stone Energy Corp. 7.50%, due 11/15/22 (e)	87,403,000	43,701,500
	WPX Energy, Inc.
	6.00%, due 1/15/22	39,250,000	35,521,250
	7.50%, due 8/1/20	16,955,000	16,700,675
			758,662,159
	Oil & Gas Services 1.9%
	Forum Energy Technologies, Inc. 6.25%, due 10/1/21	42,185,000	39,337,513
¤	Freeport-McMoran Oil & Gas LLC / FCX Oil & Gas, Inc.
	6.125%, due 6/15/19	2,200,000	2,216,500
	6.50%, due 11/15/20	34,940,000	34,590,600
	6.625%, due 5/1/21	15,620,000	15,385,700
	6.75%, due 2/1/22	20,996,000	20,418,610
	6.875%, due 2/15/23	57,856,000	55,975,680
	FTS International, Inc.
	6.25%, due 5/1/22	5,836,000	2,188,500
	8.153%, due 6/15/20 (d)(i)	4,565,000	3,695,682
			173,808,785
	Packaging & Containers 0.6%
	AEP Industries, Inc. 8.25%, due 4/15/19	18,194,000	18,512,395
	Novelis, Inc.
	8.375%, due 12/15/17	28,135,000	28,732,869
	8.75%, due 12/15/20	12,730,000	13,271,025
			60,516,289
	Pharmaceuticals 2.0%
	DPx Holdings B.V. 7.50%, due 2/1/22 (d)	19,905,000	21,149,062
	Endo Finance LLC 5.75%, due 1/15/22 (d)	7,480,000	6,732,000
	Endo Finance LLC / Endo Finco, Inc. 5.375%, due 1/15/23 (d)	7,300,000	6,332,750
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc.
	6.00%, due 7/15/23 (d)	7,815,000	6,813,742
	6.00%, due 2/1/25 (d)	13,945,000	12,027,563
	Grifols Worldwide Operations, Ltd. 5.25%, due 4/1/22	8,996,000	9,378,330
	NBTY, Inc. 7.625%, due 5/15/21 (d)	42,285,000	43,130,700
	Quintiles Transnational Corp. 4.875%, due 5/15/23 (d)	15,575,000	15,927,307
	Valeant Pharmaceuticals International, Inc.
	6.375%, due 10/15/20 (d)	10,000,000	9,025,000
	6.75%, due 8/15/18 (d)	13,960,000	13,785,500
	7.00%, due 10/1/20 (d)	7,000,000	6,492,500
	7.25%, due 7/15/22 (d)	1,690,000	1,508,325
	7.50%, due 7/15/21 (d)	37,600,000	34,968,000
			187,270,779
	Pipelines 3.8%
	ANR Pipeline Co.
	7.375%, due 2/15/24	2,555,000	3,058,634
	9.625%, due 11/1/21	10,349,000	14,059,034
	Copano Energy LLC / Copano Energy Finance Corp. 7.125%, due 4/1/21	11,307,000	11,704,543
	EnLink Midstream Partners, L.P.
	2.70%, due 4/1/19	2,500,000	2,449,095
	4.15%, due 6/1/25	5,000,000	4,691,960
	4.40%, due 4/1/24	4,370,000	4,256,424
	EnLink Midstream Partners, L.P. / EnLink Midstream Finance Corp. 7.125%, due 6/1/22	1,765,000	1,858,489
	Genesis Energy, L.P. / Genesis Energy Finance Corp. 6.75%, due 8/1/22	39,945,000	40,244,587
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 7.25%, due 10/1/20 (d)	16,275,000	16,966,687
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.00%, due 8/1/24 (d)	12,350,000	12,504,375
	MPLX, L.P.
	4.875%, due 12/1/24 (d)	27,465,000	27,198,315
	4.875%, due 6/1/25 (d)	33,845,000	33,814,641
	5.50%, due 2/15/23 (d)	20,589,000	21,214,885
	NuStar Logistics, L.P.
	6.75%, due 2/1/21	11,295,000	11,775,038
	8.15%, due 4/15/18	2,500,000	2,685,938
	Rockies Express Pipeline LLC 6.00%, due 1/15/19 (d)	16,750,000	17,315,312
	Sabine Pass Liquefaction LLC 5.875%, due 6/30/26 (d)	20,290,000	20,822,612
	Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 7.50%, due 7/1/21	25,025,000	24,837,312
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp.
	5.00%, due 1/15/18	2,291,000	2,308,183
	6.625%, due 10/1/20	47,799,000	48,874,477
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp. 6.25%, due 10/15/22	14,000,000	14,560,000
	Williams Partners, L.P. / ACMP Finance Corp. 6.125%, due 7/15/22	18,404,000	18,820,464
			356,021,005
	Real Estate 1.5%
	AAF Holdings LLC / AAF Finance Co. 12.00% (12.00% Cash or 12.375% PIK), due 7/1/19 (a)(d)	33,834,627	34,680,493
	CBRE Services, Inc.
	5.00%, due 3/15/23	29,197,000	30,535,916
	5.25%, due 3/15/25	6,000,000	6,416,124
	Howard Hughes Corp. (The) 6.875%, due 10/1/21 (d)	26,095,000	27,073,562
	Realogy Group LLC / Realogy Co-Issuer Corp. 4.875%, due 6/1/23 (d)	15,665,000	15,899,975
	Rialto Holdings LLC / Rialto Corp. 7.00%, due 12/1/18 (d)	30,115,000	30,735,369
			145,341,439
	Real Estate Investment Trusts 2.5%
¤	Crown Castle International Corp.
	4.875%, due 4/15/22	4,000,000	4,429,560
	5.25%, due 1/15/23	91,468,000	104,699,761
	Equinix, Inc.
	5.375%, due 1/1/22	20,371,000	21,440,477
	5.375%, due 4/1/23	17,500,000	18,293,275
	5.75%, due 1/1/25	21,997,000	23,371,812
	5.875%, due 1/15/26	19,245,000	20,736,488
	Host Hotels & Resorts, L.P.
	5.25%, due 3/15/22	2,000,000	2,212,212
	6.00%, due 10/1/21	13,000,000	14,808,248
	MPT Operating Partnership, L.P. / MPT Finance Corp. 5.25%, due 8/1/26	4,500,000	4,730,625
	Sabra Health Care, L.P. / Sabra Capital Corp.
	5.375%, due 6/1/23	3,005,000	3,027,538
	5.50%, due 2/1/21	5,030,000	5,243,775
	VEREIT Operating Partnership, L.P.
	4.125%, due 6/1/21	4,000,000	4,160,000
	4.875%, due 6/1/26	7,395,000	7,764,750
			234,918,521
	Retail 5.7%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22	27,487,000	28,964,426
	Asbury Automotive Group, Inc. 6.00%, due 12/15/24	34,863,000	35,752,006
	AutoNation, Inc. 6.75%, due 4/15/18	8,000,000	8,606,912
	BMC Stock Holdings, Inc. 9.00%, due 9/15/18 (d)	22,520,000	23,420,800
	Cash America International, Inc. 5.75%, due 5/15/18	14,455,000	14,744,100
	CVS Health Corp.
	4.75%, due 12/1/22	2,380,000	2,726,859
	5.00%, due 12/1/24	3,900,000	4,535,989
	Dollar Tree, Inc. 5.75%, due 3/1/23	29,650,000	32,022,000
	DriveTime Automotive Group, Inc. / DT Acceptance Corp. 8.00%, due 6/1/21 (d)	38,882,000	36,937,900
	GameStop Corp.
	5.50%, due 10/1/19 (d)	10,925,000	11,088,875
	6.75%, due 3/15/21 (d)	16,000,000	16,160,000
	Group 1 Automotive, Inc.
	5.00%, due 6/1/22	8,165,000	8,083,350
	5.25%, due 12/15/23 (d)	8,000,000	7,940,000
	Guitar Center, Inc. 6.50%, due 4/15/19 (d)	8,660,000	7,642,450
	J.C. Penney Corp., Inc. 5.875%, due 7/1/23 (d)	5,220,000	5,351,022
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
	5.00%, due 6/1/24 (d)	10,000,000	10,450,000
	5.25%, due 6/1/26 (d)	13,000,000	13,755,560
	L Brands, Inc.
	5.625%, due 2/15/22	7,725,000	8,516,813
	6.625%, due 4/1/21	13,980,000	16,042,050
	6.75%, due 7/1/36	25,255,000	26,470,523
	6.875%, due 11/1/35	7,000,000	7,423,500
	8.50%, due 6/15/19	3,395,000	3,963,663
	Men's Wearhouse, Inc. (The) 7.00%, due 7/1/22	78,926,000	69,454,880
	Outerwall, Inc.
	5.875%, due 6/15/21	28,840,000	29,200,500
	6.00%, due 3/15/19	12,987,000	13,084,402
	Penske Automotive Group, Inc. 5.75%, due 10/1/22	27,481,000	27,895,963
	Radio Systems Corp. 8.375%, due 11/1/19 (d)	33,225,000	34,927,781
	Sonic Automotive, Inc. 7.00%, due 7/15/22	5,625,000	5,920,313
	Yum! Brands, Inc.
	3.75%, due 11/1/21	4,710,000	4,710,000
	3.875%, due 11/1/20	3,000,000	3,060,000
	3.875%, due 11/1/23	10,000,000	9,850,000
	5.30%, due 9/15/19	6,500,000	6,971,250
			535,673,887
	Semiconductors 1.4%
¤	Micron Technology, Inc.
	5.25%, due 8/1/23 (d)	15,300,000	13,693,500
	5.25%, due 1/15/24 (d)	8,000,000	7,180,000
	5.50%, due 2/1/25	22,470,000	20,166,825
	5.625%, due 1/15/26 (d)	2,500,000	2,218,750
	5.875%, due 2/15/22	4,000,000	3,860,000
	7.50%, due 9/15/23 (d)	66,555,000	72,773,899
	Qorvo, Inc.
	6.75%, due 12/1/23 (d)	5,430,000	5,837,250
	7.00%, due 12/1/25 (d)	6,000,000	6,502,500
			132,232,724
	Software 1.7%
	ACI Worldwide, Inc. 6.375%, due 8/15/20 (d)	43,570,000	44,931,562
	Activision Blizzard, Inc. 5.625%, due 9/15/21 (d)	19,310,000	20,208,784
	Change Healthcare Holdings, Inc.
	6.00%, due 2/15/21 (d)	12,850,000	13,621,000
	11.00%, due 12/31/19	2,000,000	2,115,000
	First Data Corp. 7.00%, due 12/1/23 (d)	7,500,000	7,715,625
	MSCI, Inc.
	5.25%, due 11/15/24 (d)	21,757,000	23,062,420
	5.75%, due 8/15/25 (d)	7,380,000	8,038,296
	PTC, Inc.
	6.00%, due 5/15/24	37,680,000	40,099,056
			159,791,743
	Storage & Warehousing 0.3%
	Algeco Scotsman Global Finance PLC
	8.50%, due 10/15/18 (d)	24,590,000	21,393,300
	10.75%, due 10/15/19 (d)	4,235,000	2,657,463
			24,050,763
	Telecommunications 5.9%
	CenturyLink, Inc. 5.625%, due 4/1/25	16,000,000	15,166,080
	Cogent Communications Finance, Inc. 5.625%, due 4/15/21 (d)	34,970,000	35,232,275
	DigitalGlobe, Inc. 5.25%, due 2/1/21 (d)	23,276,000	22,519,530
	Frontier Communications Corp.
	6.25%, due 9/15/21	18,410,000	17,903,725
	8.875%, due 9/15/20	2,665,000	2,864,049
	10.50%, due 9/15/22	19,880,000	21,470,400
	Hughes Satellite Systems Corp.
	5.25%, due 8/1/26 (d)	16,180,000	16,139,550
	6.50%, due 6/15/19	2,627,000	2,853,579
	6.625%, due 8/1/26 (d)	17,595,000	17,463,038
	7.625%, due 6/15/21	28,500,000	30,495,000
	Intelsat Jackson Holdings S.A. 7.25%, due 4/1/19	52,745,000	39,426,887
	NeuStar, Inc. 4.50%, due 1/15/23	33,670,000	29,755,862
	Sprint Capital Corp. 6.875%, due 11/15/28	5,200,000	4,459,000
	Sprint Communications, Inc.
	7.00%, due 3/1/20 (d)	22,370,000	23,740,163
	9.00%, due 11/15/18 (d)	12,736,000	13,802,640
	9.25%, due 4/15/22	16,806,000	17,058,090
	Sprint Corp.
	7.125%, due 6/15/24	14,335,000	12,669,273
	7.875%, due 9/15/23	10,185,000	9,300,229
¤	T-Mobile USA, Inc.
	6.00%, due 4/15/24	16,525,000	17,635,315
	6.125%, due 1/15/22	14,910,000	15,702,094
	6.25%, due 4/1/21	20,085,000	21,013,931
	6.375%, due 3/1/25	41,842,000	44,770,940
	6.50%, due 1/15/24	14,445,000	15,456,150
	6.50%, due 1/15/26	28,215,000	30,556,845
	6.625%, due 11/15/20	975,000	1,004,250
	6.625%, due 4/1/23	34,080,000	36,578,064
	6.731%, due 4/28/22	38,575,000	40,407,312
			555,444,271
	Transportation 1.0%
¤	Florida East Coast Holdings Corp.
	6.75%, due 5/1/19 (d)	50,325,000	51,583,125
	9.75%, due 5/1/20 (d)	45,570,000	40,329,450
			91,912,575
	Trucking & Leasing 0.1%
	TRAC Intermodal LLC / TRAC Intermodal Corp. 11.00%, due 8/15/19	12,985,000	13,699,175

	Total Corporate Bonds (Cost $8,433,699,863)		8,504,010,881
	Loan Assignments 0.9% (j)
	Lodging 0.3%
	Cannery Casino Resorts LLC
	New Term Loan B 6.00%, due 10/2/18	9,600,968	9,604,492
	New 2nd Lien Term Loan 12.50%, due 10/2/19	17,589,071	17,596,406
			27,200,898
	Metal Fabricate & Hardware 0.2%
	Neenah Foundry Co.
	Term Loan
	6.75%, due 4/26/17 (c)(f)	14,372,329	14,246,571

	Pharmaceuticals 0.1%
	Phibro Animal Health Corp.
	Term Loan B
	4.00%, due 4/16/21	13,230,000	13,097,700

	Telecommunications 0.2%
	Intelsat Jackson Holdings S.A.
	Term Loan B2
	3.75%, due 6/30/19	19,000,000	18,014,375

	Transportation 0.1%
	Commercial Barge Line Co.
	2015 1st Lien Term Loan
	9.75%, due 11/12/20	13,825,000	12,926,375

	Total Loan Assignments (Cost $85,313,890)		85,485,919
	Total Long-Term Bonds (Cost $8,714,586,700)		8,767,638,091

		Shares	Value
	Common Stocks 0.3%
	Auto Parts & Equipment 0.1%
¤	Exide Technologies, Inc. (b)(c)(d)(f)(k)	1,416,537	3,966,303

	Commercial Services 0.0%‡
	Avis Budget Group, Inc. (k)	61,100	2,244,203

	Electric 0.0%‡
	Upstate New York Power Producers, Inc. (b)(c)(f)(k)	343,590	412,308

	Entertainment 0.0%‡
	Affinity Gaming LLC (c)(f)(k)	275,000	3,712,500

	Lodging 0.1%
	Majestic Star Casino LLC Membership Units (b)(c)(f)(k)	446,020	55,753
	Starwood Hotels & Resorts Worldwide, Inc.	110,170	8,599,870
			8,655,623
	Media 0.0%‡
	ION Media Networks, Inc. (b)(c)(f)(k)	2,267	1,213,706

	Metal Fabricate & Hardware 0.1%
	Neenah Enterprises, Inc. (b)(c)(f)(k)	717,799	9,460,591

	Oil & Gas 0.0%‡
	Rex Energy Corp. (b)(c)(f)(k)	1,744,875	1,130,679
	Total Common Stocks (Cost $124,701,539)		30,795,913
	Exchange-Traded Fund 0.2% (l)
	SPDR Gold Shares (k)	169,400	21,849,212
	Total Exchange-Traded Funds (Cost $19,294,653)		21,849,212

	Principal Amount
Short-Term Investment 4.7%
Repurchase Agreement 4.7%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $438,133,525 (Collateralized by United States Treasury securities with rates between 1.375% and 1.75% and maturity dates between 12/31/20 and 1/31/21, with a Principal Amount of $436,695,000 and a Market Value of $446,896,575)	$438,132,430	438,132,430
Total Short-Term Investment (Cost $438,132,430)		438,132,430
Total Investments (Cost $9,296,715,322) (m)	98.7%	9,258,415,646
Other Assets, Less Liabilities	1.3	122,467,760
Net Assets	100.0%	$9,380,883,406

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(b)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of these securities was $167,295,696, which represented 1.8% of the Fund's net assets.
(c)	Illiquid security - As of July 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $215,299,767, which represented 2.3% of the Fund's net assets.
(d)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(e)	Issue in non-accrual status.
(f)	Restricted security.
(g)	Issue in default.
(h)	Step coupon - Rate shown was the rate in effect as of July 31, 2016.
(i)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(j)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2016.
(k)	Non-income producing security.
(l)	Exchange-Traded Fund - An investment vehicle that represents a basket of securities that is traded on an exchange.
(m)	As of July 31, 2016, cost was $9,298,867,821 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$360,356,141
Gross unrealized depreciation	(400,808,316)
Net unrealized depreciation	$(40,452,175)

The following abbreviation is used in the preceding pages:
SPDR	—Standard & Poor's Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Convertible Bonds (b)	$—	$125,937,377	$52,203,914	$178,141,291
Corporate Bonds (c)	—	8,405,158,439	98,852,442	8,504,010,881
Loan Assignments	—	85,485,919	—	85,485,919
Total Long-Term Bonds	—	8,616,581,735	151,056,356	8,767,638,091
Common Stocks (d)(e)	10,844,073	4,843,179	15,108,661	30,795,913
Exchange-Traded Fund	21,849,212	—	—	21,849,212
Short-Term Investment
Repurchase Agreement	—	438,132,430	—	438,132,430
Total Investments in Securities	$32,693,285	$9,059,557,344	$166,165,017	$9,258,415,646

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $52,203,914 is held in Auto Parts & Equipment within the Convertible Bonds section of the Portfolio of Investments.

(c)	The Level 3 securities valued at $58,489,942, $36,312,500, and $4,050,000 are held in Auto Parts & Equipment, Entertainment, and Oil & Gas, respectively, within the Corporate Bonds section of the Portfolio of Investments.

(d)	The Level 2 securities valued at $3,712,500 and $1,130,679 are held in Entertainment and Oil & Gas, respectively, within the Common Stocks section of the Portfolio of Investments.

(e)	The Level 3 securities valued at $3,966,303, $412,308, $55,753, $1,213,706, and $9,460,591 are held in Auto Parts & Equipment, Electric, Lodging, Media, and Metal Fabricate & Hardware, respectively, within the Common Stocks section of the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, a security with a market value of $14,619,375 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases		Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of July 31, 2016
Long-Term Bonds
Convertible Bonds
Auto Parts & Equipment	$53,295,813	$520,548	$-	$(6,974,127)	$5,361,680	(b)	$-	$-	$-	$52,203,914	$(6,974,127)
Electric	4,369,159	-	98,581	(62,610)	400,840	(b)	(4,805,970)	-	-	-	-
Corporate Bonds
Auto Parts & Equipment	54,289,499	598,513	-	(1,339,768)	4,941,698	(b)	-	-	-	58,489,942	(1,339,768)
Entertainment	36,312,500	-	-	-	-		-	-	-	36,312,500	-
Oil & Gas	3,900,000	-	-	150,000	-		-	-	-	4,050,000	150,000
Loan Assignments
Lodging	14,619,375	-	-	-	-		-	-	(14,619,375)	-	-
Retail	6,007,500	-	(765,000)	(7,500)	-		(5,235,000)	-	-	-	-
Common Stocks
Auto Parts & Equipment	5,666,148	-	-	(1,699,845)	-		-	-	-	3,966,303	(1,699,845)
Electric	2,316,285	-	-	(1,028,935)	3,493,854		(4,368,896)	-	-	412,308	(1,028,935)
Lodging	156,107	-	-	(100,354)	-		-	-	-	55,753	(100,354)
Media	985,125	-	-	228,581	-		-	-	-	1,213,706	228,581
Metal, Fabricate & Hardware	8,728,436	-	-	732,155	-		-	-	-	9,460,591	732,155
Total	$190,645,947	$1,119,061	$(666,419)	$(10,102,403)	$14,198,072		$(14,409,866)	$-	$(14,619,375)	$166,165,017	$(10,032,293)

(a) Sales include principal reductions.

(b) Purchases include PIK securities.

As of July 31, 2016, the Fund held the following restricted securities.

		Principal
	Date(s) of	Amount/		7/31/16	Percent of
Security	Acquisition	Shares	Cost	Value	Net Assets
Affinity Gaming LLC
Common Stock	5/4/12	275,000	$3,093,750	$3,712,500	0.0	%‡
Chesapeake Energy Corp. (Escrow Claim Shares)
Corporate Bond
6.775%, due 3/15/19	11/26/14	$15,000,000	-	4,050,000	0.1
Exide Technologies, Inc.
Common Stock	4/30/15	1,416,537	53,286,096	3,966,303	0.1
Exide Technologies, Inc. (Escrow Claim Shares)
Corporate Bond
8.625%, due 2/1/18	8/28/15	$64,863,000	-	64,863	0.0	‡
ION Media Networks, Inc.
Common Stock	3/12/10-12/20/10	2,267	3,435	1,213,706	0.0	‡
Majestic Star Casino LLC
Membership Units Common Stock	12/1/11	446,020	892,040	55,753	0.0	‡
Neenah Enterprises, Inc.
Common Stock	7/29/10	717,799	6,079,758	9,460,591	0.1
Neenah Foundry Co.
Term Loan Loan Assignment
6.75%, due 4/26/17	5/10/13	$14,372,329	14,252,543	14,246,571	0.2
Rex Energy Corp.
Common Stock	4/7/16	1,744,875	52,827,569	1,130,679	0.0	‡
Sterling Entertainment Enterprises LLC
Corporate Bond
9.75%, due 12/31/19	12/21/12	$35,000,000	35,000,000	36,312,500	0.4
Upstate New York Power Producers, Inc.
Common Stock	5/11/99-2/28/11	343,590	-	412,308	0.0	‡
Total			$165,435,191	$74,625,774	0.9%

‡ Less than one-tenth of a percent.

MainStay Income Builder Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 47.7%†
	Asset-Backed Securities 0.4%
	Home Equity 0.4%
	Ameriquest Mortgage Securities, Inc. Series 2003-8, Class AF5 5.14%, due 10/25/33 (a)		$32,264	$32,551
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.548%, due 10/25/36 (b)		173,511	168,682
	Chase Funding Trust Series 2002-2, Class 1A5 6.333%, due 4/25/32 (a)		141,247	143,377
	CIT Group Home Equity Loan Trust Series 2003-1, Class A4 4.43%, due 3/20/32 (a)		8,210	8,236
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.558%, due 5/25/37 (b)		570,143	406,803
	Countrywide Asset-Backed Certificates Series 2003-5, Class AF5 5.408%, due 2/25/34 (a)		485,496	487,078
	Equity One Mortgage Pass-Through Trust
	Series 2003-4, Class AF6 5.333%, due 10/25/34 (a)		73,073	73,452
	Series 2003-3, Class AF4 5.495%, due 12/25/33 (a)		292,534	291,439
	GSAA Home Equity Trust Series 2006-14, Class A1 0.538%, due 9/25/36 (b)		5,389,732	2,712,055
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.588%, due 4/25/37 (b)		2,986	2,131
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.588%, due 3/25/47 (b)		529,924	277,571
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.538%, due 11/25/36 (b)		707,352	322,705
	RAMP Trust
	Series 2003-RS7, Class AI6 5.34%, due 8/25/33 (b)		10,465	10,489
	Series 2003-RZ5, Class A7 5.47%, due 9/25/33 (a)		23,550	24,196
	RASC Trust Series 2002-KS2, Class AI6 6.228%, due 4/25/32 (b)		21,595	21,853
	Saxon Asset Securities Trust Series 2003-1, Class AF5 5.197%, due 6/25/33 (a)		93,911	95,749
	Soundview Home Equity Loan Trust Series 2006-EQ2, Class A2 0.598%, due 1/25/37 (b)		1,083,976	760,451
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.598%, due 9/25/37 (b)		743,484	363,489
	Terwin Mortgage Trust Series 2005-14HE, Class AF2 4.849%, due 8/25/36 (a)		63,431	64,689
				6,266,996
	Student Loans 0.0%‡
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.982%, due 5/25/29 (b)		455,789	440,142

	Total Asset-Backed Securities (Cost $8,002,438)			6,707,138
	Convertible Bond 0.0%‡
	Transportation 0.0%‡
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		760,000	448,875

	Total Convertible Bond (Cost $831,935)			448,875

	Corporate Bonds 41.6%
	Advertising 0.0%‡
	Lamar Media Corp. 5.375%, due 1/15/24		625,000	656,250

	Aerospace & Defense 0.5%
	KLX, Inc. 5.875%, due 12/1/22 (c)		3,485,000	3,528,562
	TransDigm, Inc.
	6.00%, due 7/15/22		1,100,000	1,135,222
	7.50%, due 7/15/21		385,000	407,138
	Triumph Group, Inc. 4.875%, due 4/1/21		3,875,000	3,715,156
				8,786,078
	Agriculture 0.0%‡
	Reynolds American, Inc. 8.125%, due 6/23/19		255,000	301,887

	Airlines 0.8%
	American Airlines Group, Inc. 4.625%, due 3/1/20 (c)		3,700,000	3,644,500
	American Airlines, Inc.
	Series 2016-2, Class AA, Pass Through Trust 3.20%, due 12/15/29		680,000	710,668
	Series 2016-2, Class A, Pass Through Trust 3.65%, due 12/15/29		240,000	251,875
	Continental Airlines, Inc.
	Series 2009-2, Class A, Pass Through Trust 7.25%, due 5/10/21		1,543,998	1,764,018
	Series 2003-ERJ1 7.875%, due 1/2/20		408,589	424,933
	U.S. Airways Group, Inc.
	Class A Series 2012-1, Pass Through Trust 5.90%, due 4/1/26		1,962,637	2,266,846
	Series 2010-1 Class A, Pass Through Trust 6.25%, due 10/22/24		1,015,808	1,152,942
	UAL 2007-1 Pass-Through Trust Series 2007-1 Pass-Through Trust 6.636%, due 1/2/24		1,698,327	1,817,210
	UAL 2009-1 Pass-Through Trust 10.40%, due 5/1/18		279,970	284,506
				12,317,498
	Apparel 0.2%
	Hanesbrands, Inc. 4.625%, due 5/15/24 (c)		3,575,000	3,664,375
	Auto Manufacturers 0.7%
	Ford Motor Co.
	6.625%, due 10/1/28		1,500,000	1,932,121
	7.45%, due 7/16/31		450,000	618,451
	8.90%, due 1/15/32		215,000	297,548
	Ford Motor Credit Co. LLC 5.875%, due 8/2/21		350,000	403,642
	General Motors Financial Co., Inc.
	3.20%, due 7/13/20		1,800,000	1,833,930
	3.25%, due 5/15/18		325,000	333,490
	3.45%, due 4/10/22		3,800,000	3,876,498
	Navistar International Corp. 8.25%, due 11/1/21		2,425,000	1,794,500
				11,090,180
	Auto Parts & Equipment 1.2%
	Dana Holding Corp. 5.375%, due 9/15/21		3,780,000	3,928,819
	Goodyear Tire & Rubber Co. (The) 5.125%, due 11/15/23		5,250,000	5,551,875
	MPG Holdco I, Inc. 7.375%, due 10/15/22		3,655,000	3,746,375
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (Germany) (c)		3,345,000	3,470,437
	Tenneco, Inc. 5.00%, due 7/15/26		1,660,000	1,697,350
				18,394,856
	Banks 5.5%
¤	Bank of America Corp.
	4.875%, due 4/1/44		1,845,000	2,160,707
	5.00%, due 1/21/44		1,440,000	1,708,803
	5.125%, due 12/29/49 (b)		575,000	562,063
	5.42%, due 3/15/17		135,000	138,350
	5.625%, due 7/1/20		645,000	731,418
	5.875%, due 2/7/42		500,000	653,271
	6.11%, due 1/29/37		1,505,000	1,853,221
	6.30%, due 12/29/49 (b)		3,885,000	4,233,434
	7.625%, due 6/1/19		1,015,000	1,175,189
	8.57%, due 11/15/24		485,000	630,676
	Bank of New York Mellon Corp. (The) 4.625%, due 12/29/49 (b)		2,150,000	2,144,625
	Barclays PLC 5.20%, due 5/12/26 (United Kingdom)		1,590,000	1,674,165
	Capital One Financial Corp. 5.55%, due 12/29/49 (b)		4,595,000	4,660,479
	Citigroup, Inc.
	4.05%, due 7/30/22		105,000	111,515
	4.65%, due 7/30/45		1,685,000	1,901,952
	5.30%, due 5/6/44		1,555,000	1,756,939
	6.25%, due 12/29/49 (b)		3,655,000	3,938,262
	6.625%, due 6/15/32		770,000	952,438
	6.875%, due 6/1/25		1,715,000	2,164,179
	Citizens Bank N.A. 2.55%, due 5/13/21		1,050,000	1,071,631
	Citizens Financial Group, Inc. 4.30%, due 12/3/25		3,405,000	3,614,261
	Discover Bank 8.70%, due 11/18/19		1,064,000	1,243,688
¤	Goldman Sachs Group, Inc. (The)
	3.625%, due 1/22/23		3,045,000	3,228,489
	4.80%, due 7/8/44		2,385,000	2,697,881
	5.30%, due 12/29/49 (b)		2,756,000	2,800,785
	6.75%, due 10/1/37		3,815,000	4,891,143
	Huntington Bancshares, Inc. 3.15%, due 3/14/21		3,535,000	3,684,269
	JPMorgan Chase & Co.
	4.95%, due 6/1/45		730,000	837,551
	5.15%, due 12/29/49 (b)		3,150,000	3,150,000
	6.40%, due 5/15/38		820,000	1,143,052
	Lloyds Banking Group PLC 4.65%, due 3/24/26 (United Kingdom)		1,605,000	1,656,272
	Morgan Stanley
	4.30%, due 1/27/45		3,075,000	3,325,948
	4.875%, due 11/1/22		1,125,000	1,242,089
	5.00%, due 11/24/25		2,535,000	2,817,427
	5.45%, due 12/31/49 (b)		4,405,000	4,327,912
	6.375%, due 7/24/42		490,000	677,274
	Royal Bank of Scotland Group PLC
	5.125%, due 5/28/24 (United Kingdom)		1,570,000	1,575,406
	6.125%, due 12/15/22 (United Kingdom)		1,530,000	1,625,920
	Santander Holdings USA, Inc. 2.65%, due 4/17/20		3,875,000	3,894,697
	Wachovia Corp. 5.50%, due 8/1/35		315,000	374,059
	Wells Fargo & Co.
	4.90%, due 11/17/45		55,000	62,330
	5.375%, due 11/2/43		690,000	824,018
	5.90%, due 12/29/49 (b)		2,520,000	2,686,950
	Wells Fargo Bank N.A. 5.85%, due 2/1/37		140,000	180,119
	Wells Fargo Capital X 5.95%, due 12/1/86		715,000	784,712
				87,569,569
	Beverages 0.4%
	Anheuser-Busch InBev Finance, Inc. 3.65%, due 2/1/26 (Belgium)		4,000,000	4,294,736
	Constellation Brands, Inc. 4.25%, due 5/1/23		2,100,000	2,226,000
				6,520,736
	Biotechnology 0.5%
	Biogen, Inc. 3.625%, due 9/15/22		3,480,000	3,735,731
	Celgene Corp. 3.625%, due 5/15/24		3,600,000	3,824,057
				7,559,788
	Building Materials 1.2%
	Fortune Brands Home & Security, Inc. 4.00%, due 6/15/25		4,420,000	4,711,066
	Masco Corp. 4.375%, due 4/1/26		1,575,000	1,677,375
	Masonite International Corp. 5.625%, due 3/15/23 (c)		3,725,000	3,925,219
	Standard Industries, Inc. 5.375%, due 11/15/24 (c)		2,940,000	3,083,325
	USG Corp.
	6.30%, due 11/15/16		4,695,000	4,764,486
	9.50%, due 1/15/18 (a)		1,330,000	1,456,350
				19,617,821
	Chemicals 0.4%
	Ashland, Inc. 4.75%, due 8/15/22		1,890,000	1,960,875
	Dow Chemical Co. (The)
	4.125%, due 11/15/21		1,605,000	1,762,980
	8.55%, due 5/15/19		75,000	89,312
	Hexion, Inc. 6.625%, due 4/15/20		870,000	735,150
	WR Grace & Co. 5.125%, due 10/1/21 (c)		1,885,000	1,993,387
				6,541,704
	Commercial Services 1.0%
	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.125%, due 6/1/22 (c)		3,000,000	2,943,750
	Herc Rentals, Inc. 7.75%, due 6/1/24 (c)		2,120,000	2,141,200
	Hertz Corp. (The)
	5.875%, due 10/15/20		450,000	464,625
	7.375%, due 1/15/21		2,245,000	2,329,188
	Service Corporation International 5.375%, due 1/15/22		3,600,000	3,780,000
	United Rentals North America, Inc.
	4.625%, due 7/15/23		1,350,000	1,377,000
	5.75%, due 11/15/24		1,600,000	1,660,000
	6.125%, due 6/15/23		710,000	743,281
				15,439,044
	Computers 0.6%
	Apple, Inc.
	1.55%, due 8/4/21		1,500,000	1,501,203
	3.85%, due 8/4/46		1,090,000	1,094,018
	International Business Machines Corp. 7.00%, due 10/30/25		2,050,000	2,824,045
	NCR Corp. 5.00%, due 7/15/22		3,530,000	3,538,825
				8,958,091
	Diversified Financial Services 0.0%‡
	Alterra Finance LLC 6.25%, due 9/30/20		200,000	231,093

	Electric 0.5%
	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (c)		3,405,000	3,876,395
	Great Plains Energy, Inc. 5.292%, due 6/15/22 (a)		1,130,000	1,268,188
	Puget Energy, Inc. 5.625%, due 7/15/22		815,000	933,885
¤	WEC Energy Group, Inc. 6.25%, due 5/15/67 (b)		1,554,717	1,297,217
				7,375,685
	Entertainment 0.1%
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		1,935,000	2,082,544
	Scientific Games International, Inc. 7.00%, due 1/1/22 (c)		325,000	338,000
				2,420,544
	Finance - Auto Loans 0.3%
	Ally Financial, Inc.
	3.50%, due 1/27/19		3,250,000	3,282,500
	8.00%, due 11/1/31		770,000	937,475
				4,219,975
	Finance - Commercial 0.3%
	CIT Group, Inc.
	3.875%, due 2/19/19		1,740,000	1,774,800
	4.25%, due 8/15/17		340,000	346,545
	5.00%, due 8/15/22		1,175,000	1,236,688
	5.25%, due 3/15/18		310,000	322,400
	6.625%, due 4/1/18 (c)		750,000	796,875
				4,477,308
	Finance - Consumer Loans 0.9%
	Navient Corp. 8.00%, due 3/25/20		2,005,000	2,140,337
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (c)		3,305,000	3,305,000
	Springleaf Finance Corp.
	5.25%, due 12/15/19		700,000	679,000
	6.00%, due 6/1/20		775,000	751,750
	7.75%, due 10/1/21		1,765,000	1,751,763
	Synchrony Financial 4.25%, due 8/15/24		5,000,000	5,280,325
				13,908,175
	Finance - Credit Card 0.1%
	Discover Financial Services 3.85%, due 11/21/22		1,491,000	1,534,579

	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		722,000	766,771
	6.45%, due 6/8/27		1,000,000	1,117,145
				1,883,916
	Finance - Leasing Companies 0.3%
	AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 4.625%, due 10/30/20 (Netherlands)		3,265,000	3,489,469
	International Lease Finance Corp. 5.875%, due 4/1/19		1,255,000	1,364,812
				4,854,281
	Food 1.5%
	Kerry Group Financial Services 3.20%, due 4/9/23 (Ireland) (c)		2,899,000	2,908,996
	Kraft Heinz Foods Co.
	3.00%, due 6/1/26 (c)		1,000,000	1,022,439
	4.875%, due 2/15/25 (c)		2,123,000	2,343,442
	5.00%, due 6/4/42		1,600,000	1,873,742
	Pilgrim's Pride Corp. 5.75%, due 3/15/25 (c)		2,530,000	2,561,625
	Smithfield Foods, Inc.
	6.625%, due 8/15/22		575,000	608,183
	7.75%, due 7/1/17		925,000	968,938
	Tyson Foods, Inc. 3.95%, due 8/15/24		4,235,000	4,615,235
	Whole Foods Market, Inc. 5.20%, due 12/3/25 (c)		6,010,000	6,501,474
				23,404,074
	Food Services 0.3%
	Aramark Services, Inc.
	4.75%, due 6/1/26 (c)		2,535,000	2,560,350
	5.125%, due 1/15/24 (c)		1,465,000	1,512,612
	5.75%, due 3/15/20		572,000	589,160
				4,662,122
	Gas 0.1%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, due 5/20/24		1,140,000	1,179,900

	Hand & Machine Tools 0.2%
	Milacron LLC / Mcron Finance Corp. 7.75%, due 2/15/21 (c)		2,950,000	3,097,500

	Health Care - Products 1.1%
	Alere, Inc. 7.25%, due 7/1/18		2,715,000	2,742,150
	Boston Scientific Corp. 2.85%, due 5/15/20		3,740,000	3,867,706
	Hologic, Inc. 5.25%, due 7/15/22 (c)		3,545,000	3,757,700
	Mallinckrodt International Finance S.A. / Mallinckrodt CB LLC
	4.875%, due 4/15/20 (c)		1,275,000	1,278,188
	5.75%, due 8/1/22 (c)		1,120,000	1,094,800
	Stryker Corp. 2.625%, due 3/15/21		2,955,000	3,066,548
	Thermo Fisher Scientific, Inc. 3.00%, due 4/15/23		1,425,000	1,470,254
				17,277,346
	Health Care - Services 1.2%
	CHS / Community Health Systems, Inc. 5.125%, due 8/1/21		3,750,000	3,731,250
	Cigna Corp. 4.375%, due 12/15/20		270,000	292,725
	DaVita HealthCare Partners, Inc. 5.00%, due 5/1/25		2,370,000	2,396,663
	Fresenius Medical Care U.S. Finance II, Inc. 5.875%, due 1/31/22 (Germany) (c)		1,985,000	2,238,088
	HCA, Inc. 5.00%, due 3/15/24		3,750,000	3,937,500
	Tenet Healthcare Corp.
	4.153%, due 6/15/20 (b)		2,950,000	2,927,875
	6.00%, due 10/1/20		2,750,000	2,907,987
				18,432,088
	Home Builders 1.7%
	Beazer Homes USA, Inc.
	5.75%, due 6/15/19		885,000	863,981
	7.25%, due 2/1/23		1,185,000	1,042,800
	CalAtlantic Group, Inc.
	5.875%, due 11/15/24		1,345,000	1,435,788
	8.375%, due 5/15/18		2,000,000	2,200,000
	K. Hovnanian Enterprises, Inc. 7.25%, due 10/15/20 (c)		5,435,000	4,959,437
	KB Home 7.50%, due 9/15/22		1,660,000	1,751,300
	Lennar Corp.
	4.50%, due 6/15/19		2,400,000	2,514,000
	4.50%, due 11/15/19		750,000	788,438
	MDC Holdings, Inc. 5.625%, due 2/1/20		2,750,000	2,956,250
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (c)		3,320,000	3,369,800
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		1,340,000	1,457,250
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc.
	4.375%, due 6/15/19		1,000,000	1,025,000
	5.875%, due 6/15/24		2,935,000	3,023,050
				27,387,094
	Hotels, Restaurants & Leisure 0.1%
	Marriott International, Inc. 2.30%, due 1/15/22		2,450,000	2,473,549

	Household Products & Wares 0.3%
	Spectrum Brands, Inc. 5.75%, due 7/15/25		4,394,000	4,756,505

	Housewares 0.4%
	Newell Brands, Inc. 3.85%, due 4/1/23		5,750,000	6,144,898

	Insurance 2.7%
	Allstate Corp. (The) 6.50%, due 5/15/67 (b)		3,790,000	4,206,900
	Berkshire Hathaway Finance Corp. 1.45%, due 3/7/18		3,515,000	3,542,895
	Chubb Corp. (The) 6.375%, due 3/29/67 (b)		1,660,000	1,494,498
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		1,910,000	1,418,175
	6.15%, due 11/15/66 (b)		1,320,000	422,400
	Hartford Financial Services Group, Inc. (The) 6.10%, due 10/1/41		2,785,000	3,480,646
	Liberty Mutual Group, Inc.
	4.25%, due 6/15/23 (c)		250,000	267,486
	6.50%, due 3/15/35 (c)		220,000	278,521
	7.80%, due 3/7/87 (c)		1,760,000	1,958,000
	10.75%, due 6/15/88 (b)(c)		750,000	1,102,500
	Markel Corp. 5.00%, due 4/5/46		2,350,000	2,565,204
	Oil Insurance, Ltd. 3.613%, due 12/29/49 (b)(c)		1,320,000	1,029,600
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (c)		2,575,000	3,249,745
	Progressive Corp. (The) 6.70%, due 6/15/67 (b)		3,700,000	3,441,000
	Protective Life Corp. 8.45%, due 10/15/39		1,640,000	2,336,951
	Provident Cos., Inc. 7.25%, due 3/15/28		2,115,000	2,638,830
	Prudential Financial, Inc. 5.625%, due 6/15/43 (b)		1,760,000	1,884,520
	Validus Holdings, Ltd. 8.875%, due 1/26/40		1,690,000	2,354,140
	Voya Financial, Inc. 3.65%, due 6/15/26		690,000	699,029
	XLIT, Ltd.
	4.45%, due 3/31/25 (Ireland)		2,615,000	2,652,321
	6.50%, due 10/29/49 (Ireland) (b)		2,120,000	1,462,800
				42,486,161
	Internet 0.5%
	eBay, Inc. 3.80%, due 3/9/22		3,840,000	4,094,308
	Match Group, Inc. 6.375%, due 6/1/24 (c)		3,995,000	4,269,656
				8,363,964
	Iron & Steel 0.7%
	AK Steel Corp.
	7.50%, due 7/15/23		2,400,000	2,532,000
	7.625%, due 10/1/21		2,710,000	2,601,600
	ArcelorMittal
	7.25%, due 2/25/22 (Luxembourg)		1,500,000	1,642,500
	8.00%, due 10/15/39 (Luxembourg)		2,300,000	2,438,000
	Cliffs Natural Resources, Inc. 5.90%, due 3/15/20		1,085,000	889,700
	United States Steel Corp. 8.375%, due 7/1/21 (c)		1,615,000	1,762,369
				11,866,169
	Lodging 1.2%
	Boyd Gaming Corp.
	6.375%, due 4/1/26 (c)		1,465,000	1,562,056
	6.875%, due 5/15/23		1,800,000	1,928,250
	Choice Hotels International, Inc. 5.75%, due 7/1/22		3,260,000	3,545,250
	MGM Resorts International
	6.75%, due 10/1/20		4,600,000	5,083,000
	8.625%, due 2/1/19		80,000	90,600
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		265,000	288,688
	7.15%, due 12/1/19		1,900,000	2,202,820
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	4.25%, due 5/30/23 (c)		1,850,000	1,766,750
	5.50%, due 3/1/25 (c)		1,905,000	1,914,525
				18,381,939
	Machinery - Construction & Mining 0.2%
	Terex Corp.
	6.00%, due 5/15/21		440,000	447,700
	6.50%, due 4/1/20		2,400,000	2,442,000
				2,889,700
	Machinery - Diversified 0.5%
	CNH Industrial Capital LLC 4.875%, due 4/1/21		3,945,000	4,132,387
	Zebra Technologies Corp. 7.25%, due 10/15/22		3,210,000	3,426,675
				7,559,062
	Media 1.3%
	CCO Holdings LLC / CCO Holdings Capital Corp. 5.75%, due 1/15/24		1,555,000	1,640,525
	Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 4.464%, due 7/23/22 (c)		3,890,000	4,223,532
	Clear Channel Worldwide Holdings, Inc. Series B 6.50%, due 11/15/22		3,150,000	3,260,250
	DISH DBS Corp. 5.875%, due 7/15/22		2,050,000	2,048,729
	iHeartCommunications, Inc. 9.00%, due 3/1/21		3,070,000	2,302,500
	NBC Universal Media LLC 5.15%, due 4/30/20		160,000	182,212
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		800,000	1,047,566
	Time Warner, Inc.
	3.60%, due 7/15/25		2,500,000	2,695,523
	7.70%, due 5/1/32		300,000	430,516
	UPCB Finance IV, Ltd. 5.375%, due 1/15/25 (Netherlands) (c)		2,050,000	2,065,539
				19,896,892
	Mining 0.4%
	Aleris International, Inc. 7.875%, due 11/1/20		2,338,000	2,163,118
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (Australia) (c)		3,185,000	3,567,200
				5,730,318
	Miscellaneous - Manufacturing 0.6%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (c)		3,785,000	3,822,850
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (c)		3,180,000	2,893,800
	Siemens Financieringsmaatschappij N.V. 6.125%, due 8/17/26 (Germany) (c)		300,000	402,902
	Textron Financial Corp. 6.00%, due 2/15/67 (b)(c)		3,540,000	2,239,050
				9,358,602
	Oil & Gas 0.5%
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (c)		1,980,000	1,910,700
	Denbury Resources, Inc. 6.375%, due 8/15/21		2,550,000	1,695,750
	SM Energy Co. 5.00%, due 1/15/24		1,970,000	1,576,000
	Sunoco, L.P. / Sunoco Finance Corp.
	5.50%, due 8/1/20 (c)		2,000,000	2,025,000
	6.375%, due 4/1/23 (c)		475,000	483,312
				7,690,762
	Packaging & Containers 1.4%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (France) (c)		1,850,000	1,947,125
	Ball Corp. 5.00%, due 3/15/22		3,700,000	3,959,000
	Crown Americas LLC / Crown Americas Capital Corp. IV 4.50%, due 1/15/23		1,400,000	1,447,250
	Crown European Holdings S.A. 4.00%, due 7/15/22 (France) (c)	EUR	2,150,000	2,614,025
	Kloeckner Pentaplast of America, Inc. 7.125%, due 11/1/20 (c)		1,045,000	1,232,568
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (c)		$3,890,000	4,065,050
	Reynolds Group Issuer, Inc.
	5.125%, due 7/15/23 (New Zealand) (c)		1,490,000	1,536,562
	5.75%, due 10/15/20 (New Zealand)		2,000,000	2,065,000
	9.875%, due 8/15/19 (New Zealand)		230,000	236,325
	Sealed Air Corp.
	4.875%, due 12/1/22 (c)		475,000	499,344
	5.50%, due 9/15/25 (c)		1,900,000	2,028,250
				21,630,499
	Pharmaceuticals 0.4%
	Actavis Funding SCS 3.45%, due 3/15/22		4,050,000	4,259,454
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 2/1/25 (c)		1,688,000	1,455,900
				5,715,354
	Pipelines 1.2%
	Columbia Pipeline Group, Inc. 3.30%, due 6/1/20		2,995,000	3,117,331
	Crestwood Midstream Partners, L.P. / Crestwood Midstream Finance Corp. 6.25%, due 4/1/23		2,710,000	2,520,300
	Hiland Partners Holdings LLC / Hiland Partners Finance Corp. 5.50%, due 5/15/22 (c)		1,710,000	1,713,073
	MPLX, L.P.
	4.875%, due 6/1/25 (c)		100,000	99,910
	5.50%, due 2/15/23 (c)		1,975,000	2,035,038
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		2,770,000	2,459,475
	Spectra Energy Partners, L.P. 4.75%, due 3/15/24		1,740,000	1,945,104
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		2,120,000	2,072,300
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.50%, due 10/15/19		1,845,000	1,960,312
	5.875%, due 10/1/20		1,725,000	1,768,125
				19,690,968
	Private Equity 0.2%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp.
	5.875%, due 2/1/22		1,195,000	1,141,225
	6.00%, due 8/1/20		2,110,000	2,104,725
				3,245,950
	Real Estate Investment Trusts 1.4%
	American Tower Corp. 3.375%, due 10/15/26		2,945,000	3,042,191
	Corrections Corporation of America
	4.625%, due 5/1/23		810,000	822,150
	5.00%, due 10/15/22		3,010,000	3,149,212
	Crown Castle International Corp.
	3.40%, due 2/15/21		2,080,000	2,185,893
	5.25%, due 1/15/23		3,510,000	4,017,757
	Essex Portfolio, L.P. 3.375%, due 4/15/26		1,490,000	1,540,734
	GEO Group, Inc. (The) 5.875%, due 1/15/22		4,000,000	4,105,000
¤	Iron Mountain, Inc. 5.75%, due 8/15/24		3,300,000	3,389,727
¤	Welltower, Inc. 4.70%, due 9/15/17		290,000	300,523
				22,553,187
	Retail 1.9%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22		1,400,000	1,475,250
	Brinker International, Inc. 2.60%, due 5/15/18		1,885,000	1,909,262
	CVS Health Corp. 4.00%, due 12/5/23		3,725,000	4,147,486
	CVS Pass-Through Trust 5.789%, due 1/10/26 (c)(d)		198,479	222,030
	Dollar Tree, Inc. 5.75%, due 3/1/23		3,550,000	3,834,000
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,750,000	1,817,582
	QVC, Inc. 4.85%, due 4/1/24		4,800,000	4,990,397
	Signet UK Finance PLC 4.70%, due 6/15/24		3,200,000	3,215,888
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		2,465,000	2,471,162
	Tiffany & Co. 3.80%, due 10/1/24		4,715,000	5,026,685
	Wal-Mart Stores, Inc. 6.75%, due 10/15/23		314,000	414,118
				29,523,860
	Semiconductors 1.0%
	Freescale Semiconductor, Inc. 6.00%, due 1/15/22 (c)		3,200,000	3,379,200
	NXP B.V. / NXP Funding LLC
	4.625%, due 6/15/22 (Netherlands) (c)		1,610,000	1,654,275
	4.625%, due 6/1/23 (Netherlands) (c)		3,850,000	3,987,175
	Qorvo, Inc. 7.00%, due 12/1/25 (c)		3,740,000	4,053,225
	Sensata Technologies B.V. 5.00%, due 10/1/25 (c)		2,990,000	3,064,750
				16,138,625
	Software 0.5%
	First Data Corp.
	5.00%, due 1/15/24 (c)		2,725,000	2,745,437
	5.375%, due 8/15/23 (c)		1,150,000	1,180,188
	MSCI, Inc. 5.75%, due 8/15/25 (c)		3,610,000	3,932,012
				7,857,637
	Special Purpose Entity 0.1%
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (c)		940,000	954,671

	Telecommunications 2.1%
	AT&T, Inc. 3.60%, due 2/17/23		3,800,000	4,036,208
	CenturyLink, Inc. 5.80%, due 3/15/22		4,000,000	4,090,000
	CommScope Technologies Finance LLC 6.00%, due 6/15/25 (c)		850,000	896,750
	CommScope, Inc. 5.00%, due 6/15/21 (c)		3,090,000	3,202,013
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		990,000	1,075,388
	7.625%, due 6/15/21		1,200,000	1,284,000
	Inmarsat Finance PLC 4.875%, due 5/15/22 (United Kingdom) (c)		2,680,000	2,491,864
	Sprint Communications, Inc. 6.00%, due 11/15/22		1,900,000	1,629,972
	Sprint Corp. 7.25%, due 9/15/21		1,300,000	1,213,069
	T-Mobile USA, Inc. 6.125%, due 1/15/22		3,515,000	3,701,734
	Telecom Italia Capital S.A. 7.721%, due 6/4/38 (Italy)		315,000	337,214
	Telefonica Emisiones SAU
	4.57%, due 4/27/23 (Spain)		2,552,000	2,876,178
	5.462%, due 2/16/21 (Spain)		395,000	453,834
¤	Verizon Communications, Inc.
	4.862%, due 8/21/46		2,250,000	2,525,465
	5.15%, due 9/15/23		2,325,000	2,725,609
	5.85%, due 9/15/35		1,005,000	1,248,242
				33,787,540
	Transportation 0.3%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (Germany) (c)		186,000	185,535
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		200,000	125,500
	5.875%, due 4/1/20		1,700,000	1,117,750
	XPO Logistics, Inc. 6.50%, due 6/15/22 (c)		3,950,000	3,910,500
				5,339,285
	Total Corporate Bonds (Cost $642,573,644)			657,799,654

	Foreign Bonds 0.2%
	Banks 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21 (United Kingdom)	GBP	1,186,000	2,043,418

	Packaging & Containers 0.1%
	Rexam PLC 6.75%, due 6/29/67 (United Kingdom) (b)	EUR	1,250,000	1,397,556

	Total Foreign Bonds (Cost $3,661,434)			3,440,974

	Loan Assignments 5.3% (e)
	Advertising 0.0%‡
	USAGM HoldCo. LLC 2016 Term Loan TBD, due 7/28/22		$452,269	450,291

	Auto Parts & Equipment 0.1%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		1,739,953	1,740,745

	Building Materials 0.2%
	Stardust Finance Holdings, Inc. Senior Lien Term Loan 6.50%, due 3/13/22		2,950,000	2,931,562

	Commercial Services 0.8%
	Allied Security Holdings LLC
	New 1st Lien Term Loan TBD, due 2/14/21		2,279,438	2,276,589
	New 2nd Lien Term Loan 8.00%, due 8/14/21		1,815,068	1,812,233
	ExamWorks Group, Inc. Term Loan TBD, due 6/8/23		3,660,000	3,663,049
	U.S. Security Associates Holdings, Inc. 2016 Term Loan 6.00%, due 7/14/23		4,000,000	3,990,000
				11,741,871
	Electric 0.3%
	Calpine Corp. Term Loan B7 3.64%, due 5/5/23		5,000,000	4,979,165

	Entertainment 0.2%
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		2,437,500	2,434,453

	Food & Staples Retailing 0.3%
	US Foods, Inc. 2016 Term Loan B 4.00%, due 6/27/23		5,315,000	5,337,780

	Health Care - Products 0.2%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		2,298,100	2,222,263

	Health Care - Services 0.4%
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.00%, due 6/7/23		4,450,000	4,488,937
	U.S. Renal Care, Inc. 2015 2nd Lien Term Loan 9.00%, due 12/31/23		1,700,000	1,676,625
				6,165,562
	Household Products & Wares 0.8%
	KIK Custom Products, Inc. 2015 Term Loan B 6.00%, due 8/26/22 (Canada)		9,925,000	9,854,701
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21		2,973,221	2,977,999
				12,832,700
	Iron & Steel 0.5%
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21		7,941,177	7,901,471

	Media 0.2%
	iHeartCommunications, Inc. Term Loan D 7.246%, due 1/30/19		1,966,831	1,523,065
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.649%, due 6/30/23 (United Kingdom)		1,009,982	1,004,751
				2,527,816
	Packaging & Containers 0.5%
	Berry Plastics Holding Corp. Term Loan H 3.75%, due 10/1/22		8,120,357	8,145,173

	Semiconductors 0.2%
	Avago Technologies Cayman, Ltd. 2016 USD Term Loan B1 4.25%, due 2/1/23 (Singapore)		3,763,117	3,768,867

	Telecommunications 0.6%
	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		10,000,000	10,035,000

	Total Loan Assignments (Cost $83,365,232)			83,214,719

	Mortgage-Backed Securities 0.2%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Banc of America Commercial Mortgage Trust Series 2007-2, Class A4 5.624%, due 4/10/49 (f)		316,361	319,886
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.718%, due 12/25/36 (b)(c)		164,977	141,879
	Bear Stearns Commercial Mortgage Securities Trust Series 2007-PW16, Class A4 5.72%, due 6/11/40 (f)		299,841	306,661
	Citigroup Commercial Mortgage Trust Series 2008-C7, Class A4 6.14%, due 12/10/49 (f)		168,811	175,284
	Four Times Square Trust Series 2006-4TS, Class A 5.401%, due 12/13/28 (c)		860,000	974,320
	JP Morgan Chase Commercial Mortgage Securities Trust Series 2007-LD12, Class A3 5.935%, due 2/15/51 (f)		6,932	6,918
	LB-UBS Commercial Mortgage Trust Series 2006-C7, Class A3 5.347%, due 11/15/38		46,499	46,530
	Morgan Stanley Capital I Trust Series 2007-IQ14, Class AAB 5.654%, due 4/15/49 (b)		55,134	55,350
	Wachovia Bank Commercial Mortgage Trust Series 2006-C29, Class AM 5.339%, due 11/15/48		500,000	503,806
				2,530,634
	Residential Mortgages (Collateralized Mortgage Obligations) 0.1%
	Mortgage Equity Conversion Asset Trust Series 2007-FF2, Class A 1.17%, due 2/25/42 (b)(c)(d)(g)		520,338	441,885
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.202%, due 11/25/36 (f)		490,775	433,535
				875,420
	Total Mortgage-Backed Securities (Cost $3,171,718)			3,406,054
	U.S. Government & Federal Agencies 0.0%‡
	Federal Home Loan Mortgage Corporation (Mortgage Pass-Through Securities) 0.0%‡
	6.50%, due 11/1/16		305	306
	6.50%, due 2/1/27		72	82
	6.50%, due 5/1/29		27,175	31,165
	6.50%, due 6/1/29		8,423	9,660
	6.50%, due 7/1/29		33,375	38,301
	6.50%, due 8/1/29		9,494	10,889
	6.50%, due 9/1/29		721	827
	6.50%, due 6/1/32		3,535	4,190
	6.50%, due 1/1/37		2,750	3,348
	7.00%, due 3/1/26		157	160
	7.00%, due 9/1/26		5,869	6,657
	7.00%, due 7/1/32		13,262	15,710
	7.50%, due 5/1/32		4,835	5,075
				126,370
	Federal National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	4.50%, due 7/1/20		1,569	1,611
	4.50%, due 3/1/21		3,021	3,097
	6.00%, due 4/1/19		561	640
	7.00%, due 10/1/37		717	845
	7.00%, due 11/1/37		18,056	20,979
				27,172
	Government National Mortgage Association (Mortgage Pass-Through Securities) 0.0%‡
	5.00%, due 12/15/37		2,999	3,363
	5.50%, due 9/15/35		6,839	7,737
	6.50%, due 4/15/29		14	17
	6.50%, due 8/15/29		12	14
	6.50%, due 10/15/31		2,849	3,369
	7.00%, due 12/15/25		3,564	3,613
	7.00%, due 11/15/27		9,633	10,795
	7.00%, due 12/15/27		49,259	55,719
	7.00%, due 6/15/28		3,992	4,110
	7.50%, due 6/15/26		378	423
	7.50%, due 10/15/30		17,229	18,102
	8.00%, due 10/15/26		4,475	4,958
	8.50%, due 11/15/26		19,460	19,823
				132,043
	Total U.S. Government & Federal Agencies (Cost $253,590)			285,585
	Total Long-Term Bonds (Cost $741,859,991)			755,302,999

		Shares
	Common Stocks 43.7%
	Aerospace & Defense 0.9%
	BAE Systems PLC (United Kingdom)	1,188,680	8,400,666
	Lockheed Martin Corp.	24,800	6,267,704
			14,668,370
	Agriculture 3.6%
	Altria Group, Inc.	173,133	11,721,104
	British American Tobacco PLC (United Kingdom)	164,847	10,525,454
	Imperial Brands PLC (United Kingdom)	213,615	11,261,702
	Philip Morris International, Inc.	129,498	12,983,470
	Reynolds American, Inc.	213,314	10,678,499
			57,170,229
	Auto Manufacturers 0.5%
	Daimler A.G. Registered (Germany)	115,185	7,832,210

	Banks 1.4%
	Commonwealth Bank of Australia (Australia)	82,410	4,844,236
	Svenska Handelsbanken AB Class A (Sweden)	480,840	5,787,837
	Wells Fargo & Co.	113,500	5,444,595
	Westpac Banking Corp. (Australia)	281,194	6,643,727
			22,720,395
	Beverages 0.9%
	Coca-Cola Co. (The)	96,950	4,229,929
	Diageo PLC (United Kingdom)	187,950	5,375,323
	PepsiCo., Inc.	43,610	4,750,001
			14,355,253
	Chemicals 1.2%
	Agrium, Inc. (Canada)	45,895	4,165,430
	BASF S.E. (Germany)	89,264	7,011,751
	Dow Chemical Co. (The)	157,405	8,447,927
			19,625,108
	Commercial Services 0.7%
	Automatic Data Processing, Inc.	51,320	4,564,914
	R.R. Donnelley & Sons Co.	372,480	6,674,842
			11,239,756
	Cosmetics & Personal Care 0.8%
	Procter & Gamble Co. (The)	65,595	5,614,276
	Unilever PLC (United Kingdom)	148,860	6,961,304
			12,575,580
	Electric 5.4%
	Ameren Corp.	175,655	9,211,348
¤	Duke Energy Corp.	152,553	13,057,011
	Entergy Corp.	132,595	10,791,907
¤	PPL Corp.	363,040	13,690,238
	Southern Co. (The)	117,495	6,285,983
	SSE PLC (United Kingdom)	331,115	6,643,326
	Terna Rete Elettrica Nazionale S.p.A. (Italy)	2,135,820	11,628,819
¤	WEC Energy Group, Inc.	224,491	14,571,711
			85,880,343
	Electrical Components & Equipment 0.3%
	Emerson Electric Co.	96,370	5,387,083

	Engineering & Construction 0.6%
	Vinci S.A. (France)	116,345	8,830,708

	Entertainment 0.4%
	Regal Entertainment Group Class A	256,500	6,032,880

	Environmental Controls 0.4%
	Waste Management, Inc.	84,970	5,618,216

	Finance - Other Services 0.6%
	CME Group, Inc.	58,740	6,005,578
	Singapore Exchange, Ltd. (Singapore)	750,586	4,215,643
			10,221,221
	Food 0.7%
	Nestle S.A. Registered (Switzerland)	55,315	4,434,560
	Orkla ASA (Norway)	690,470	6,407,827
			10,842,387
	Gas 1.5%
	Gas Natural SDG S.A. (Spain)	240,680	4,979,332
¤	National Grid PLC (United Kingdom)	948,810	13,599,257
	Snam S.p.A. (Italy)	900,350	5,209,112
			23,787,701
	Health Care - Services 0.3%
	Sonic Healthcare, Ltd. (Australia)	263,220	4,596,782

	Household Products & Wares 0.5%
	Kimberly-Clark Corp.	58,165	7,535,276

	Insurance 1.8%
	Allianz S.E. Registered (Germany)	34,240	4,911,367
	Arthur J. Gallagher & Co.	81,290	3,998,655
	AXA S.A. (France)	290,600	5,922,762
	Muenchener Rueckversicherungs-Gesellschaft A.G. Registered (Germany)	60,770	10,136,781
	SCOR S.E. (France)	144,866	4,232,831
			29,202,396
	Investment Management/Advisory Services 0.3%
	BlackRock, Inc.	12,825	4,697,156

	Media 0.0%‡
	ION Media Networks, Inc. (d)(g)(h)(i)	12	6,425
	Sky PLC (United Kingdom)	32,110	391,532
			397,957
	Miscellaneous - Manufacturing 0.8%
	Eaton Corp. PLC	85,285	5,407,922
	Siemens A.G. Registered (Germany)	69,590	7,556,096
			12,964,018
	Oil & Gas 2.9%
	Exxon Mobil Corp.	72,705	6,467,110
	Occidental Petroleum Corp.	131,780	9,847,919
	Royal Dutch Shell PLC Class A, Sponsored ADR (Netherlands)	186,495	9,658,576
	Statoil ASA (Norway)	611,185	9,619,998
	Total S.A. (France)	213,038	10,184,431
			45,778,034
	Pharmaceuticals 3.3%
	AbbVie, Inc.	97,260	6,441,530
	AstraZeneca PLC, Sponsored ADR (United Kingdom)	298,890	10,204,105
	GlaxoSmithKline PLC (United Kingdom)	491,970	10,990,527
	Johnson & Johnson	42,205	5,285,332
	Merck & Co., Inc.	93,809	5,502,836
	Pfizer, Inc.	130,320	4,807,505
	Roche Holding A.G. (Switzerland)	18,535	4,733,195
	Sanofi (France)	42,775	3,641,681
			51,606,711
	Pipelines 0.3%
	Enterprise Products Partners, L.P.	167,430	4,766,732

	Real Estate Investment Trusts 2.9%
	Corrections Corporation of America	245,315	7,862,346
¤	Iron Mountain, Inc.	308,755	12,723,794
	Unibail-Rodamco S.E. (France)	35,090	9,656,621
¤	Welltower, Inc.	193,010	15,311,483
			45,554,244
	Retail 0.6%
	McDonald's Corp.	74,742	8,793,396

	Savings & Loans 0.3%
	People's United Financial, Inc.	318,840	4,833,614

	Semiconductors 1.7%
	Microchip Technology, Inc.	106,930	5,949,585
	QUALCOMM, Inc.	97,530	6,103,427
	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	249,240	6,923,887
	Texas Instruments, Inc.	105,510	7,359,323
			26,336,222
	Software 0.3%
	Microsoft Corp.	85,818	4,864,164

	Telecommunications 7.0%
¤	AT&T, Inc.	320,562	13,877,129
	BCE, Inc. (Canada)	271,260	12,991,144
	CenturyLink, Inc.	220,726	6,939,625
	Cisco Systems, Inc.	189,950	5,799,174
	Deutsche Telekom A.G. Registered (Germany)	295,730	5,033,785
	Rogers Communications, Inc. Class B (Canada)	290,350	12,824,635
	Singapore Telecommunications, Ltd. (Singapore)	1,711,115	5,334,170
	Swisscom A.G. Registered (Switzerland)	19,113	9,408,597
	Telstra Corp., Ltd. (Australia)	2,096,180	9,191,564
	TELUS Corp. (Canada)	150,946	5,050,994
¤	Verizon Communications, Inc.	233,299	12,927,098
	Vodafone Group PLC (United Kingdom)	3,753,698	11,403,656
			110,781,571
	Transportation 0.8%
	Deutsche Post A.G. Registered (Germany)	234,420	6,994,960
	United Parcel Service, Inc. Class B	52,500	5,675,250
			12,670,210
	Total Common Stocks (Cost $626,370,516)		692,165,923

	Principal Amount
Short-Term Investment 7.4%
Repurchase Agreement 7.4%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $116,052,046 (Collateralized by United States Treasury securities with a rates between of 1.625% and 1.75% and maturity dates between 11/30/20 and 12/31/20, with a Principal Amount of $115,000,000 and a Market Value of $118,377,276)	$116,051,756	116,051,756
Total Short-Term Investment (Cost $116,051,756)		116,051,756
Total Investments (Cost $1,484,282,263) (j)	98.8%	1,563,520,678
Other Assets, Less Liabilities	1.2	19,560,172
Net Assets	100.0%	$1,583,080,850

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Step coupon - Rate shown was the rate in effect as of July 31, 2016.
(b)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of these securities was $670,340, which represented less than one-tenth of a percent of the Fund's net assets.
(e)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2016.
(f)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2016.
(g)	Illiquid security - As of July 31, 2016, the total market value of these securities deemed illiquid under procedures approved by the Board of Trustees was $448,310, which represented less than one-tenth of a percent of the Fund's net assets.
(h)	Restricted security.
(i)	Non-income producing security.
(j)	As of July 31, 2016, cost was $1,483,306,237 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$116,266,491
Gross unrealized depreciation	(36,052,050)
Net unrealized appreciation	$80,214,441

As of July 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Sales Contracts	Expiration Date	Counterparty	Contract Amount Sold		Contract Amount Purchased	Unrealized Appreciation (Depreciation)
Canadian Dollar vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	CAD	19,524,000	$14,969,064	$9,680
Euro vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	EUR	72,635,000	80,240,611	(1,278,600)
Pound Sterling vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank	GBP	33,720,000	44,544,794	(152,318)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(1,421,238)

As of July 31, 2016, the Fund held the following futures contracts[1]:

Type	Number of Contracts Long (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(672)	September 2016	$(89,407,500)	$50,981
Euro Stoxx 50	1,965	September 2016	65,532,660	(997,357)
Nikkei 225	595	September 2016	47,583,672	(862,058)
Standard & Poor’s 500 Index Mini	1,710	September 2016	185,381,100	5,878,724
United States Treasury Bond	456	September 2016	79,543,500	2,827,313
			$288,633,432	$6,897,603

1.	As of July 31, 2016, cash in the amount of $18,573,429 was on deposit with a broker for futures transactions.
2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
CAD	—Canadian Dollar
EUR	—Euro
GBP	—British Pound Sterling
TBD	—To Be Determined

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$6,707,138	$—	$6,707,138
Convertible Bond	—	448,875	—	448,875
Corporate Bonds	—	657,799,654	—	657,799,654
Foreign Bonds	—	3,440,974	—	3,440,974
Loan Assignments (b)	—	79,224,719	3,990,000	83,214,719
Mortgage-Backed Securities (c)	—	2,964,169	441,885	3,406,054
U.S. Government & Federal Agencies	—	285,585	—	285,585
Total Long-Term Bonds	—	750,871,114	4,431,885	755,302,999
Common Stocks (d)	692,159,498	—	6,425	692,165,923
Short-Term Investment
Repurchase Agreement	—	116,051,756	—	116,051,756
Total Investments in Securities	692,159,498	866,922,870	4,438,310	1,563,520,678
Other Financial Instruments
Foreign Currency Forward Contracts (e)	—	9,680	—	9,680
Futures Contracts Short (e)	8,757,018	—	—	8,757,018
Total Other Financial Instruments	8,757,018	9,680	—	8,766,698
Total Investments in Securities and Other Financial Instruments	$700,916,516	$866,932,550	$4,438,310	$1,572,287,376

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Foreign Currency Forward Contracts (e)	$—	$(1,430,918)	$—	$(1,430,918)
Futures Contracts Short (e)	(1,859,415)	—	—	(1,859,415)
Total Other Financial Instruments	$(1,859,415)	$(1,430,918)	$—	$(3,290,333)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 security valued at $3,990,000 is held in Commercial Services within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $441,885 is held in Residential Mortgage (Collateralized Mortgage Obligation) within the Mortgage-Backed Securities section of the Portfolio of Investments.

(d)	The Level 3 security valued at $6,425 is held in Media within the Common Stocks section of the Portfolio of Investments.

(e)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016
Long-Term Bonds
Loan Assignments
Commercial Services	-	188	-	29,812	3,960,000	-	-	-	3,990,000	29,812
Mortgage-Backed Securities
Residential Mortgages (Collateralized Mortgage Obligations)	431,121	-	-	16,077	-	(5,313)	-	-	441,885	15,121
Common Stocks
Media	5,215	-	-	1,210	-	-	-	-	6,425	1,210
Total	$436,336	$188	$-	$47,099	$3,960,000	$(5,313)	$-	$-	$4,438,310	$46,143

(a) Sales include principal reductions.

As of July 31, 2016, the Fund held the following restricted securities:

Security	Date of Acquisition	Shares	Cost	7/31/16 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	12	$21	$6,425	0.0	%‡

‡ Less than one-tenth of a percent.

MainStay International Equity Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 98.3% †
	Australia 0.6%
	Gateway Lifestyle (Real Estate Management & Development)	857,875	$1,871,074

	Belgium 3.1%
	Ontex Group N.V. (Personal Products)	120,870	4,365,462
	UCB S.A. (Pharmaceuticals)	64,536	5,048,425
			9,413,887
	Brazil 1.4%
	Qualicorp S.A. (Health Care Providers & Services)	657,605	4,360,507

	China 5.7%
	Baidu, Inc., Sponsored ADR (Internet Software & Services) (a)	29,115	4,646,754
	CT Environmental Group, Ltd. (Water Utilities)	4,256,000	1,294,617
¤	NetEase, Inc., ADR (Internet Software & Services)	55,644	11,366,400
			17,307,771
	Denmark 3.7%
¤	Novo Nordisk A/S Class B (Pharmaceuticals)	196,966	11,222,552

	Germany 7.5%
¤	Fresenius Medical Care A.G. & Co. KGaA (Health Care Providers & Services)	157,175	14,367,008
	United Internet A.G. Registered (Internet Software & Services)	186,617	8,249,543
			22,616,551
	India 6.2%
	Housing Development Finance Corp., Ltd. (Thrifts & Mortgage Finance)	263,249	5,403,708
	Lupin, Ltd. (Pharmaceuticals)	181,804	4,730,677
	Yes Bank, Ltd. (Banks)	476,278	8,653,136
			18,787,521
	Ireland 4.9%
	Experian PLC (Professional Services)	419,668	8,203,399
	Paddy Power Betfair PLC (Hotels, Restaurants & Leisure)	26,419	3,101,327
	Shire PLC (Biotechnology)	56,992	3,674,003
			14,978,729
	Israel 4.1%
¤	Check Point Software Technologies, Ltd. (Software) (a)	162,637	12,503,532

	Italy 1.8%
	De'Longhi S.p.A. (Household Durables)	80,375	2,008,355
	DiaSorin S.p.A. (Health Care Equipment & Supplies)	56,378	3,548,625
			5,556,980
	Japan 15.8%
¤	CyberAgent, Inc. (Media)	192,900	10,983,966
¤	Start Today Co., Ltd. (Internet & Catalog Retail)	231,232	11,104,394
	Suruga Bank, Ltd. (Banks)	218,000	5,055,011
	Sysmex Corp. (Health Care Equipment & Supplies)	122,374	8,611,215
¤	Tsuruha Holdings, Inc. (Food & Staples Retailing)	105,588	12,107,410
			47,861,996
	Jordan 3.5%
¤	Hikma Pharmaceuticals PLC (Pharmaceuticals)	300,869	10,488,193

	Netherlands 1.4%
	GrandVision N.V. (Specialty Retail) (b)	112,831	3,071,003
	IMCD Group N.V. (Trading Companies & Distributors)	25,450	1,079,084
			4,150,087
	South Africa 1.2%
	Mediclinic International PLC (Health Care Providers & Services)	263,049	3,738,939

	Spain 1.8%
	Almirall S.A. (Pharmaceuticals)	142,072	2,282,481
	Grifols S.A. (Biotechnology)	148,691	3,259,900
			5,542,381
	Sweden 2.4%
	Hexagon AB Class B (Electronic Equipment, Instruments & Components)	180,678	7,126,192

	Switzerland 6.7%
	DKSH Holding A.G. (Professional Services)	48,726	3,443,800
	Syngenta A.G. Registered (Chemicals)	5,954	2,341,178
¤	TE Connectivity, Ltd. (Electronic Equipment, Instruments & Components)	200,790	12,103,621
	Tecan Group A.G. Registered (Life Sciences Tools & Services)	15,588	2,505,789
			20,394,388
	Thailand 1.6%
	Kasikornbank PCL (Banks)	854,344	4,893,529

	United Kingdom 12.1%
	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	325,867	7,210,811
	HomeServe PLC (Commercial Services & Supplies)	289,180	2,143,205
	Johnson Matthey PLC (Chemicals)	126,266	5,474,416
	Prudential PLC (Insurance)	407,417	7,198,266
	SABMiller PLC (Beverages)	117,620	6,871,017
	Whitbread PLC (Hotels, Restaurants & Leisure)	153,557	7,842,452
			36,740,167
	United States 12.8%
¤	Accenture PLC Class A (IT Services)	90,127	10,167,227
	ICON PLC (Life Sciences Tools & Services) (a)	110,107	8,552,011
	LivaNova PLC (Health Care Equipment & Supplies) (a)	156,162	8,128,232
	Perrigo Co. PLC (Pharmaceuticals)	79,472	7,262,946
	Samsonite International S.A. (Textiles, Apparel & Luxury Goods)	1,694,400	4,804,702
			38,915,118
	Total Common Stocks (Cost $253,875,089)		298,470,094

	Principal Amount
Short-Term Investment 0.9%
Repurchase Agreement 0.9%
United States 0.9%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $2,658,889 (Collateralized by a United States Treasury Note with a rate of 1.375% and a maturity date of 1/31/21, with a Principal Amount of $2,660,000 and a Market Value of $2,713,200) (Capital Markets)	$2,658,883	2,658,883

Total Short-Term Investment (Cost $2,658,883)		2,658,883

Total Investments (Cost $256,533,972) (c)	99.2%	301,128,977
Other Assets, Less Liabilities	0.8	2,406,651
Net Assets	100.0%	$303,535,628

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	As of July 31, 2016, cost was $258,040,305 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$57,070,681
Gross unrealized depreciation	(13,982,009)
Net unrealized appreciation	$43,088,672

The following abbreviation is used in the preceding page:
ADR	—American Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$298,470,094	$—	$—	$298,470,094
Short-Term Investment
Repurchase Agreement	—	2,658,883	—	2,658,883
Total Investments in Securities	$298,470,094	$2,658,883	$—	$301,128,977

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Large Cap Growth Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 99.4% †
	Aerospace & Defense 3.5%
	Honeywell International, Inc.	2,059,900	$239,628,167
	Lockheed Martin Corp.	603,500	152,522,555
	Raytheon Co.	1,071,500	149,506,395
			541,657,117
	Banks 0.9%
	JPMorgan Chase & Co.	2,115,300	135,315,741

	Beverages 1.4%
	PepsiCo., Inc.	1,994,600	217,251,832

	Biotechnology 4.5%
	Amgen, Inc.	830,300	142,836,509
¤	Celgene Corp. (a)	2,999,870	336,555,415
	Regeneron Pharmaceuticals, Inc. (a)	487,500	207,246,000
			686,637,924
	Chemicals 3.2%
	Air Products & Chemicals, Inc.	296,900	44,362,798
	Ecolab, Inc.	1,206,100	142,778,118
	PPG Industries, Inc.	1,377,700	144,258,967
	Sherwin-Williams Co. (The)	515,825	154,608,227
			486,008,110
	Diversified Financial Services 1.0%
	Moody's Corp.	1,492,700	158,241,127

	Food & Staples Retailing 2.3%
	Costco Wholesale Corp.	1,259,400	210,596,868
	CVS Health Corp.	1,544,700	143,224,584
			353,821,452
	Health Care Equipment & Supplies 5.7%
	Boston Scientific Corp. (a)	6,517,400	158,242,472
	Danaher Corp.	3,618,200	294,666,208
	Intuitive Surgical, Inc. (a)	212,450	147,814,212
	Stryker Corp.	565,900	65,802,852
	Zimmer Biomet Holdings, Inc.	1,507,600	197,706,664
			864,232,408
	Health Care Providers & Services 3.9%
	Centene Corp. (a)	2,696,800	190,259,240
¤	UnitedHealth Group, Inc.	2,862,100	409,852,720
			600,111,960
	Hotels, Restaurants & Leisure 2.4%
¤	Starbucks Corp.	6,293,900	365,360,895

	Internet & Catalog Retail 6.5%
¤	Amazon.com, Inc. (a)	935,640	709,972,989
	Netflix, Inc. (a)	1,359,100	124,017,875
	Priceline Group, Inc. (The) (a)	116,220	156,991,138
			990,982,002
	Internet Software & Services 9.3%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	794,000	65,489,120
¤	Alphabet, Inc.
	Class A (a)	476,360	376,962,722
	Class C (a)	424,931	326,682,703
	CoStar Group, Inc. (a)	685,625	142,541,438
¤	Facebook, Inc. Class A (a)	4,165,600	516,284,464
			1,427,960,447
	IT Services 10.5%
	Fidelity National Information Services, Inc.	3,019,800	240,164,694
	FleetCor Technologies, Inc. (a)	1,537,750	233,245,920
	MasterCard, Inc. Class A	3,110,300	296,224,972
	PayPal Holdings, Inc. (a)	6,429,250	239,425,270
¤	Visa, Inc. Class A	7,672,400	598,830,820
			1,607,891,676
	Life Sciences Tools & Services 1.7%
	Quintiles Transnational Holdings, Inc. (a)	2,020,200	156,848,328
	Thermo Fisher Scientific, Inc.	680,200	108,042,968
			264,891,296
	Machinery 0.6%
	Fortive Corp. (a)	1,809,050	87,214,301

	Media 4.4%
	Charter Communications, Inc. Class A (a)	1,318,622	309,704,749
	Comcast Corp. Class A	2,908,500	195,596,625
	Time Warner, Inc.	2,222,350	170,343,128
			675,644,502
	Multiline Retail 1.4%
	Dollar Tree, Inc. (a)	2,226,600	214,399,314

	Oil, Gas & Consumable Fuels 2.1%
	Diamondback Energy, Inc. (a)	1,660,700	145,792,853
	Pioneer Natural Resources Co.	1,090,100	177,217,557
			323,010,410
	Pharmaceuticals 5.5%
	Allergan PLC (a)	857,710	216,957,744
	Bristol-Myers Squibb Co.	4,133,100	309,197,211
	Zoetis, Inc.	6,225,100	314,180,797
			840,335,752
	Professional Services 0.8%
	Nielsen Holdings PLC	2,197,300	118,346,578

	Real Estate Investment Trusts 2.9%
	American Tower Corp.	2,286,900	264,754,413
	Crown Castle International Corp.	1,841,600	178,690,448
			443,444,861
	Road & Rail 1.1%
	Kansas City Southern	1,721,000	165,405,310

	Semiconductors & Semiconductor Equipment 3.5%
	Applied Materials, Inc.	4,286,200	112,684,198
	Broadcom, Ltd.	1,651,400	267,493,772
	NXP Semiconductors N.V. (a)	1,809,400	152,152,446
			532,330,416
	Software 10.5%
	Activision Blizzard, Inc.	3,868,700	155,366,992
	Adobe Systems, Inc. (a)	2,180,200	213,354,372
	Intuit, Inc.	800,800	88,880,792
¤	Microsoft Corp.	7,454,700	422,532,396
	Mobileye N.V. (a)	3,705,600	177,535,296
	Salesforce.com, Inc. (a)	3,069,600	251,093,280
	ServiceNow, Inc. (a)	1,939,000	145,269,880
	Splunk, Inc. (a)	2,407,500	150,565,050
			1,604,598,058
	Specialty Retail 3.1%
	Home Depot, Inc. (The)	2,168,600	299,787,264
	O'Reilly Automotive, Inc. (a)	600,750	174,595,972
			474,383,236
	Technology Hardware, Storage & Peripherals 2.1%
¤	Apple, Inc.	3,044,585	317,276,203

	Textiles, Apparel & Luxury Goods 4.6%
	Lululemon Athletica, Inc. (a)	1,976,050	153,440,282
¤	NIKE, Inc. Class B	6,967,300	386,685,150
	Under Armour, Inc.
	Class A (a)	2,393,600	94,451,456
	Class C (a)	2,074,155	74,047,334
			708,624,222
	Total Common Stocks (Cost $10,563,828,447)		15,205,377,150

	Principal Amount
Short-Term Investment 0.8%
Repurchase Agreement 0.8%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $115,467,669 (Collateralized by a United States Trasuary Note with a rate of 1.375% and a maturity date of 1/31/21, with a Principal Amount of $115,470,000 and a Market Value of $117,779,400)	$115,467,381	115,467,381
Total Short-Term Investment (Cost $115,467,381)		115,467,381
Total Investments (Cost $10,679,295,828) (b)	100.2%	15,320,844,531
Other Assets, Less Liabilities	(0.2)	(28,800,696)
Net Assets	100.0%	$15,292,043,835

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Non-income producing security.
(b)	As of July 31, 2016, cost was $10,700,270,406 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$4,711,597,751
Gross unrealized depreciation	(91,023,626)
Net unrealized appreciation	$4,620,574,125

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$15,205,377,150	$—	$—	$15,205,377,150
Short-Term Investment
Repurchase Agreement	—	115,467,381	—	115,467,381
Total Investments in Securities	$15,205,377,150	$115,467,381	$—	$15,320,844,531

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay MAP Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Shares	Value
	Common Stocks 96.9% †
	Aerospace & Defense 5.5%
	Boeing Co. (The)	150,039	$20,054,213
	Honeywell International, Inc.	213,650	24,853,904
	Northrop Grumman Corp.	28,313	6,133,445
	Orbital ATK, Inc.	33,900	2,953,368
	Raytheon Co.	117,235	16,357,800
	Safran S.A.	74,230	5,045,742
	United Technologies Corp.	49,970	5,379,270
			80,777,742
	Airlines 0.6%
	Delta Air Lines, Inc.	228,750	8,864,063

	Auto Components 1.8%
	Bridgestone Corp.	119,600	4,220,901
	Johnson Controls, Inc.	479,585	22,022,543
			26,243,444
	Banks 6.3%
	Bank of America Corp.	650,219	9,421,674
	Citigroup, Inc.	362,285	15,871,706
	ICICI Bank, Ltd., Sponsored ADR	521,490	3,952,894
	JPMorgan Chase & Co.	124,092	7,938,165
	M&T Bank Corp.	130,370	14,935,187
	Royal Bank of Scotland Group PLC (a)	3,180,040	8,097,391
	U.S. Bancorp	201,712	8,506,195
	Wells Fargo & Co.	509,240	24,428,243
			93,151,455
	Beverages 1.9%
	Coca-Cola Co. (The)	157,135	6,855,800
	PepsiCo., Inc.	129,466	14,101,437
	Pernod Ricard S.A.	56,800	6,489,948
			27,447,185
	Biotechnology 1.5%
	AbbVie, Inc.	179,543	11,891,133
	Celgene Corp. (a)	89,400	10,029,786
			21,920,919
	Capital Markets 2.8%
	Bank of New York Mellon Corp. (The)	81,900	3,226,860
	Daiwa Securities Group, Inc.	178,810	1,025,702
	Goldman Sachs Group, Inc. (The)	60,984	9,684,869
	Julius Baer Group, Ltd. (a)	242,280	9,944,179
	Morgan Stanley	121,790	3,499,027
	State Street Corp.	203,239	13,369,061
			40,749,698
	Chemicals 2.8%
	Akzo Nobel N.V.	112,888	7,315,064
	E.I. du Pont de Nemours & Co.	248,968	17,221,117
	Koninklijke DSM N.V.	100,346	6,423,820
	Monsanto Co.	91,462	9,765,398
			40,725,399
	Commercial Services & Supplies 0.2%
	Covanta Holding Corp.	180,600	2,893,212

	Communications Equipment 0.0%‡
	Infinera Corp. (a)	46,800	409,968

	Construction & Engineering 0.2%
	Jacobs Engineering Group, Inc. (a)	52,982	2,835,597

	Construction Materials 0.7%
	LafargeHolcim, Ltd. Registered (a)	210,475	10,015,587

	Consumer Finance 3.8%
	Ally Financial, Inc.	864,670	15,598,647
¤	American Express Co.	543,939	35,062,308
	Discover Financial Services	99,344	5,646,713
			56,307,668
	Diversified Financial Services 1.6%
	Berkshire Hathaway, Inc. Class B (a)	28,234	4,073,319
	Intercontinental Exchange, Inc.	75,130	19,849,346
			23,922,665
	Diversified Telecommunication Services 0.5%
	AT&T, Inc.	111,592	4,830,818
	Verizon Communications, Inc.	54,806	3,036,800
			7,867,618
	Electrical Equipment 0.8%
	Rockwell Automation, Inc.	59,547	6,812,177
	Sensata Technologies Holding N.V. (a)	150,420	5,703,926
			12,516,103
	Electronic Equipment, Instruments & Components 0.6%
	Corning, Inc.	73,600	1,635,392
	TE Connectivity, Ltd.	125,074	7,539,461
			9,174,853
	Energy Equipment & Services 0.4%
	Schlumberger, Ltd.	72,030	5,799,856

	Food & Staples Retailing 3.0%
¤	CVS Health Corp.	298,806	27,705,293
	Wal-Mart Stores, Inc.	68,865	5,025,079
	Walgreens Boots Alliance, Inc.	147,865	11,718,301
			44,448,673
	Food Products 0.1%
	Mondelez International, Inc. Class A	50,100	2,203,398

	Health Care Equipment & Supplies 4.5%
¤	Abbott Laboratories	599,767	26,839,573
	Baxter International, Inc.	38,250	1,836,765
	LivaNova PLC (a)	80,410	4,185,340
¤	Medtronic PLC	376,101	32,957,731
			65,819,409
	Health Care Providers & Services 3.8%
	Aetna, Inc.	224,681	25,885,498
	Laboratory Corp. of America Holdings (a)	33,120	4,622,227
	McKesson Corp.	129,830	25,259,725
			55,767,450
	Hotels, Restaurants & Leisure 1.0%
	Interval Leisure Group, Inc.	33,902	609,558
	McDonald's Corp.	29,151	3,429,615
	Sands China, Ltd.	1,063,160	4,056,189
	Starwood Hotels & Resorts Worldwide, Inc.	78,671	6,141,058
			14,236,420
	Household Durables 1.3%
	Newell Brands, Inc.	104,560	5,485,218
	Whirlpool Corp.	74,940	14,415,458
			19,900,676
	Household Products 0.2%
	Procter & Gamble Co. (The)	34,856	2,983,325

	Industrial Conglomerates 1.2%
	3M Co.	17,596	3,138,423
	CK Hutchison Holdings, Ltd.	768,570	8,994,916
	General Electric Co.	182,300	5,676,822
			17,810,161
	Insurance 3.4%
	American International Group, Inc.	118,873	6,471,446
	Chubb, Ltd.	81,587	10,219,588
	Fairfax Financial Holdings, Ltd.	5,000	2,680,695
	Industrial Alliance Insurance & Financial Services, Inc.	152,380	4,960,096
	MetLife, Inc.	125,463	5,362,289
	Travelers Cos., Inc. (The)	141,198	16,410,032
	W.R. Berkley Corp.	76,123	4,429,597
			50,533,743
	Internet & Catalog Retail 0.8%
	Liberty Interactive Corp. QVC Group Class A (a)	316,489	8,485,070
	Liberty TripAdvisor Holdings, Inc. Class A (a)	41,215	975,559
	Liberty Ventures (a)	50,701	1,911,935
			11,372,564
	Internet Software & Services 4.1%
	Alibaba Group Holding, Ltd., Sponsored ADR (a)	19,400	1,600,112
¤	Alphabet, Inc.
	Class A (a)	13,250	10,485,255
	Class C (a)	41,031	31,544,223
	Baidu, Inc., Sponsored ADR (a)	25,580	4,082,568
	CommerceHub, Inc. (Internet Software & Services) (a)	15,210	213,451
	eBay, Inc. (a)	175,556	5,470,325
	VeriSign, Inc. (a)	62,835	5,442,139
	Yahoo!, Inc. (a)	42,560	1,625,366
			60,463,439
	IT Services 2.8%
	Automatic Data Processing, Inc.	142,748	12,697,434
	Cognizant Technology Solutions Corp. Class A (a)	130,810	7,520,267
	International Business Machines Corp.	59,864	9,615,356
	PayPal Holdings, Inc. (a)	312,016	11,619,476
			41,452,533
	Machinery 0.5%
	Caterpillar, Inc.	81,055	6,708,112

	Media 10.8%
¤	Comcast Corp. Class A	468,393	31,499,429
	DISH Network Corp. Class A (a)	316,300	16,896,746
	Grupo Televisa S.A.B., Sponsored ADR	469,790	12,482,320
	Liberty Braves Group
	Class A (a)	21,459	353,859
	Class C (a)	56,850	908,463
	Liberty Broadband Corp.
	Class A (a)	23,879	1,499,840
	Class C (a)	122,898	7,780,672
	Liberty Media Group
	Class A (a)	53,649	1,217,832
	Class C (a)	142,126	3,186,465
¤	Liberty SiriusXM Group
	Class A (a)	214,597	7,671,843
	Class C (a)	568,506	20,039,837
	Madison Square Garden Co. (The) Class A (a)	56,943	10,408,611
	MSG Networks, Inc. Class A (a)	188,843	3,030,930
	NOS SGPS S.A.	184,820	1,237,914
	Starz Class A (a)	81,377	2,460,027
	Time Warner, Inc.	151,845	11,638,919
	Twenty-First Century Fox, Inc.
	Class A	609,045	16,224,959
	Class B	263,380	7,119,161
	Walt Disney Co. (The)	41,780	4,008,791
			159,666,618
	Multi-Utilities 0.3%
	E.ON S.E.	422,570	4,531,582

	Oil, Gas & Consumable Fuels 4.8%
	Anadarko Petroleum Corp.	61,013	3,327,039
	Apache Corp.	76,273	4,004,332
	ConocoPhillips	99,606	4,065,917
	Devon Energy Corp.	56,260	2,153,633
	EOG Resources, Inc.	57,112	4,666,050
	Hess Corp.	70,555	3,785,276
	Marathon Oil Corp.	56,914	776,307
	Marathon Petroleum Corp.	260,990	10,280,396
	Phillips 66	38,213	2,906,481
	Royal Dutch Shell PLC Class A, Sponsored ADR	290,714	15,056,078
	Royal Dutch Shell PLC Class A	160,580	4,131,380
	Spectra Energy Corp.	206,876	7,441,330
	Total S.A.	140,450	6,714,311
	Williams Cos., Inc. (The)	98,546	2,362,148
			71,670,678
	Pharmaceuticals 4.9%
¤	Allergan PLC (a)	121,985	30,856,106
	Johnson & Johnson	73,450	9,198,143
	Mallinckrodt PLC (a)	122,310	8,236,355
	Merck & Co., Inc.	94,390	5,536,917
	Novartis A.G. Registered	105,730	8,759,925
	Pfizer, Inc.	130,744	4,823,146
	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	86,739	4,640,537
			72,051,129
	Real Estate Investment Trusts 2.4%
	American Tower Corp.	131,240	15,193,655
	HCP, Inc.	207,941	8,157,525
	UDR, Inc.	286,224	10,656,120
	Weyerhaeuser Co.	42,800	1,400,416
			35,407,716
	Real Estate Management & Development 0.5%
	Mitsubishi Estate Co., Ltd.	394,550	7,459,077

	Road & Rail 1.4%
	CSX Corp.	216,125	6,122,821
	Union Pacific Corp.	163,505	15,214,140
			21,336,961
	Semiconductors & Semiconductor Equipment 2.2%
	ASML Holding N.V.	51,800	5,729,855
	Intel Corp.	660,731	23,033,083
	Texas Instruments, Inc.	52,440	3,657,690
			32,420,628
	Software 3.8%
	Microsoft Corp.	389,115	22,055,038
¤	Oracle Corp.	825,277	33,869,368
			55,924,406
	Specialty Retail 1.6%
	Home Depot, Inc. (The)	71,258	9,850,706
	Lowe's Cos., Inc.	162,897	13,403,165
	Outerwall, Inc.	10,573	556,774
			23,810,645
	Technology Hardware, Storage & Peripherals 4.8%
¤	Apple, Inc.	583,009	60,755,368
	Samsung Electronics Co., Ltd., GDR	14,850	10,194,525
			70,949,893
	Tobacco 0.3%
	Philip Morris International, Inc.	47,159	4,728,161

	Wireless Telecommunication Services 0.4%
	Vodafone Group PLC, Sponsored ADR	205,348	6,345,253

	Total Common Stocks (Cost $1,090,714,656)		1,431,625,682

	Principal Amount
Short-Term Investment 3.5%
Repurchase Agreement 3.5%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $51,566,382 (Collateralized by United States Treasury securities with rates between 1.375% and 1.75% and maturity dates between 12/31/20 and 1/31/21, with a Principal Amount of $51,105,000 and a Market Value of $52,605,619)	$51,566,253	51,566,253
Total Short-Term Investment (Cost $51,566,253)		51,566,253
Total Investments (Cost $1,142,280,909) (b)	100.4%	1,483,191,935
Other Assets, Less Liabilities	(0.4)	(5,811,819)
Net Assets	100.0%	$1,477,380,116

¤	Among the Fund's 10 largest holdings, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Non-income producing security.
(b)	As of July 31, 2016, cost was $1,153,510,532 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$383,932,017
Gross unrealized depreciation	(54,250,614)
Net unrealized appreciation	$329,681,403

The following abbreviations are used in the preceding pages:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Common Stocks	$1,431,625,682	$—	$—	$1,431,625,682
Short-Term Investment
Repurchase Agreement	—	51,566,253	—	51,566,253
Total Investments in Securities	$1,431,625,682	$51,566,253	$—	$1,483,191,935

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Money Market Fund
Portfolio of Investments July 31, 2016 (Unaudited)

	Principal Amount	Amortized Cost
Short-Term Investments 99.4%†
Certificates of Deposit 12.2%
Bank of America N.A.
0.828%, due 10/13/16	$5,000,000	$5,000,000
0.832%, due 11/16/16	5,000,000	5,000,000
Canadian Imperial Bank of Commerce 1.001%, due 12/5/16 (a)	10,000,000	10,003,420
Chase Bank USA N.A. 1.055%, due 5/26/17 (a)	4,000,000	4,000,000
State Street Bank & Trust Co.
0.924%, due 3/10/17 (a)	5,000,000	5,000,000
1.073%, due 4/13/17 (a)	5,000,000	5,000,000
Toronto-Dominion Bank (The) 1.006%, due 4/6/17 (a)	5,000,000	5,000,000
Wells Fargo Bank N.A. 0.724%, due 8/5/16 (a)	10,000,000	10,000,000
		49,003,420
Financial Company Commercial Paper 14.5%
Caterpillar Financial Services Corp. 0.378%, due 8/8/16 (b)	3,000,000	2,999,738
Commonwealth Bank of Australia 0.924%, due 2/9/17 (b)(c)	5,000,000	5,000,000
CPPIB Capital, Inc. 0.337%, due 8/4/16 (b)(c)	4,060,000	4,059,865
JPMorgan Securities LLC 0.999%, due 1/17/17 (b)(c)	5,000,000	5,000,000
Massachusetts Mutual Life Insurance Co.
0.367%, due 8/17/16 (b)(c)	5,000,000	4,999,111
0.373%, due 8/22/16 (b)(c)	3,900,000	3,899,090
0.374%, due 8/23/16 (b)(c)	3,700,000	3,699,096
National Rural Utilities Cooperative Finance Corp.
0.395%, due 8/16/16 (b)	4,000,000	3,999,350
0.397%, due 8/17/16 (b)	3,000,000	2,999,480
Nationwide Life Insurance Co. 0.393%, due 8/15/16 (b)(c)	3,000,000	2,999,440
Ontario Teachers' Finance Trust 0.743%, due 10/31/16 (b)(c)	5,000,000	4,988,751
PACCAR Financial Corp. 0.40%, due 8/19/16 (b)	3,700,000	3,699,260
Private Export Funding Corp. 0.933%, due 3/6/17 (b)(c)	5,000,000	4,969,861
Siemens Captal Co., LLC 0.358%, due 8/12/16 (b)(c)	5,000,000	4,999,465
		58,312,507
Government Agency Debt 1.2%
Federal Home Loan Bank 0.24%, due 8/30/16	5,000,000	4,998,832
		4,998,832
Other Commercial Paper 42.6%
Air Products & Chemicals, Inc. 0.363%, due 8/2/16 (b)(c)	8,130,000	8,129,910
Alphabet, Inc. 0.374%, due 8/23/16 (b)(c)	10,000,000	9,997,861
Apple, Inc. 0.337%, due 8/19/16 (b)(c)	10,000,000	9,998,100
Archer-Daniels-Midland Co.
0.365%, due 8/3/16 (b)(c)	7,000,000	6,999,837
0.406%, due 8/24/16 (b)(c)	4,500,000	4,498,792
Atmos Energy Corp. 0.365%, due 8/3/16 (b)(c)	5,000,000	4,999,822
Chevron Corp. 0.33%, due 8/8/16 (b)(c)	3,000,000	2,999,767
Coca-Cola Co. (The)
0.34%, due 8/9/16 (b)(c)	1,000,000	999,878
0.348%, due 8/12/16 (b)(c)	6,000,000	5,999,395
0.864%, due 5/1/17 (b)(c)	5,000,000	4,961,704
Colgate-Palmolive Co. 0.29%, due 8/1/16 (b)(c)	3,000,000	3,000,000
Cummins, Inc. 0.382%, due 8/10/16 (b)(c)	6,250,000	6,249,375
Emerson Electric Co. 0.376%, due 8/26/16 (b)(c)	4,000,000	3,998,889
Exxon Mobil Corp. 0.363%, due 8/23/16 (b)	5,600,000	5,598,836
Hershey Co. (The) 0.376%, due 8/26/16 (b)(c)	5,000,000	4,998,611
L'Oreal USA, Inc. 0.373%, due 8/22/16 (b)(c)	3,500,000	3,499,245
Merck & Co., Inc.
0.31%, due 8/9/16 (b)(c)	1,500,000	1,499,873
0.325%, due 8/16/16 (b)(c)	4,000,000	3,999,417
Microsoft Corp. 0.332%, due 8/17/16 (b)(c)	10,000,000	9,998,155
NSTAR Electric Co. 0.38%, due 8/9/16 (b)	4,000,000	3,999,609
PepsiCo, Inc.
0.355%, due 8/16/16 (b)(c)	5,000,000	4,999,125
0.376%, due 8/26/16 (b)(c)	3,000,000	2,999,271
Province of Quebec 0.373%, due 8/22/16 (b)(c)	8,100,000	8,098,346
QUALCOMM, Inc.
0.355%, due 8/11/16 (b)(c)	4,500,000	4,499,487
0.367%, due 8/17/16 (b)(c)	3,700,000	3,699,392
0.383%, due 8/30/16 (b)(c)	4,400,000	4,398,476
Southern California Edison Co.
0.508%, due 8/1/16 (b)(c)	3,000,000	3,000,000
0.579%, due 8/12/16 (b)(c)	5,000,000	4,999,129
0.613%, due 8/2/16 (b)(c)	4,805,000	4,804,929
UnitedHealth Group, Inc.
0.518%, due 8/1/16 (b)(c)	5,000,000	5,000,000
0.645%, due 8/16/16 (b)(c)	4,000,000	3,998,967
Walt Disney Co. (The) 0.36%, due 8/19/16 (b)(c)	5,000,000	4,999,000
WGL Holdings, Inc.
0.633%, due 8/10/16 (b)(c)	3,400,000	3,399,490
0.645%, due 8/16/16 (b)(c)	3,900,000	3,898,960
Wisconsin Gas LLC 0.615%, due 8/3/16 (b)	2,000,000	1,999,956
		171,221,604
Treasury Debt 13.5%
United States Treasury Bills
0.11%, due 8/4/16	4,040,000	4,039,911
0.18%, due 8/18/16	5,770,000	5,769,278
0.21%, due 9/1/16	5,000,000	4,999,087
United States Treasury Notes
0.375%, due 10/31/16	3,900,000	3,900,000
0.50%, due 8/31/16	4,100,000	4,100,324
0.50%, due 9/30/16	3,900,000	3,900,511
0.50%, due 11/30/16	3,900,000	3,899,812
0.50%, due 1/31/17	4,000,000	3,994,818
0.50%, due 3/31/17	4,000,000	3,993,729
0.625%, due 12/31/16	3,800,000	3,798,282
0.625%, due 5/31/17	4,000,000	4,000,725
0.875%, due 2/28/17	4,000,000	4,006,321
0.875%, due 4/30/17	4,000,000	4,007,454
		54,410,252
Treasury Repurchase Agreements 15.4%
Bank of America N.A. 0.33%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $20,000,550 (Collateralized by a United States Treasury Note with a rate of 0.875% and a maturity date of 1/15/18, with a Principal Amount of $20,342,400 and a Market Value of $20,400,028)	20,000,000	20,000,000
Bank of Montreal 0.28%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $20,000,467 (Collateralized by United States Treasury securities with rates between 0.375% and 4.250% and maturity dates between 10/31/17 and 2/15/45, with a Principal Amount of $19,170,200 and a Market Value of $20,400,063)	20,000,000	20,000,000
TD Securities (U.S.A.) LLC 0.32%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $21,887,584 (Collateralized by a United States Treasury Bill with a zero coupon rate and a maturity date of 8/25/16, with a Principal Amount of $22,327,700 and a Market Value of $22,324,753)	21,887,000	21,887,000
		61,887,000
Total Short-Term Investments (Amortized Cost $399,833,615) (d)	99.4%	399,833,615

Other Assets, Less Liabilities	0.6	2,303,787
Net Assets	100.0%	$402,137,402

†	Percentages indicated are based on Fund net assets.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(b)	Interest rate shown represents yield to maturity.
(c)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(d)	The amortized cost also represents the aggregate cost for federal income tax purposes.

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets.

Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Short-Term Investments
Certificates of Deposit	$—	$49,003,420	$—	$49,003,420
Financial Company Commercial Paper	—	58,312,507	—	58,312,507
Government Agency Debt	—	4,998,832	—	4,998,832
Other Commercial Paper	—	171,221,604	—	171,221,604
Treasury Debt	—	54,410,252	—	54,410,252
Treasury Repurchase Agreements	—	61,887,000	—	61,887,000
Total Investments in Securities	$—	$399,833,615	$—	$399,833,615

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Tax Free Bond Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount	Value
	Municipal Bonds 98.2% †
	Alabama 0.2%
	Houston County Health Care Authority, Southeast Alabama Medical, Revenue Bonds
	5.00%, due 10/1/25	$1,000,000	$1,218,630
	5.00%, due 10/1/30	3,700,000	4,414,803
			5,633,433
	Alaska 0.2%
	Alaska Industrial Development & Export Authority, FairBanks Community Hospital, Revenue Bonds 5.00%, due 4/1/32	3,550,000	4,102,806

	Arizona 0.1%
	Arizona Health Facilities Authority, Phoenix Children's Hospital, Revenue Bonds Series A 5.00%, due 2/1/42	1,000,000	1,130,310

	Arkansas 0.6%
	County of Pulaski AR, Arkansas Children's Hospital, Revenue Bonds
	5.00%, due 3/1/34	2,000,000	2,456,640
	5.00%, due 3/1/35	1,550,000	1,894,642
	5.00%, due 3/1/36	1,155,000	1,408,372
	Springdale Public Facilities Board, Arkansas Children's Northwest, Revenue Bonds 5.00%, due 3/1/34	2,890,000	3,553,862
	University of Arkansas, UALR Campus, Revenue Bonds
	5.00%, due 10/1/29	1,315,000	1,679,229
	5.00%, due 10/1/30	1,110,000	1,411,576
	5.00%, due 10/1/31	1,205,000	1,524,795
			13,929,116
	California 9.2%
	Anaheim Public Financing Authority, Public Improvement Project, Revenue Bonds Series A-1, Insured: NATL-RE 4.75%, due 9/1/33	15,675,000	16,382,256
	Anaheim, California, School District, Election 2010, Unlimited General Obligation Insured: AGM 6.25%, due 8/1/40	4,700,000	5,817,942
	California Educational Facilities Authority, San Francisco University, Revenue Bonds 6.125%, due 10/1/30	1,525,000	1,902,270
	California Health Facilities Financing Authority, Dignity Health, Revenue Bonds Series A 6.00%, due 7/1/34	3,000,000	3,444,030
	California Health Facilities Financing Authority, Sutter Health, Revenue Bonds Series A 5.00%, due 11/15/34	5,000,000	6,218,400
	California State Public Works Board, Various Capital Project, Revenue Bonds
	Series G1 5.75%, due 10/1/30	1,400,000	1,609,594
	Series I-1 6.625%, due 11/1/34	1,060,000	1,064,113
	California Statewide Communities Development Authority, Aspire Public Schools, Revenue Bonds 6.375%, due 7/1/45	780,000	886,431
	California Statewide Communities Development Authority, Cottage Health Obligation Group, Revenue Bonds 5.25%, due 11/1/30	1,475,000	1,702,504
	Ceres Unified School District, Capital Appreciation-Election 2008, Unlimited General Obligation Series A (zero coupon), due 8/1/37	4,150,000	1,160,879
	City of Escondido CA, Unlimited General Obligation 5.00%, due 9/1/36	5,000,000	6,152,150
	City of Long Beach CA, Airport System, Revenue Bonds Series A 5.00%, due 6/1/30	5,000,000	5,701,100
	City of Tulare CA, Sewer, Revenue Bonds Insured: AGM 4.00%, due 11/15/41	5,500,000	6,084,100
	Colton Joint Unified School District, Unlimited General Obligation
	Series B, Insured: BAM 4.00%, due 8/1/30	3,495,000	3,992,758
	Series B, Insured: BAM 4.00%, due 8/1/31	2,500,000	2,851,275
	Series B, Insured: BAM 4.00%, due 8/1/33	1,500,000	1,696,530
	Fontana Public Finance Authority, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/32	2,640,000	3,204,590
	Fontana Unified School District, Unlimited General Obligation
	Series C (zero coupon), due 8/1/35	14,800,000	6,649,936
	Series C (zero coupon), due 8/1/36	15,500,000	6,461,795
	Fresno California Unified School District Education, Unlimited General Obligation
	Series G (zero coupon), due 8/1/32	6,000,000	2,663,160
	Series G (zero coupon), due 8/1/33	10,000,000	4,121,800
	Series G (zero coupon), due 8/1/41	23,485,000	5,505,354
	Golden State Tobacco Securitization Corp., Asset Backed, Revenue Bonds Series A, Insured: AGM 5.00%, due 6/1/40	5,410,000	6,615,727
	Hayward Unified School District, Capital Appreciation-Election 2008, Unlimited General Obligation
	Series A, Insured: AGM (zero coupon), due 8/1/36	12,500,000	3,826,500
	Series A, Insured: AGM (zero coupon), due 8/1/37	7,000,000	1,992,480
	Oakland Unified School District, Alameda County, Unlimited General Obligation
	Insured: AGM 5.00%, due 8/1/27	1,160,000	1,461,751
	Insured: AGM 5.00%, due 8/1/28	1,755,000	2,195,944
	Insured: AGM 5.00%, due 8/1/29	2,535,000	3,153,388
	Oceanside Unified School District CA, Prerefunded-Cabs-Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	10,995,000	1,435,397
	Oceanside Unified School District CA, Unrefunded-Cabs-Election 2008, Unlimited General Obligation Series B, Insured: AGM (zero coupon), due 8/1/49	560,000	69,328
	Palomar Community College District, Convertible Capital Appreciation-Election, Unlimited General Obligation Series B (zero coupon), due 8/1/45	5,720,000	4,635,145
	Palomar Health, Election 2004, Unlimited General Obligation Series A, Insured: AMBAC 5.00%, due 8/1/34	7,500,000	7,526,100
	Paramount Unified School District, Unlimited General Obligation Insured: BAM (zero coupon), due 8/1/43	25,000,000	5,539,000
	Peralta Community College District, Election 2006, Unlimited General Obligation Series D 4.00%, due 8/1/39	5,000,000	5,622,900
	Pomona Unified School District, Election 2008, Unlimited General Obligation Series E, Insured: AGM 5.00%, due 8/1/30	3,285,000	3,940,850
	Riverside County Redevelopment Successor Agency, Jurupa Valley Project, Tax Allocation
	Series B, Insured: BAM 5.00%, due 10/1/28	2,510,000	3,141,667
	Series B, Insured: BAM 5.00%, due 10/1/29	875,000	1,088,981
	Series B, Insured: BAM 5.00%, due 10/1/30	2,645,000	3,271,891
	Riverside County Transportation Commission, Revenue Bonds Series A 5.25%, due 6/1/30	3,000,000	3,730,770
	San Bernardino City Unified School District, Election 2012, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 8/1/30	1,000,000	1,200,990
	San Diego Public Facilities Financing Authority, Capital Improvement Projects, Revenue Bonds Series A 5.00%, due 10/15/44	3,000,000	3,674,400
	San Lorenzo Unified School District, Election 2008, Unlimited General Obligation Series B 6.00%, due 8/1/41	4,535,000	5,514,741
	Santa Ana Unified School District, Capital Appreciation-Election 2008, Unlimited General Obligation Series B, Insured: AGC (zero coupon), due 8/1/47	50,000,000	19,650,500
	Santa Clara Valley Transportation Authority, Revenue Bonds Series A 5.00%, due 4/1/35	3,900,000	4,816,695
	Southern California Public Power Authority, Apex Power Project, Revenue Bonds Series A 5.00%, due 7/1/33	4,500,000	5,566,185
	State of California, Unlimited General Obligation
	6.00%, due 11/1/35	2,500,000	2,908,550
	6.25%, due 11/1/34	4,000,000	4,722,480
	Twin Rivers Unified School District, Unrefunded-Cabs-Election 2006, Unlimited General Obligation Insured: AGM (zero coupon), due 8/1/32	5,350,000	3,267,245
	Westminster School District, Cabs-Election 2008, Unlimited General Obligation Series B, Insured: BAM (zero coupon), due 8/1/48	13,900,000	2,179,798
			208,022,370
	Colorado 0.3%
	Colorado Health Facilities Authority, Evangelical Lutheran Good Sama, Revenue Bonds 5.625%, due 6/1/43	3,280,000	3,939,969
	Park Creek Metropolitan District, Revenue Bonds Series A, Insured: AGM 6.125%, due 12/1/41	1,600,000	1,949,200
			5,889,169
	Connecticut 1.8%
	City of Hartford CT, Unlimited General Obligation
	Series A 5.00%, due 4/1/28	2,500,000	2,861,250
	Series A 5.00%, due 4/1/29	1,250,000	1,466,625
	Series A, Insured: AGM 5.00%, due 4/1/32	275,000	323,263
	Series C, Insured: AGM 5.00%, due 7/15/32	7,470,000	8,947,641
	Series C, Insured: AGM 5.00%, due 7/15/34	2,500,000	2,976,850
	Connecticut State Health & Educational Facility Authority, Quinnipiac University, Revenue Bonds Series L 5.00%, due 7/1/32	10,425,000	12,636,768
	State of Connecticut Special Tax, Transportation Infrastructure, Revenue Bonds Series A 5.00%, due 9/1/30	5,000,000	6,182,350
	State of Connecticut, Unlimited General Obligation Series B 5.00%, due 6/15/32	5,000,000	6,051,550
			41,446,297
	District of Columbia 1.3%
	District of Columbia, Friendship Public Charter School, Inc., Revenue Bonds
	5.00%, due 6/1/32	1,125,000	1,269,259
	5.00%, due 6/1/42	5,500,000	6,134,150
	District of Columbia, Gallery Place Project, Tax Allocation 5.00%, due 6/1/27	525,000	598,132
	District of Columbia, KIPP Charter School, Revenue Bonds
	6.00%, due 7/1/43	1,000,000	1,206,590
	6.00%, due 7/1/48	1,575,000	1,889,701
	Metropolitan Washington Airports Authority, Revenue Bonds
	Series C, Insured: AGC (zero coupon), due 10/1/41	8,000,000	10,876,560
	Series B (zero coupon), due 10/1/44	7,140,000	8,628,833
			30,603,225
	Florida 2.6%
	City of Orlando, Tourist Development Tax Revenue, 3rd Lien, 6th Cent Contract, Revenue Bonds Insured: AGC 5.50%, due 11/1/38	15,000,000	15,722,250
	County of Miami-Dade Florida Transit System, Sales Tax, Revenue Bonds 5.00%, due 7/1/42	8,265,000	9,718,979
	County of Miami-Dade Florida Water & Sewer System, Revenue Bonds Series A 5.00%, due 10/1/42	5,000,000	5,879,450
	Miami Beach Florida Parking Revenue, Revenue Bonds
	Insured: BAM 5.00%, due 9/1/34	1,000,000	1,209,340
	Insured: BAM 5.00%, due 9/1/35	1,990,000	2,399,383
	Insured: BAM 5.00%, due 9/1/40	2,500,000	2,996,275
	Miami-Dade County Florida Aviation, Miami International Airport, Revenue Bonds Series A, Insured: AGM 5.25%, due 10/1/41 (a)	10,000,000	10,794,400
	Miami-Dade County Florida, Jackson Health System, Revenue Bonds Series A, Insured: BAM 5.00%, due 6/1/33	3,375,000	4,106,025
	Miami-Dade County Florida, Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 10/1/36	10,000,000	3,532,200
	Series A, Insured: NATL-RE (zero coupon), due 10/1/37	10,000,000	3,347,400
	Series A, Insured: NATL-RE (zero coupon), due 10/1/38	245,000	77,709
			59,783,411
	Georgia 0.5%
	Atlanta Water & Wastewater, Revenue Bonds 5.00%, due 11/1/40	7,120,000	8,655,286
	Fulton County Georgia Development Authority, Piedmont Healthcare, Inc., Revenue Bonds Series A 5.00%, due 6/15/32	1,700,000	1,860,888
			10,516,174
	Guam 1.5%
	Antonio B Won Pat International Airport Authority, Guam Airport, Revenue Bonds Series C, Insured: AGM 6.125%, due 10/1/43 (a)	5,000,000	6,076,900
	Guam Government Waterworks Authority, Revenue Bonds 5.00%, due 7/1/36	1,750,000	2,050,037
	Guam Power Authority, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 10/1/30	5,610,000	6,686,671
	Series A, Insured: AGM 5.00%, due 10/1/44	655,000	774,276
	Territory of Guam, Revenue Bonds
	Series D 5.00%, due 11/15/35	8,350,000	9,364,191
	Series A 5.125%, due 1/1/42	3,085,000	3,351,976
	Series A 5.25%, due 1/1/36	2,000,000	2,193,160
	Series A 6.50%, due 11/1/40	2,700,000	3,332,259
			33,829,470
	Hawaii 0.5%
	Hawaii State Department of Budget & Finance, Hawaiian Electric Co., Revenue Bonds 6.50%, due 7/1/39	3,000,000	3,410,970
	Hawaii State Department of Budget & Finance, Queens Health System, Revenue Bonds Series A 5.00%, due 7/1/35	7,500,000	9,151,950
			12,562,920
	Illinois 17.5%
	Carol Stream Park District, Unlimited General Obligation Insured: BAM 5.00%, due 1/1/37	4,620,000	5,406,463
	Chicago Board of Education, School Reform, Unlimited General Obligation Series A, Insured: NATL-RE (zero coupon), due 12/1/26	19,995,000	13,510,821
¤	Chicago Board of Education, Unlimited General Obligation
	Series C, Insured: AGM 5.00%, due 12/1/32	16,000,000	16,446,720
	Series A 5.50%, due 12/1/39	7,500,000	7,213,575
	Series A, Insured: AGM 5.50%, due 12/1/39	12,750,000	13,794,225
	Chicago Midway International Airport, Revenue Bonds Series B 5.00%, due 1/1/46	10,500,000	12,516,315
	Chicago O' Hare International Airport, Revenue Bonds
	Series A 5.00%, due 1/1/17 (a)	14,955,000	15,229,424
	Series A, Insured: AGM 5.00%, due 1/1/33	7,000,000	7,376,950
	Series A 5.625%, due 1/1/35	2,250,000	2,627,797
	Chicago, Illinois Motor Fuel Tax, Revenue Bonds Insured: AGM 5.00%, due 1/1/33	4,725,000	5,349,503
	City of Chicago IL Wastewater Transmission, Revenue Bonds
	5.00%, due 1/1/28	1,000,000	1,158,840
	5.00%, due 1/1/33	2,000,000	2,270,040
	5.00%, due 1/1/39	8,420,000	9,508,959
	5.00%, due 1/1/44	14,340,000	16,154,010
	City of Chicago IL Wastewater, Revenue Bonds
	5.00%, due 11/1/27	1,000,000	1,201,090
	5.00%, due 11/1/29	1,700,000	2,014,704
	City of Chicago, Unlimited General Obligation Series A, Insured: AGM 5.00%, due 1/1/26	10,000,000	10,794,400
	City of Springfield IL Electric, Senior Lien, Revenue Bonds Insured: AGM 5.00%, due 3/1/40	10,000,000	11,819,600
	Cook County Community College District No. 508, City Colleges of Chicago, Unlimited General Obligation Insured: BAM 5.50%, due 12/1/38	5,000,000	5,973,950
	Cook County Community High School District No. 212 Leyden, Revenue Bonds
	Series C, Insured: BAM 5.00%, due 12/1/30	3,370,000	4,000,493
	Series C, Insured: BAM 5.00%, due 12/1/31	2,610,000	3,083,245
¤	County of Cook IL, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 11/15/26	8,350,000	10,483,258
	Series A 5.00%, due 11/15/26	7,100,000	8,741,946
	Series A 5.00%, due 11/15/27	7,080,000	8,656,008
	Series A 5.00%, due 11/15/28	8,895,000	10,838,913
	Illinois Finance Authority, Rehab Institute of Chicago, Revenue Bonds Series A 6.00%, due 7/1/43	9,600,000	11,802,144
	Illinois Finance Authority, Swedish Covenant, Revenue Bonds Series A 5.75%, due 8/15/29	6,175,000	6,971,390
	Illinois Sports Facilities Authority, Revenue Bonds Insured: AGM 5.25%, due 6/15/31	5,000,000	5,810,600
¤	JPMorgan Chase Putters / Drivers Trust, Unlimited General Obligation Series T0023 0.75%, due 12/15/16 (b)(c)	50,000,000	50,000,000
	Knox & Warren Counties, Illinois Community Unit School District No. 205 Galesburg, Unlimited General Obligation
	Series A 4.25%, due 1/1/19	240,000	257,722
	Series A 5.00%, due 1/1/20	205,000	230,305
	Metropolitan Pier & Exposition Authority, Capital Appreciation, Revenue Bonds Series A, Insured: AGM (zero coupon), due 6/15/30	14,250,000	8,786,265
	Metropolitan Pier & Exposition Authority, McCormick, Revenue Bonds Series A, Insured: NATL-RE (zero coupon), due 6/15/36	63,190,000	29,066,768
	Northern Illinois Municipal Power Agency, Prairie State Project, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 1/1/37	10,000,000	10,541,500
	Rock Island County, Public Building Commission, Revenue Bonds
	Insured: AGM 5.00%, due 12/1/31	500,000	604,125
	Insured: AGM 5.00%, due 12/1/36	2,645,000	3,138,028
	Insured: AGM 5.00%, due 12/1/41	3,360,000	3,976,392
	Southwestern Illinois Development Authority, Local Government Program, Revenue Bonds Series B, Insured: BAM 4.00%, due 10/15/40	5,500,000	5,939,560
	State of Illinois, Housing & Auxiliary Facilities System, Revenue Bonds
	Series B, Insured: BAM 5.00%, due 4/1/26	1,175,000	1,442,031
	Series B, Insured: BAM 5.00%, due 4/1/29	1,620,000	1,946,560
	Series B, Insured: BAM 5.00%, due 4/1/30	1,000,000	1,193,800
	State of Illinois, Unlimited General Obligation
	4.00%, due 6/1/41	17,500,000	17,201,275
	5.00%, due 8/1/20	10,890,000	11,978,891
	United City of Yorkville, Special Services Area No. 2005-108 and 2005-109, Special Tax Insured: AGM 5.00%, due 3/1/32	3,790,000	4,546,825
	Village of Bellwood IL, Unlimited General Obligation Insured: AGM 5.00%, due 12/1/29	1,500,000	1,819,365
	Village of Oswego IL, Unlimited General Obligation 5.00%, due 12/15/33	8,570,000	10,430,890
			393,855,685
	Indiana 1.0%
	Indiana Finance Authority, Educational Facilities-Butler University, Revenue Bonds
	Series B 5.00%, due 2/1/24	2,100,000	2,481,213
	Series B 5.00%, due 2/1/25	2,210,000	2,597,347
	Series A 5.00%, due 2/1/25	2,215,000	2,603,223
	Series B 5.00%, due 2/1/26	2,320,000	2,714,539
	Indiana Finance Authority, Republic Services Income Project, Revenue Bonds Series B 0.65%, due 5/1/28 (c)	10,000,000	10,000,000
	Indianapolis, Indiana Public Improvement Bond Bank, Water Works Project Revenue Bonds Series A, Insured: AGC 5.50%, due 1/1/38	1,100,000	1,229,976
	St. Joseph County Hospital Authority, Memorial Health System, Revenue Bonds Series A 0.46%, due 8/15/33 (c)	65,000	65,000
			21,691,298
	Kansas 0.5%
	University of Kansas Hospital Authority, Revenue Bonds
	5.00%, due 9/1/33	2,500,000	3,029,025
	5.00%, due 9/1/34	5,000,000	6,039,900
	5.00%, due 9/1/35	2,800,000	3,357,088
			12,426,013
	Kentucky 0.9%
	Kentucky Economic Development Finance Authority, Republic Services, Inc., Revenue Bonds Series B 0.65%, due 4/1/31 (c)	7,000,000	7,000,000
	Kentucky Municipal Power Agency, Revenue Bonds Series A, Insured: NATL-RE 5.00%, due 9/1/42	11,000,000	12,968,450
			19,968,450
	Louisiana 0.9%
	City of New Orleans LA Sewerage Service Revenue, Revenue Bonds 5.00%, due 6/1/40	2,745,000	3,238,414
	Jefferson Parish, Louisiana Hospital Service District No. 1, West Jefferson Medical Center, Revenue Bonds Series A, Insured: AGM 6.00%, due 1/1/39	3,695,000	4,503,872
	Louisiana Public Facilities Authority, Ochsner Clinic Foundation Project, Revenue Bonds
	5.00%, due 5/15/34	2,030,000	2,461,517
	6.25%, due 5/15/31	5,690,000	7,118,418
	Louisiana Stadium & Exposition District, Revenue Bonds Series A 5.00%, due 7/1/30	1,650,000	1,951,504
	Louisiana State Citizens Property Insurance Corp., Revenue Bonds Series C-3, Insured: AGC 6.125%, due 6/1/25	1,000,000	1,101,300
			20,375,025
	Maryland 0.2%
	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center, Revenue Bonds 5.00%, due 7/1/39	3,600,000	4,250,232

	Massachusetts 0.8%
	Massachusetts Development Finance Agency, WGBH Educational Foundation, Revenue Bonds
	4.00%, due 1/1/32	1,645,000	1,859,064
	4.00%, due 1/1/33	1,000,000	1,125,460
	Massachusetts Educational Financing Authority, Revenue Bonds
	Series B 5.70%, due 1/1/31 (a)	1,315,000	1,434,994
	Series I 6.00%, due 1/1/28	1,765,000	1,884,508
	Massachusetts Health & Educational Facilities Authority, Suffolk University, Revenue Bonds
	Series A 6.00%, due 7/1/24	2,000,000	2,273,920
	Series A 6.25%, due 7/1/30	6,400,000	7,308,416
	Metropolitan Boston Transit Parking Corp., Revenue Bonds 5.25%, due 7/1/36	2,000,000	2,362,920
			18,249,282
	Michigan 5.4%
	City of Detroit MI Sewage Disposal System, Revenue Bonds
	Series A, Insured: NATL-RE 5.25%, due 7/1/20	2,000,000	2,065,420
	Senior Lien—Series A 5.25%, due 7/1/39	14,150,000	16,237,408
	City of Detroit MI Sewage Disposal System, Senior Lien, Revenue Bonds Series C-1, Insured: AGM 7.00%, due 7/1/27	5,000,000	5,773,950
	City of Detroit MI Water Supply System, Revenue Bonds
	Series D, Insured: AGM 4.625%, due 7/1/32	1,535,000	1,540,511
	Series A, Insured: AGM 5.00%, due 7/1/34	1,600,000	1,606,496
	Series A 5.25%, due 7/1/41	5,000,000	5,620,650
	Series A 5.75%, due 7/1/37	5,550,000	6,344,427
	County of Wayne MI, Capital Improvement, Revenue Bonds 5.00%, due 3/15/27	5,000,000	6,437,400
	Detroit City School District, Improvement School Building & Site, Unlimited General Obligation
	Series A, Insured: Q-SBLF 5.00%, due 5/1/26	750,000	868,935
	Series A, Insured: Q-SBLF 5.00%, due 5/1/27	7,500,000	8,673,225
	Series A, Insured: Q-SBLF 5.00%, due 5/1/29	3,620,000	4,117,497
	Detroit, City School District, Improvement School Building & Site, Unlimited General Obligation Series A, Insured: Q-SBLF 5.00%, due 5/1/33	4,535,000	5,159,923
	Lincoln Consolidated School District, Unlimited General Obligation
	Series A, Insured: AGM 5.00%, due 5/1/25	1,030,000	1,284,863
	Series A, Insured: AGM 5.00%, due 5/1/26	1,300,000	1,636,219
	Series A, Insured: AGM 5.00%, due 5/1/27	3,985,000	4,961,126
	Series A, Insured: AGM 5.00%, due 5/1/28	2,030,000	2,508,471
	Series A, Insured: AGM 5.00%, due 5/1/30	1,455,000	1,777,035
	Series A, Insured: AGM 5.00%, due 5/1/40	1,500,000	1,786,995
	Livonia Public School District, Unlimited General Obligation Insured: AGM 5.00%, due 5/1/40	2,115,000	2,533,685
	Michigan Finance Authority Revenue, Local Government Loan Program, Revenue Bonds
	Insured: AGM 5.00%, due 7/1/28	500,000	603,285
	Series C 5.00%, due 11/1/28	7,290,000	8,066,093
	5.00%, due 7/1/33	500,000	594,560
	5.00%, due 7/1/34	500,000	592,375
	Insured: AGM 5.00%, due 7/1/35	2,000,000	2,357,300
	Insured: NATL-RE 5.00%, due 7/1/36	7,400,000	8,595,026
	Michigan Finance Authority, Detroit School District, Revenue Bonds 5.50%, due 6/1/21	5,000,000	5,328,000
	Michigan Finance Authority, Detroit Water & Sewer, Revenue Bonds Insured: AGM 5.00%, due 7/1/33	3,000,000	3,559,650
	Michigan Finance Authority, Revenue Bonds Insured: NATL-RE 5.00%, due 7/1/32	2,500,000	2,944,650
	Michigan Finance Authority, Senior Lien-Detroit Water & Sewer, Revenue Bonds Series C-1 5.00%, due 7/1/44	2,500,000	2,820,000
	Michigan Tobacco Settlement Finance Authority, Revenue Bonds Series A 6.00%, due 6/1/34	250,000	251,785
	Saginaw City School District, Unlimited General Obligation
	Insured: Q-SBLF 5.00%, due 5/1/29	260,000	315,786
	Insured: Q-SBLF 5.00%, due 5/1/30	350,000	422,859
	Insured: Q-SBLF 5.00%, due 5/1/31	750,000	900,855
	Insured: Q-SBLF 5.00%, due 5/1/34	250,000	297,598
	Insured: Q-SBLF 5.00%, due 5/1/35	350,000	415,979
	Insured: Q-SBLF 5.00%, due 5/1/36	425,000	503,123
	Wayne County Michigan, Capital Improvement, Limited General Obligation Series A, Insured: AGM 5.00%, due 2/1/38	2,500,000	2,564,150
			122,067,310
	Mississippi 0.3%
	Mississippi Business Finance Corp., Gulf Power Co., Revenue Bonds 0.48%, due 11/1/42 (a)(c)	5,900,000	5,900,000

	Missouri 1.2%
	City of Kansas MO, Improvement Downtown Arena Project, Revenue Bonds Series E 5.00%, due 4/1/40	10,055,000	11,900,294
	Joplin Industrial Development Authority, Freeman Health System, Revenue Bonds 5.00%, due 2/15/35	605,000	708,630
	Missouri Development Finance Board, St. Louis Convention Center, Revenue Bonds Series C 0.40%, due 12/1/20 (c)	2,000,000	2,000,000
	Missouri Health & Educational Facilities Authority, SSM Health Care, Revenue Bonds Series A 5.00%, due 6/1/30	4,000,000	4,852,000
	Missouri Health & Educational Facilities Authority, St. Louis University, Revenue Bonds Series A 5.00%, due 10/1/38	5,930,000	7,219,656
			26,680,580
	Nebraska 1.7%
¤	Central Plains Energy, Project No. 3, Revenue Bonds
	5.00%, due 9/1/32	5,190,000	5,931,132
	5.00%, due 9/1/42	13,420,000	15,150,107
	5.25%, due 9/1/37	15,535,000	17,839,151
			38,920,390
	New Hampshire 0.4%
	City of Manchester NH General Airport, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/26	1,800,000	2,091,222
	New Hampshire Health & Education Facilities Authority, Southern University, Revenue Bonds
	5.00%, due 1/1/31	905,000	1,099,801
	5.00%, due 1/1/32	950,000	1,150,925
	5.00%, due 1/1/33	1,000,000	1,206,830
	5.00%, due 1/1/34	1,050,000	1,263,266
	5.00%, due 1/1/35	1,100,000	1,318,328
			8,130,372
	New Jersey 4.0%
	New Brunswick Parking Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/28	5,880,000	7,435,084
	Series A, Insured: BAM 5.00%, due 9/1/29	2,370,000	2,982,906
	Series A, Insured: BAM 5.00%, due 9/1/30	4,605,000	5,770,572
	Series A, Insured: BAM 5.00%, due 9/1/31	6,780,000	8,454,321
	New Jersey Building Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 6/15/25	3,350,000	4,035,879
	Series A, Insured: BAM 5.00%, due 6/15/28	3,000,000	3,610,140
	New Jersey Economic Development Authority, MSU Student Housing Project, Provident Group-Montclair LLC, Revenue Bonds 5.375%, due 6/1/25	4,500,000	5,073,525
	New Jersey Economic Development Authority, Revenue Bonds
	5.00%, due 1/1/28 (a)	1,000,000	1,167,640
	5.50%, due 1/1/26 (a)	1,000,000	1,205,070
	New Jersey Educational Facilities Authority, Stockton University, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 7/1/29	1,500,000	1,863,480
	Series A, Insured: BAM 5.00%, due 7/1/30	5,000,000	6,186,450
	Series A, Insured: BAM 5.00%, due 7/1/31	3,000,000	3,693,930
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds
	Series A 5.25%, due 7/1/26	3,710,000	4,339,884
	Insured: AGC 5.25%, due 1/1/31	1,510,000	1,598,395
	New Jersey Higher Education Student Assistance Authority, Revenue Bonds Series 1 5.50%, due 12/1/26 (a)	3,320,000	3,781,546
	New Jersey Higher Education Student Assistance Authority, Student Loan, Revenue Bonds Series A, Insured: AGC 6.125%, due 6/1/30 (a)	2,635,000	2,828,514
	New Jersey Transportation Trust Fund Authority, Revenue Bonds Series C, Insured: AGM (zero coupon), due 12/15/34	30,000,000	15,252,300
	Newark Housing Authority, Revenue Bonds
	Insured: AGM 4.00%, due 12/1/27	500,000	563,410
	Insured: AGM 4.00%, due 12/1/29	250,000	275,875
	Insured: AGM 4.00%, due 12/1/30	250,000	275,110
	Insured: AGM 4.00%, due 12/1/31	225,000	246,755
	Insured: AGM 5.00%, due 12/1/28	750,000	909,705
	Insured: AGM 5.00%, due 12/1/38	1,740,000	2,060,908
	Newark, New Jersey Housing Authority, South Ward Police Facility, Revenue Bonds
	Insured: AGC 5.75%, due 12/1/30	1,135,000	1,324,363
	Insured: AGC 6.75%, due 12/1/38	3,550,000	4,259,255
	State of New Jersey, Unlimited General Obligation 5.00%, due 8/1/16	925,000	925,231
			90,120,248
	New Mexico 0.1%
	Farmington Pollution Control, Revenue Bonds 5.90%, due 6/1/40	2,000,000	2,279,240

	New York 13.5%
	Build NYC Resource Corp., Parking Facility, Revenue Bonds
	Insured: AGM 5.00%, due 12/15/19	975,000	1,097,879
	Insured: AGM 5.00%, due 12/15/20	1,025,000	1,187,176
	Insured: AGM 5.00%, due 12/15/21	1,075,000	1,274,692
	Insured: AGM 5.00%, due 12/15/22	740,000	894,357
	City of New York, Unlimited General Obligation Series H-5 0.59%, due 3/1/34 (c)	5,085,000	5,085,000
	County of Nassau NY, Limited General Obligation
	Series C 5.00%, due 4/1/32	4,135,000	5,094,072
	Series C 5.00%, due 4/1/37	6,625,000	8,039,968
	Series C 5.00%, due 4/1/38	6,965,000	8,445,898
	Long Island Power Authority, Electric System, Revenue Bonds Series A, Insured: BAM 5.00%, due 9/1/44	10,000,000	12,122,000
	Long Island Power Authority, Revenue Bonds
	Series A, Insured: BAM 5.00%, due 9/1/39	10,000,000	12,196,700
	Series A 5.00%, due 9/1/44	3,470,000	4,135,268
	Series B 5.00%, due 9/1/45	8,970,000	10,799,073
	Metropolitan Transportation Authority, Green, Revenue Bonds Series B-1 5.00%, due 11/15/36	4,500,000	5,650,200
	Metropolitan Transportation Authority, Revenue Bonds Series F 5.00%, due 11/15/35	1,500,000	1,835,715
	New York City Transitional Finance Authority, Building Aid Revenue, Revenue Bonds
	Series S-1 5.00%, due 7/15/33	6,060,000	7,415,804
	Series S-1 5.00%, due 7/15/36	10,000,000	12,090,800
	Series S-1 5.00%, due 7/15/43	2,000,000	2,449,140
¤	New York City Transitional Finance Authority, Future Tax Secured, Revenue Bonds
	Series 2A 0.59%, due 11/1/22 (c)	8,900,000	8,900,000
	5.00%, due 5/1/32	10,000,000	12,586,000
	Series B-1 5.00%, due 8/1/32	10,000,000	12,434,800
	Series A-1 5.00%, due 8/1/36	5,100,000	6,279,579
	Series E-1 5.00%, due 2/1/41	2,500,000	3,027,350
	New York City Water & Sewer System, Revenue Bonds
	Series AA-3 0.59%, due 6/15/32 (c)	2,000,000	2,000,000
	Series EE 5.50%, due 6/15/43	11,400,000	13,567,482
	New York Liberty Development Corp., Bank of America, Revenue Bonds 6.375%, due 7/15/49	5,000,000	5,694,650
	New York Liberty Development Corp., Revenue Bonds 5.00%, due 12/15/41	12,315,000	14,610,762
	New York Liberty Development Corp., World Trade Center, Revenue Bonds
	5.00%, due 11/15/31	5,000,000	5,890,150
	5.75%, due 11/15/51	11,500,000	13,926,155
	New York State Dormitory Authority, Revenue Bonds
	Series E 5.00%, due 3/15/34	4,190,000	5,190,488
	Series A 5.00%, due 7/1/35	6,610,000	8,119,856
	5.50%, due 7/1/40	465,000	540,316
	New York State Thruway Authority, Revenue Bonds Series A 5.00%, due 1/1/46	5,000,000	6,038,800
	New York State Urban Development Corp., Revenue Bonds
	Series A 5.00%, due 3/15/30	12,350,000	15,666,469
	Series A 5.00%, due 3/15/34	12,750,000	15,831,930
¤	New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment, Revenue Bonds
	Insured: AGM 4.00%, due 7/1/31 (a)	10,925,000	12,021,761
	Series A, Insured: AGM 4.00%, due 7/1/35 (a)	6,500,000	7,026,630
	Series A, Insured: AGM 4.00%, due 7/1/36 (a)	23,040,000	24,805,094
	Port Authority of New York & New Jersey, Revenue Bonds Series 195 5.00%, due 4/1/36 (a)	8,930,000	10,941,929
			304,913,943
	North Carolina 0.3%
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare System, Revenue Bonds Series A 5.00%, due 1/15/31	2,050,000	2,360,390
	North Carolina Medical Care Commission, North Carolina Baptist Hospital, Revenue Bonds 5.25%, due 6/1/25	1,000,000	1,150,480
	North Carolina Turnpike Authority, Revenue Bonds Series A, Insured: AGC 5.75%, due 1/1/39	3,000,000	3,309,690
			6,820,560
	North Dakota 0.2%
	Grand Forks Health Care, ND, Altra Health System, Revenue Bonds 5.00%, due 12/1/35	4,050,000	4,532,558

	Ohio 2.5%
	American Municipal Power, Inc., Prairie Energy Campus, Revenue Bonds
	Series A, Insured: BAM 5.25%, due 2/15/30	15,000,000	18,088,200
	Series A, Insured: BAM 5.25%, due 2/15/31	7,055,000	8,469,880
	City of Cleveland, OH, Airport System Revenue, Revenue Bonds Series A, Insured: AGM 5.00%, due 1/1/30	3,000,000	3,473,610
	City of Cleveland, OH, Income Tax Revenue, Revenue Bonds Series A-2 5.00%, due 10/1/37	1,500,000	1,810,365
	Clermont County Port Authority, W. Clermont Local School District Project, Revenue Bonds
	Insured: BAM 5.00%, due 12/1/31	650,000	786,383
	Insured: BAM 5.00%, due 12/1/32	2,200,000	2,651,418
	Insured: BAM 5.00%, due 12/1/33	1,335,000	1,604,003
	Cleveland-Cuyahoga County Port Authority, Revenue Bonds 6.00%, due 11/15/25	1,980,000	2,307,868
	Hamilton County Ohio Health Care Facility, Christ Hospital Project, Revenue Bonds 5.50%, due 6/1/42	2,000,000	2,332,880
	North Olmsted City School District, Unlimited General Obligation Series A 5.00%, due 12/1/40	7,250,000	8,771,557
	State of Ohio, Solid Waste Revenue, Republic Services, Inc., Revenue Bonds 0.65%, due 11/1/35 (c)	6,500,000	6,500,000
			56,796,164
	Oklahoma 0.6%
	Garfield County Educational Facilities Authority, Enid Public Schools Project, Revenue Bonds
	Series A 5.00%, due 9/1/26	1,800,000	2,276,694
	Series A 5.00%, due 9/1/27	1,890,000	2,371,610
	Series A 5.00%, due 9/1/28	2,500,000	3,116,500
	Series A 5.00%, due 9/1/29	4,620,000	5,724,827
	Tulsa Airports Improvement Trust, Revenue Bonds Series D, Insured: BAM 5.00%, due 6/1/28	500,000	557,175
			14,046,806
	Pennsylvania 2.0%
	County of Lancaster PA, Unlimited General Obligation
	Series A, Insured: BAM 4.00%, due 5/1/30	500,000	557,400
	Series A, Insured: BAM 4.00%, due 5/1/31	420,000	465,902
	Montgomery County Industrial Development Authority, Revenue Bonds 5.25%, due 8/1/33	175,000	205,826
	Pennsylvania Economic Development Financing Authority, Capitol Region Parking System, Revenue Bonds Series B 6.00%, due 7/1/53	5,800,000	7,319,194
	Pennsylvania State Turnpike Commission, Revenue Bonds Series B 5.75%, due 6/1/39	4,000,000	4,571,840
	Pennsylvania Turnpike Commission, Revenue Bonds
	Series C 5.00%, due 12/1/43	10,125,000	11,983,646
	Series B, Insured: BAM 5.25%, due 12/1/44	5,500,000	6,641,140
	Philadelphia, PA, Unlimited General Obligation 6.50%, due 8/1/41	5,125,000	6,160,968
	State Public School Building Authority, Philadelphia Community College, Revenue Bonds Insured: BAM 5.00%, due 6/15/28	5,505,000	6,671,234
			44,577,150
	Puerto Rico 7.1%
¤	Commonwealth of Puerto Rico, Public Improvement, Unlimited General Obligation
	Series A, Insured: AGM 4.00%, due 7/1/22	150,000	151,718
	Series A, Insured: AGC 5.00%, due 7/1/26	375,000	378,146
	Series A, Insured: AGC 5.00%, due 7/1/27	150,000	150,245
	Series A-4, Insured: AGM 5.00%, due 7/1/31	4,275,000	4,428,686
	Series A, Insured: AGM 5.00%, due 7/1/35	15,245,000	15,668,811
	Insured: AGM 5.25%, due 7/1/20	1,245,000	1,302,681
	Series A, Insured: NATL-RE 5.25%, due 7/1/21	440,000	440,400
	Series A, Insured: AGM 5.25%, due 7/1/24	1,220,000	1,289,052
	Series C, Insured: AGM 5.375%, due 7/1/28	700,000	701,337
	Series A, Insured: NATL-RE 5.50%, due 7/1/19	550,000	585,403
	Series A, Insured: NATL-RE 5.50%, due 7/1/20	4,190,000	4,451,079
	Series A, Insured: NATL-RE 5.50%, due 7/1/21	1,005,000	1,068,255
	Series C, Insured: AGM 5.75%, due 7/1/37	1,020,000	1,021,591
	Series C-7, Insured: NATL-RE 6.00%, due 7/1/27	2,490,000	2,594,904
	Commonwealth of Puerto Rico, Unlimited General Obligation
	Insured: AGC 5.00%, due 7/1/34	145,000	145,213
	Insured: AGC 5.25%, due 7/1/32	500,000	500,840
	Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Revenue Bonds
	Series A, Insured: AGC 5.00%, due 7/1/28	3,675,000	3,810,166
	Senior Lien—Series A, Insured: AGC 5.125%, due 7/1/47	8,670,000	8,979,346
	Series A, Insured: AGC 6.125%, due 7/1/24	1,000,000	1,077,880
	Puerto Rico Convention Center District Authority, Revenue Bonds Series A, Insured: AGC 4.50%, due 7/1/36	500,000	499,655
	Puerto Rico Electric Power Authority, Revenue Bonds
	Series UU, Insured: AGC 4.25%, due 7/1/27	1,295,000	1,245,622
	Series NN, Insured: NATL-RE 4.75%, due 7/1/33	300,000	295,632
	Series TT, Insured: AGM 5.00%, due 7/1/18	380,000	385,879
	Series RR, Insured: NATL-RE 5.00%, due 7/1/21	1,080,000	1,094,580
	Series RR, Insured: NATL-RE 5.00%, due 7/1/22	1,135,000	1,140,403
	Series PP, Insured: NATL-RE 5.00%, due 7/1/23	1,105,000	1,106,459
	Series SS, Insured: NATL-RE 5.00%, due 7/1/23	800,000	810,800
	Series UU, Insured: AGM 5.00%, due 7/1/23	2,155,000	2,175,235
	Series PP, Insured: NATL-RE 5.00%, due 7/1/24	2,785,000	2,788,732
	Series UU, Insured: AGM 5.00%, due 7/1/24	4,335,000	4,373,321
	Series UU, Insured: AGC 5.00%, due 7/1/26	570,000	574,731
	Series TT, Insured: AGM 5.00%, due 7/1/27	500,000	504,015
	Insured: AGC 5.00%, due 7/1/28	1,135,000	1,134,921
	Series SS, Insured: AGM 5.00%, due 7/1/30	300,000	299,979
	Series VV, Insured: NATL-RE 5.25%, due 7/1/26	510,000	532,557
	Series VV, Insured: NATL-RE 5.25%, due 7/1/32	2,000,000	2,095,440
	Puerto Rico Highways & Transportation Authority, Commonwealth Highway, Revenue Bonds Series J, Insured: NATL-RE 5.00%, due 7/1/29	650,000	650,065
¤	Puerto Rico Highways & Transportation Authority, Revenue Bonds
	Series D, Insured: AGM 5.00%, due 7/1/27	2,240,000	2,246,160
	Series L, Insured: NATL-RE 5.25%, due 7/1/24	1,755,000	1,818,759
	Series N, Insured: NATL-RE 5.25%, due 7/1/32	6,025,000	6,300,222
	Series CC, Insured: AGM 5.25%, due 7/1/33	1,185,000	1,265,461
	Series N, Insured: NATL-RE 5.25%, due 7/1/33	5,540,000	5,770,796
	Series N, Insured: AGC 5.25%, due 7/1/34	3,310,000	3,526,673
	Series CC, Insured: AGM 5.25%, due 7/1/36	1,635,000	1,736,223
	Series N, Insured: AGC 5.25%, due 7/1/36	21,000,000	22,300,110
	Series E, Insured: AGM 5.50%, due 7/1/21	520,000	553,207
	Series N, Insured: AGM 5.50%, due 7/1/26	405,000	439,644
	Series N, Insured: AGM 5.50%, due 7/1/29	10,000,000	10,894,500
	Series CC, Insured: AGC 5.50%, due 7/1/31	915,000	1,000,571
	Puerto Rico Municipal Finance Agency, Revenue Bonds
	Series A, Insured: AGM 5.00%, due 8/1/21	65,000	66,061
	Series A, Insured: AGM 5.00%, due 8/1/30	1,445,000	1,468,597
	Series C, Insured: AGM 5.25%, due 8/1/19	965,000	1,009,554
	Series C, Insured: AGC 5.25%, due 8/1/20	210,000	217,934
	Series C, Insured: AGC 5.25%, due 8/1/23	100,000	103,462
	Puerto Rico Municipal Finance Agency, Unlimited General Obligation Series A, Insured: AGM 4.75%, due 8/1/22	710,000	720,714
	Puerto Rico Public Buildings Authority, Government Facilities, Revenue Bonds
	Series F, Insured: NATL-RE 5.25%, due 7/1/23	220,000	228,320
	Series K, Insured: AGM 5.25%, due 7/1/27	245,000	252,051
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/26	300,000	313,725
	Series M-3, Insured: NATL-RE 6.00%, due 7/1/27	7,465,000	7,779,500
	Puerto Rico Sales Tax Financing Corp., Revenue Bonds
	Series A, Insured: NATL-RE (zero coupon), due 8/1/45	59,430,000	10,954,138
	Series A, Insured: AMBAC (zero coupon), due 8/1/54	200,000	36,892
	Series A, Insured: AGM 5.00%, due 8/1/40	5,030,000	5,232,206
	Series C, Insured: AGM 5.125%, due 8/1/42	3,605,000	3,778,869
			160,468,128
	Rhode Island 1.3%
	Providence Public Buildings Authority, Revenue Bonds Series A, Insured: AGM 5.875%, due 6/15/26	1,565,000	1,832,834
	Rhode Island Health & Educational Building Corp., Hospital Financing-Lifespan Obligated Group, Revenue Bonds 5.00%, due 5/15/26	5,000,000	6,152,250
	Tobacco Settlement Financing Corp., Revenue Bonds Series A 5.00%, due 6/1/35	20,000,000	22,489,400
			30,474,484
	South Carolina 1.1%
	Greenwood Fifty Schools Facilities Inc., School District No. 50, Revenue Bonds Insured: BAM 5.00%, due 12/1/26	2,225,000	2,817,473
	Piedmont Municipal Power Agency, Revenue Bonds Series C, Insured: AGC 5.75%, due 1/1/34	10,345,000	12,342,206
	South Carolina Jobs-Economic Development Authority, Palmetto Health, Revenue Bonds
	Series A 5.00%, due 8/1/19	420,000	466,053
	Series A 5.25%, due 8/1/30	2,955,000	3,527,649
	South Carolina State Public Service Authority, Revenue Bonds Series C 5.00%, due 12/1/36	3,310,000	3,837,647
	Sumter Two School Facilities Inc., Sumter School District Project, Revenue Bonds Insured: BAM 5.00%, due 12/1/27	1,100,000	1,356,344
			24,347,372
	South Dakota 0.1%
	Harrisburg School District No. 41-2, Unlimited General Obligation 5.00%, due 7/15/33	1,370,000	1,550,292

	Tennessee 1.7%
	City of Memphis, TN, Unlimited General Obligation Series C, Insured: BAM 5.00%, due 4/1/45	3,660,000	4,425,709
	Johnson City Health & Educational Facilities Board, Mountain States Health Alliance, Revenue Bonds 6.00%, due 7/1/38	3,605,000	4,132,339
	Johnson City Tennessee Health & Educational Facilities Board Hospital, Revenue Bonds Series A 6.50%, due 7/1/38	6,500,000	7,577,960
	Metropolitan Government, Nashville, TN Health and Education Facilities, Vanderbilt University Medical Center, Revenue Bonds Series A 5.00%, due 7/1/40	15,000,000	18,137,550
	Shelby County Health Educational & Housing Facilities Board, Revenue Bonds Series B, Insured: AGM 0.40%, due 6/1/42 (c)	4,050,000	4,050,000
			38,323,558
	Texas 8.4%
	Central Texas Regional Mobility Authority, Revenue Bonds
	3.375%, due 1/1/41	1,240,000	1,234,866
	5.75%, due 1/1/31	2,100,000	2,543,121
	Central Texas Turnpike System, Revenue Bonds
	Series C 5.00%, due 8/15/34	5,000,000	5,881,800
	Series B 5.00%, due 8/15/37	1,945,000	2,308,229
	City of Donna TX, Tax & Toll Bridge, Limited General Obligation Insured: BAM 5.00%, due 2/15/30	1,035,000	1,237,819
	Clifton, Texas Higher Education Finace Corp., Revenue Bonds Series A 4.30%, due 12/1/16	675,000	682,553
	Dallas/Fort Worth International Airport, Revenue Bonds Series A 5.00%, due 11/1/38 (a)	10,000,000	11,232,100
	Edinburg Local Government Finance Corp., Revenue Bonds Series A, Insured: AGM 5.00%, due 3/1/45	1,000,000	1,156,150
	Grand Parkway Transportation Corp., Sub Tier Toll, Revenue Bonds Series B 5.25%, due 10/1/51	10,000,000	11,976,500
	Harris County Cultural Education Facilities Finance Corp., Memorial Hermann Health System, Revenue Bonds 5.00%, due 7/1/38	4,280,000	5,217,106
	Harris County-Houston Sports Authority, Revenue Bonds Series A, Insured: AGM (zero coupon), due 11/15/40	17,115,000	6,106,974
	Houston Higher Education Finance Corp., Revenue Bonds
	6.50%, due 5/15/31	565,000	714,369
	Series A 6.875%, due 5/15/41	6,400,000	8,204,416
	Houston, TX, Revenue Bonds Series B 5.00%, due 9/1/31	2,000,000	2,007,989
	North Harris County Regional Water Authority, Revenue Bonds Insured: BAM 5.00%, due 12/15/32	3,215,000	3,903,460
¤	North Texas Tollway Authority, Revenue Bonds
	Series A 5.00%, due 1/1/27	5,000,000	6,126,400
	Series A 5.00%, due 1/1/34	1,400,000	1,680,784
	Series A 5.00%, due 1/1/35	2,950,000	3,529,203
	Series A, Insured: BAM 5.00%, due 1/1/38	9,500,000	11,461,655
	Series B 5.00%, due 1/1/40	22,140,000	25,978,412
	Series A 5.50%, due 9/1/41	6,695,000	8,007,086
	Series F 5.75%, due 1/1/38	1,800,000	1,931,742
	Series A 6.00%, due 9/1/41	3,500,000	4,300,345
	San Juan, Texas Higher Education Finance Authority, Idea Public Schools, Revenue Bonds Series A 6.70%, due 8/15/40	1,275,000	1,499,821
	Tarrant County, Cultural Education Facilities Finance Corp., Buckner Retirement Services, Revenue Bonds
	Series A 5.00%, due 11/15/23	1,245,000	1,524,278
	Series A 5.00%, due 11/15/24	1,305,000	1,624,686
	Series A 5.00%, due 11/15/25	1,370,000	1,721,460
	Series A 5.00%, due 11/15/26	1,440,000	1,830,111
	Texas Municipal Gas Acquisition & Supply Corp. III, Revenue Bonds
	5.00%, due 12/15/30	17,100,000	19,605,321
	5.00%, due 12/15/31	4,575,000	5,213,441
	Texas Private Activity Bond Surface Transportation Corp., LBJ Infrastructure, Revenue Bonds
	7.00%, due 6/30/40	4,250,000	5,044,155
	Series Lien-LBG 7.50%, due 6/30/32	4,095,000	5,015,392
	7.50%, due 6/30/33	5,500,000	6,736,180
	Texas Private Activity Bond Surface Transportation Corp., NTE Mobility, Revenue Bonds 6.875%, due 12/31/39	7,965,000	9,461,544
	Texas State Public Finance Authority, Charter School Finance Corp., Revenue Bonds Series A 6.20%, due 2/15/40	1,000,000	1,188,630
	Viridian Municipal Management District, Unlimited General Obligation Insured: BAM 6.00%, due 12/1/32	500,000	670,170
			188,558,268
	U.S. Virgin Islands 2.9%
	Virgin Islands Public Finance Authority, Matching Fund Loan Notes, Revenue Bonds
	5.00%, due 9/1/30 (b)	5,000,000	5,808,950
	Series A 5.00%, due 10/1/32 (b)	5,100,000	5,156,865
	6.625%, due 10/1/29	6,960,000	7,176,665
	Virgin Islands Public Finance Authority, Matching Fund Loan, Revenue Bonds Series A 6.75%, due 10/1/37	5,000,000	5,288,300
¤	Virgin Islands Public Finance Authority, Revenue Bonds
	Series C 5.00%, due 10/1/30	18,500,000	18,573,815
	Series A, Insured: AGM 5.00%, due 10/1/32	15,125,000	16,567,320
	Series C, Insured: AGM 5.00%, due 10/1/39	5,800,000	6,496,580
			65,068,495
	Utah 1.0%
	County of Utah UT, IHC Health Services, Inc., Revenue Bonds Series B 4.00%, due 5/15/47	20,000,000	21,801,200
	Herriman, Utah, Special Assessment 5.00%, due 11/1/29	425,000	439,713
			22,240,913
	Washington 0.3%
	King County Washington Public Hospital District No. 1, Limited General Obligation Series B 5.25%, due 12/1/37	6,000,000	6,435,180

	Wisconsin 1.4%
	State of Wisconsin, Unlimited General Obligation Series A 5.00%, due 5/1/35	8,770,000	10,849,455
	Wisconsin Center District, Junior Dedicated, Revenue Bonds
	Series A 5.00%, due 12/15/31	3,665,000	4,213,614
	Series A 5.00%, due 12/15/32	2,850,000	3,267,553
	Wisconsin State Health & Educational Facilities Authority, Medical College of Wisconsin, Revenue Bonds 5.00%, due 12/1/41	10,300,000	12,553,846
			30,884,468
	Wyoming 0.1%
	West Park Hospital District, Revenue Bonds Series A 6.375%, due 6/1/26	1,000,000	1,182,840

	Total Investments (Cost $2,095,369,256) (d)	98.2%	2,213,584,005
	Other Assets, Less Liabilities	1.8	40,365,639
	Net Assets	100.0%	$2,253,949,644

¤	Among the Fund's 10 largest issuers held, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
(a)	Interest on these securities was subject to alternative minimum tax.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of July 31, 2016.
(d)	As of July 31, 2016, cost was $2,095,664,928 for federal income tax purposes and net unrealized appreciation was as follows:

Gross unrealized appreciation	$121,907,618
Gross unrealized depreciation	(3,988,541)
Net unrealized appreciation	$117,919,077

As of July 31, 2016, the Fund held the following futures contracts[1]:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
10-Year United States Treasury Note	(2,105)	September 2016	$(280,063,672)	$(6,572,458)
			$(280,063,672)	$(6,572,458)

1.	As of July 31, 2016, cash in the amount of $2,841,750 was on deposit with a broker for futures transactions.

2.	Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

The following abbreviations are used in the preceding pages:
AGC	—Assured Guaranty Corp.
AGM	—Assured Guaranty Municipal Corp.
AMBAC	—Ambac Assurance Corp.
BAM	—Build America Mutual Assurance Co.
NATL-RE	—National Public Finance Guarantee Corp.
Q-SBLF	—Qualified School Board Loan Fund

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Municipal Bonds	$—	$2,213,584,005	$—	$2,213,584,005
Total Investments in Securities	$—	$2,213,584,005	$—	$2,213,584,005

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments
Futures Contracts Short(b)	$(6,572,458)	$—	$—	$(6,572,458)
Total Other Financial Instruments	$(6,572,458)	$—	$—	$(6,572,458)

(a) For a complete listing of investments and their industries, see the Portfolio of Investments.

(b) The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, the Fund did not hold any investments with significant unobservable inputs (Level 3).

MainStay Unconstrained Bond Fund
Portfolio of Investments July 31, 2016 (Unaudited)

		Principal Amount		Value
	Long-Term Bonds 94.4%†
	Asset-Backed Securities 0.3%
	Home Equity 0.2%
	Carrington Mortgage Loan Trust Series 2006-NC4, Class A5 0.513%, due 10/25/36 (a)		$205,639	$199,916
	Citigroup Mortgage Loan Trust Series 2007-AHL2, Class A3A 0.523%, due 5/25/37 (a)		147,297	105,098
	First NLC Trust Series 2007-1, Class A1 0.523%, due 8/25/37 (a)(b)		381,072	213,854
	GSAA Home Equity Trust Series 2006-14, Class A1 0.503%, due 9/25/36 (a)		795,969	400,523
	Home Equity Loan Trust Series 2007-FRE1, Class 2AV1 0.583%, due 4/25/37 (a)		76,112	74,141
	HSI Asset Securitization Corp. Trust Series 2007-NC1, Class A1 0.553%, due 4/25/37 (a)		3,650	2,605
	JPMorgan Mortgage Acquisition Trust Series 2007-HE1, Class AF1 0.553%, due 3/25/47 (a)		146,806	76,896
	MASTR Asset Backed Securities Trust Series 2006-HE4, Class A1 0.503%, due 11/25/36 (a)		99,901	45,576
	Morgan Stanley ABS Capital I, Inc.
	Series 2006-HE6, Class A2B 0.553%, due 9/25/36 (a)		351,954	167,943
	Series 2006-HE8, Class A2B 0.553%, due 10/25/36 (a)		180,836	99,701
	Series 2007-HE4, Class A2A 0.563%, due 2/25/37 (a)		95,000	43,666
	Series 2007-NC2, Class A2FP 0.603%, due 2/25/37 (a)		360,294	210,747
	Renaissance Home Equity Loan Trust Series 2007-2, Class AF1 5.893%, due 6/25/37 (c)		895,079	437,268
	Securitized Asset Backed Receivables LLC Trust Series 2007-BR4, Class A2A 0.543%, due 5/25/37 (a)		426,366	254,142
	Soundview Home Equity Loan Trust
	Series 2007-OPT1, Class 2A1 0.533%, due 6/25/37 (a)		370,429	235,101
	Series 2006-EQ2, Class A2 0.563%, due 1/25/37 (a)		231,846	162,649
	Specialty Underwriting & Residential Finance Trust Series 2006-BC4, Class A2B 0.563%, due 9/25/37 (a)		946,252	462,622
				3,192,448
	Student Loans 0.1%
	KeyCorp Student Loan Trust Series 2000-A, Class A2 0.949%, due 5/25/29 (a)		922,231	890,571

	Total Asset-Backed Securities (Cost $5,404,330)			4,083,019

	Convertible Bond 0.1%
	Transportation 0.1%
	Hornbeck Offshore Services, Inc. 1.50%, due 9/1/19		1,900,000	1,122,188

	Total Convertible Bond (Cost $2,079,837)			1,122,188

	Corporate Bonds 76.9%
	Advertising 0.2%
	Lamar Media Corp. 5.375%, due 1/15/24		2,695,000	2,829,750

	Aerospace & Defense 1.5%
	KLX, Inc. 5.875%, due 12/1/22 (b)		8,935,000	9,046,687
	Moog, Inc. 5.25%, due 12/1/22 (b)		5,505,000	5,670,150
	Orbital ATK, Inc.
	5.25%, due 10/1/21		2,250,000	2,345,625
	5.50%, due 10/1/23		4,045,000	4,287,700
	TransDigm, Inc. 7.50%, due 7/15/21		40,000	42,300
				21,392,462
	Airlines 1.5%
	Continental Airlines, Inc.
	Series 2007-1, Class A 5.983%, due 10/19/23		3,004,488	3,425,116
	Series 2003-ERJ1 7.875%, due 1/2/20		148,727	154,676
	Series 2005-ERJ1 9.798%, due 10/1/22		427,785	474,841
	Delta Air Lines, Inc. Series 2011-1 Class A Pass Through Trust 5.30%, due 10/15/20		909,237	972,883
	U.S. Airways Group, Inc.
	Class A Series 2012-1, Pass Through Trust 5.90%, due 4/1/26		2,311,195	2,669,430
	Class A Series 2010-1 Pass Through Trust 6.25%, due 10/22/24		6,941,354	7,878,436
	United Airlines, Inc. Series 2014-2, Class B, Pass Through Trust 4.625%, due 3/3/24		5,881,604	5,896,308
				21,471,690
	Auto Manufacturers 1.3%
	Ford Holdings LLC 9.30%, due 3/1/30		93,000	133,686
	Ford Motor Co.
	7.45%, due 7/16/31		39,000	53,599
	8.90%, due 1/15/32		3,009,000	4,164,285
	Ford Motor Credit Co. LLC 8.00%, due 12/15/16		22,000	22,558
	General Motors Financial Co., Inc. 3.45%, due 4/10/22		8,590,000	8,762,925
	Navistar International Corp. 8.25%, due 11/1/21		9,049,000	6,696,260
				19,833,313
	Auto Parts & Equipment 2.5%
	Dana Holding Corp. 5.375%, due 9/15/21		8,575,000	8,912,598
	Goodyear Tire & Rubber Co. (The)
	5.00%, due 5/31/26 (d)		2,000,000	2,107,500
	7.00%, due 5/15/22		1,000,000	1,073,750
	MPG Holdco I, Inc. 7.375%, due 10/15/22		8,575,000	8,789,375
	Schaeffler Finance B.V. 4.75%, due 5/15/23 (b)		6,490,000	6,733,375
	ZF North America Capital, Inc. 4.50%, due 4/29/22 (b)		9,440,000	9,794,000
				37,410,598
	Banks 8.2%
¤	Bank of America Corp.
	3.30%, due 1/11/23		510,000	531,509
	4.25%, due 10/22/26		7,260,000	7,651,321
	5.125%, due 12/29/49 (a)		4,990,000	4,877,725
	5.625%, due 7/1/20		1,720,000	1,950,449
	6.11%, due 1/29/37		2,807,000	3,456,472
	6.30%, due 12/29/49 (a)		3,570,000	3,890,183
	7.625%, due 6/1/19		420,000	486,285
	8.57%, due 11/15/24		1,645,000	2,139,095
	Bank of New York Mellon Corp. (The) 4.625%, due 12/29/49 (a)		3,850,000	3,840,375
	Barclays Bank PLC 5.14%, due 10/14/20		8,037,000	8,666,104
	Capital One Financial Corp. 5.55%, due 12/29/49 (a)		7,975,000	8,088,644
	CIT Group, Inc. 5.00%, due 8/1/23		2,000,000	2,105,000
¤	Citigroup, Inc. 6.30%, due 12/29/49 (a)		10,800,000	11,070,000
	Citizens Financial Group, Inc. 4.15%, due 9/28/22 (b)		2,270,000	2,371,955
	Goldman Sachs Group, Inc. (The) 3.625%, due 1/22/23		7,257,000	7,694,300
	JPMorgan Chase & Co. 6.125%, due 12/29/49 (a)		7,595,000	8,088,675
¤	Morgan Stanley
	4.875%, due 11/1/22		4,287,000	4,733,187
	5.00%, due 11/24/25		2,465,000	2,739,628
	5.45%, due 7/29/49 (a)(d)		11,425,000	11,225,063
	Royal Bank of Scotland Group PLC 5.125%, due 5/28/24		8,746,000	8,776,112
¤	Wells Fargo & Co.
	4.65%, due 11/4/44		825,000	899,097
	5.606%, due 1/15/44		5,375,000	6,680,620
	5.90%, due 12/29/49 (a)		5,835,000	6,221,569
	Wells Fargo Capital X 5.95%, due 12/1/86		1,490,000	1,635,275
				119,818,643
	Building Materials 1.3%
	Masco Corp. 7.125%, due 3/15/20		2,250,000	2,615,625
	Standard Industries, Inc. 5.375%, due 11/15/24 (b)		8,400,000	8,809,500
	USG Corp. 5.875%, due 11/1/21 (b)		6,755,000	7,092,750
				18,517,875
	Chemicals 1.5%
	Ashland, Inc. 4.75%, due 8/15/22		2,970,000	3,081,375
	Dow Chemical Co. (The) 8.55%, due 5/15/19		693,000	825,238
	Hexion, Inc.
	6.625%, due 4/15/20 (d)		2,385,000	2,015,325
	8.875%, due 2/1/18		2,283,000	2,037,578
	Huntsman International LLC
	5.125%, due 4/15/21	EUR	3,275,000	3,851,920
	5.125%, due 11/15/22		$3,500,000	3,552,500
	WR Grace & Co. 5.125%, due 10/1/21 (b)		6,410,000	6,778,575
				22,142,511
	Commercial Services 1.1%
	Hertz Corp. (The) 6.25%, due 10/15/22		3,865,000	4,058,250
	Service Corporation International 5.375%, due 1/15/22		1,835,000	1,926,750
	United Rentals North America, Inc.
	4.625%, due 7/15/23		4,710,000	4,804,200
	5.75%, due 11/15/24		1,750,000	1,815,625
	6.125%, due 6/15/23		3,259,000	3,411,766
				16,016,591
	Computers 0.6%
	NCR Corp.
	5.00%, due 7/15/22		5,215,000	5,228,037
	6.375%, due 12/15/23		3,350,000	3,467,250
				8,695,287
	Electric 2.6%
	Calpine Corp. 5.75%, due 1/15/25		4,760,000	4,754,050
¤	FirstEnergy Transmission LLC 5.45%, due 7/15/44 (b)		10,815,000	12,312,250
	Great Plains Energy, Inc.
	4.85%, due 6/1/21		5,200,000	5,717,015
	5.292%, due 6/15/22 (c)		663,000	744,079
	IPALCO Enterprises, Inc. 3.45%, due 7/15/20		8,560,000	8,795,400
	WEC Energy Group, Inc. 6.25%, due 5/15/67 (a)		7,793,280	6,502,518
				38,825,312
	Engineering & Construction 0.5%
	SBA Communications Corp. 4.875%, due 7/15/22		6,561,000	6,725,025

	Entertainment 1.3%
	Isle of Capri Casinos, Inc.
	5.875%, due 3/15/21		485,000	505,613
	8.875%, due 6/15/20 (d)		5,815,000	6,091,212
	Mohegan Tribal Gaming Authority 9.75%, due 9/1/21		5,102,000	5,491,028
	Scientific Games International, Inc.
	7.00%, due 1/1/22 (b)		1,010,000	1,050,400
	10.00%, due 12/1/22		6,635,000	5,896,856
				19,035,109
	Finance - Auto Loans 0.5%
	Ally Financial, Inc. 8.00%, due 11/1/31		5,610,000	6,830,175

	Finance - Commercial 0.4%
	CIT Group, Inc. 6.625%, due 4/1/18 (b)		5,100,000	5,418,750

	Finance - Consumer Loans 1.4%
	Navient Corp.
	5.00%, due 10/26/20		3,210,000	3,129,750
	8.00%, due 3/25/20		1,846,000	1,970,605
	OneMain Financial Holdings LLC 7.25%, due 12/15/21 (b)		8,015,000	8,015,000
	Springleaf Finance Corp.
	6.00%, due 6/1/20		3,100,000	3,007,000
	7.75%, due 10/1/21		4,850,000	4,813,625
				20,935,980
	Finance - Credit Card 0.2%
	Capital One Bank USA N.A. 3.375%, due 2/15/23		3,000,000	3,093,681

	Finance - Investment Banker/Broker 0.1%
	Jefferies Group LLC
	5.125%, due 1/20/23		813,000	863,413
	6.45%, due 6/8/27		1,100,000	1,228,860
				2,092,273
	Food 1.6%
	Kerry Group Financial Services 3.20%, due 4/9/23 (b)		4,595,000	4,610,844
	Premier Foods Finance PLC 6.50%, due 3/15/21 (b)	GBP	4,500,000	6,041,879
	TreeHouse Foods, Inc. 4.875%, due 3/15/22 (d)		$6,125,000	6,330,187
	Tyson Foods, Inc. 3.95%, due 8/15/24		5,450,000	5,939,323
				22,922,233
	Forest Products & Paper 0.4%
	Domtar Corp. 10.75%, due 6/1/17		308,000	330,409
	Georgia-Pacific LLC 8.00%, due 1/15/24		2,945,000	3,954,081
	International Paper Co. 7.30%, due 11/15/39		693,000	938,651
				5,223,141
	Gas 0.2%
	AmeriGas Partners, L.P. / AmeriGas Finance Corp. 5.625%, due 5/20/24		2,708,000	2,802,780

	Health Care - Products 0.7%
	Hologic, Inc. 5.25%, due 7/15/22 (b)		8,195,000	8,686,700
	Zimmer Biomet Holdings, Inc. 2.70%, due 4/1/20		1,895,000	1,934,984
				10,621,684
	Health Care - Services 2.4%
	CHS / Community Health Systems, Inc. 6.875%, due 2/1/22		8,985,000	7,727,100
	DaVita HealthCare Partners, Inc.
	5.125%, due 7/15/24 (d)		1,925,000	1,987,158
	5.75%, due 8/15/22 (d)		5,825,000	6,152,657
	Fresenius Medical Care U.S. Finance II, Inc. 6.50%, due 9/15/18 (b)		2,500,000	2,726,500
	HCA, Inc. 5.00%, due 3/15/24		8,645,000	9,077,250
	MPH Acquisition Holdings LLC 7.125%, due 6/1/24 (b)		790,000	842,831
	Tenet Healthcare Corp. 4.153%, due 6/15/20 (a)		6,250,000	6,203,125
				34,716,621
	Holding Company - Diversified 0.4%
	Stena AB 7.00%, due 2/1/24 (b)		8,000,000	6,295,040

	Home Builders 5.7%
	Beazer Homes USA, Inc. 5.75%, due 6/15/19		3,206,000	3,129,858
	CalAtlantic Group, Inc.
	6.25%, due 12/15/21		2,875,000	3,119,375
	8.375%, due 1/15/21		4,560,000	5,387,640
	D.R. Horton, Inc.
	3.75%, due 3/1/19		2,750,000	2,825,625
	5.75%, due 8/15/23		4,250,000	4,738,750
	K. Hovnanian Enterprises, Inc.
	7.00%, due 1/15/19 (b)		3,100,000	2,170,000
	7.25%, due 10/15/20 (b)		6,035,000	5,506,937
	KB Home
	7.25%, due 6/15/18		3,300,000	3,551,625
	8.00%, due 3/15/20		2,250,000	2,486,250
¤	Lennar Corp.
	4.50%, due 6/15/19		5,800,000	6,075,500
	4.50%, due 11/15/19		4,740,000	4,982,925
	MDC Holdings, Inc.
	5.50%, due 1/15/24		7,025,000	7,218,187
	5.625%, due 2/1/20		1,608,000	1,728,600
	Meritage Homes Corp. 7.00%, due 4/1/22		7,800,000	8,560,500
	Shea Homes, L.P. / Shea Homes Funding Corp. 5.875%, due 4/1/23 (b)		8,770,000	8,901,550
	Toll Brothers Finance Corp. 5.875%, due 2/15/22		5,750,000	6,253,125
	TRI Pointe Group, Inc. / TRI Pointe Homes, Inc. 5.875%, due 6/15/24		6,950,000	7,158,500
				83,794,947
	Household Products & Wares 0.4%
	Spectrum Brands, Inc. 5.75%, due 7/15/25		5,085,000	5,504,513

	Insurance 4.8%
	Allstate Corp. (The) 6.50%, due 5/15/67 (a)		8,525,000	9,462,750
	Chubb Corp. (The) 6.375%, due 3/29/67 (a)		9,873,000	8,888,662
	Genworth Holdings, Inc.
	4.90%, due 8/15/23		4,475,000	3,322,688
	6.15%, due 11/15/66 (a)		7,233,000	2,314,560
	7.20%, due 2/15/21		1,145,000	966,815
	Liberty Mutual Group, Inc.
	6.50%, due 3/15/35 (b)		870,000	1,101,425
	7.80%, due 3/7/87 (b)		7,453,000	8,291,463
	10.75%, due 6/15/88 (a)(b)		938,000	1,378,860
	Lincoln National Corp. 2.985%, due 5/17/66 (a)		3,537,000	2,551,061
	Oil Insurance, Ltd. 3.613%, due 12/29/49 (a)(b)		8,452,000	6,592,560
	Pacific Life Insurance Co. 7.90%, due 12/30/23 (b)		1,150,000	1,451,343
	Progressive Corp. (The) 6.70%, due 6/15/67 (a)		612,000	569,160
	Protective Life Corp. 8.45%, due 10/15/39		3,621,000	5,159,816
	Provident Cos., Inc. 7.25%, due 3/15/28		5,460,000	6,812,300
	Validus Holdings, Ltd. 8.875%, due 1/26/40		5,383,000	7,498,422
	Voya Financial, Inc. 3.65%, due 6/15/26		1,240,000	1,256,225
	XLIT, Ltd. 6.50%, due 10/29/49 (a)		4,116,000	2,840,040
				70,458,150
	Internet 0.5%
	Priceline Group, Inc. (The) 3.60%, due 6/1/26		6,700,000	7,027,087

	Investment Management/Advisory Services 0.6%
	Scottish Widows PLC Series Reg S 5.50%, due 6/16/23	GBP	6,500,000	9,361,235

	Iron & Steel 1.8%
	AK Steel Corp. 7.625%, due 10/1/21		$9,410,000	9,033,600
	ArcelorMittal 7.25%, due 2/25/22		5,425,000	5,940,375
	Cliffs Natural Resources, Inc. 5.90%, due 3/15/20		1,140,000	934,800
	Steel Dynamics, Inc. 5.25%, due 4/15/23		7,666,000	8,030,135
	United States Steel Corp. 7.375%, due 4/1/20		1,899,000	1,899,000
				25,837,910
	Leisure Time 0.7%
	NCL Corp., Ltd. 5.25%, due 11/15/19 (b)		3,400,000	3,476,500
	Royal Caribbean Cruises, Ltd. 7.25%, due 3/15/18		6,115,000	6,573,625
				10,050,125
	Lodging 1.5%
	MGM Resorts International 6.00%, due 3/15/23 (d)		7,600,000	8,222,288
	Starwood Hotels & Resorts Worldwide, Inc.
	6.75%, due 5/15/18		946,000	1,030,559
	7.15%, due 12/1/19		2,341,000	2,714,106
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
	5.375%, due 3/15/22		6,130,000	6,294,744
	5.50%, due 3/1/25 (b)		3,600,000	3,618,000
				21,879,697
	Machinery - Construction & Mining 0.3%
	Terex Corp. 6.50%, due 4/1/20		5,000,000	5,087,500

	Machinery - Diversified 0.6%
	Zebra Technologies Corp. 7.25%, due 10/15/22		8,520,000	9,095,100

	Media 2.7%
	Clear Channel Worldwide Holdings, Inc.
	Series B 6.50%, due 11/15/22		7,405,000	7,664,175
	7.625%, due 3/15/20 (d)		2,500,000	2,475,000
	Cox Communications, Inc. 6.95%, due 6/1/38 (b)		2,241,000	2,514,882
	DISH DBS Corp.
	4.25%, due 4/1/18		3,350,000	3,437,938
	6.75%, due 6/1/21		4,265,000	4,531,562
	iHeartCommunications, Inc.
	9.00%, due 12/15/19		2,100,000	1,689,828
	9.00%, due 3/1/21		8,845,000	6,633,750
	Sirius XM Radio, Inc. 5.375%, due 7/15/26 (b)		4,230,000	4,311,977
	Time Warner Entertainment Co., L.P. 8.375%, due 3/15/23		1,087,000	1,423,381
	Virgin Media Secured Finance PLC 5.50%, due 1/15/25 (b)		5,000,000	5,075,000
				39,757,493
	Mining 0.5%
	Aleris International, Inc. 7.875%, due 11/1/20		4,857,000	4,493,696
	FMG Resources (August 2006) Pty, Ltd. 9.75%, due 3/1/22 (b)		2,940,000	3,292,800
				7,786,496
	Miscellaneous - Manufacturing 1.3%
	Amsted Industries, Inc. 5.00%, due 3/15/22 (b)		7,860,000	7,938,600
	Gates Global LLC / Gates Global Co. 6.00%, due 7/15/22 (b)		4,585,000	4,172,350
	Textron Financial Corp. 6.00%, due 2/15/67 (a)(b)		11,250,000	7,115,625
				19,226,575
	Oil & Gas 5.0%
	Anadarko Petroleum Corp. (zero coupon), due 10/10/36		19,735,000	7,474,868
	CITGO Petroleum Corp. 6.25%, due 8/15/22 (b)		9,000,000	8,685,000
	Denbury Resources, Inc.
	4.625%, due 7/15/23		3,635,000	2,253,700
	6.375%, due 8/15/21		6,630,000	4,408,950
	Hilcorp Energy I, L.P. / Hilcorp Finance Co. 5.00%, due 12/1/24 (b)		6,710,000	6,240,300
	Murphy Oil USA, Inc. 6.00%, due 8/15/23		8,818,000	9,280,945
	Precision Drilling Corp.
	6.50%, due 12/15/21 (d)		1,127,000	1,025,570
	6.625%, due 11/15/20		2,417,000	2,235,483
	QEP Resources, Inc. 5.375%, due 10/1/22		3,350,000	3,199,250
	Sanchez Energy Corp. 6.125%, due 1/15/23		9,620,000	6,469,450
	SM Energy Co.
	5.00%, due 1/15/24		1,970,000	1,576,000
	6.125%, due 11/15/22		5,385,000	4,563,788
	Sunoco, L.P. / Sunoco Finance Corp. 6.375%, due 4/1/23 (b)		4,685,000	4,766,988
¤	Tesoro Corp. 5.125%, due 4/1/24		11,050,000	11,174,312
				73,354,604
	Oil & Gas Services 0.6%
	CGG S.A. 6.50%, due 6/1/21		6,150,000	2,767,500
	PHI, Inc. 5.25%, due 3/15/19 (d)		4,800,000	4,416,000
	Weatherford International, Ltd. 6.75%, due 9/15/40		2,195,000	1,580,400
				8,763,900
	Packaging & Containers 3.7%
	Albea Beauty Holdings S.A. 8.375%, due 11/1/19 (b)		4,720,000	4,967,800
	Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
	4.625%, due 5/15/23 (b)		4,250,000	4,276,562
	6.75%, due 1/31/21 (b)		3,240,000	3,333,312
	7.00%, due 11/15/20 (b)		652,941	656,206
	Crown European Holdings S.A. 4.00%, due 7/15/22 (b)	EUR	7,700,000	9,361,857
	Kloeckner Pentaplast of America, Inc. 7.125%, due 11/1/20 (b)		3,175,000	3,744,882
	MeadWestvaco Corp. 7.375%, due 9/1/19		$1,800,000	2,079,743
	Novelis, Inc. 8.75%, due 12/15/20		4,653,000	4,850,752
	Owens-Brockway Glass Container, Inc. 5.00%, due 1/15/22 (b)		5,555,000	5,804,975
	Reynolds Group Issuer, Inc.
	5.125%, due 7/15/23 (b)		3,725,000	3,841,406
	5.75%, due 10/15/20		925,000	955,063
	9.875%, due 8/15/19		1,183,000	1,215,533
	Sealed Air Corp.
	4.875%, due 12/1/22 (b)		5,070,000	5,329,837
	5.50%, due 9/15/25 (b)		3,315,000	3,538,763
				53,956,691
	Pharmaceuticals 0.9%
	Endo Ltd. / Endo Finance LLC / Endo Finco, Inc. 6.00%, due 7/15/23 (b)		3,865,000	3,369,816
	Pfizer, Inc. 1.20%, due 6/1/18		9,540,000	9,575,918
				12,945,734
	Pipelines 1.6%
	Holly Energy Partners, L.P. / Holly Energy Finance Corp. 6.50%, due 3/1/20		3,875,000	3,971,875
	Kinder Morgan, Inc.
	5.625%, due 11/15/23 (b)		2,449,000	2,677,695
	7.75%, due 1/15/32		2,035,000	2,378,404
	Plains All American Pipeline, L.P. / PAA Finance Corp. 4.70%, due 6/15/44		4,150,000	3,684,773
	Targa Resources Partners, L.P. / Targa Resources Partners Finance Corp. 5.25%, due 5/1/23		3,725,000	3,641,187
	Tesoro Logistics, L.P. / Tesoro Logistics Finance Corp.
	5.875%, due 10/1/20		3,810,000	3,905,250
	6.125%, due 10/15/21		3,500,000	3,640,350
				23,899,534
	Private Equity 0.5%
	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corp. 6.00%, due 8/1/20		6,880,000	6,862,800

	Real Estate Investment Trusts 1.2%
	Crown Castle International Corp. 5.25%, due 1/15/23		2,625,000	3,004,733
	GEO Group Inc. (The) 6.00%, due 4/15/26		4,690,000	4,813,112
	Host Hotels & Resorts, L.P. 3.75%, due 10/15/23		472,000	481,661
	Iron Mountain Europe PLC 6.125%, due 9/15/22 (b)	GBP	3,475,000	4,776,049
	Iron Mountain, Inc. 5.75%, due 8/15/24		$4,125,000	4,237,159
	Ventas Realty, L.P. / Ventas Capital Corp. 2.70%, due 4/1/20		1,000	1,027
				17,313,741
	Retail 3.1%
	AmeriGas Finance LLC / AmeriGas Finance Corp. 7.00%, due 5/20/22		5,200,000	5,479,500
	Brinker International, Inc. 2.60%, due 5/15/18		1,875,000	1,899,133
	CVS Pass-Through Trust 5.789%, due 1/10/26 (b)(e)		63,283	70,793
	Dollar Tree, Inc. 5.75%, due 3/1/23		9,670,000	10,443,600
	Macy's Retail Holdings, Inc. 3.875%, due 1/15/22		1,925,000	1,999,340
	QVC, Inc. 4.85%, due 4/1/24		6,500,000	6,757,829
	Signet UK Finance PLC 4.70%, due 6/15/24		10,160,000	10,210,444
	Suburban Propane Partners, L.P. / Suburban Energy Finance Corp. 5.50%, due 6/1/24		8,550,000	8,571,375
				45,432,014
	Semiconductors 1.5%
	Freescale Semiconductor, Inc. 6.00%, due 1/15/22 (b)		3,159,000	3,335,904
	NXP B.V. / NXP Funding LLC
	4.125%, due 6/1/21 (b)		6,300,000	6,489,000
	4.625%, due 6/15/22 (b)		2,960,000	3,041,400
	Sensata Technologies B.V. 5.00%, due 10/1/25 (b)		8,700,000	8,917,500
				21,783,804
	Software 0.3%
	First Data Corp.
	5.375%, due 8/15/23 (b)		1,785,000	1,831,856
	6.75%, due 11/1/20 (b)		2,275,000	2,371,688
	7.00%, due 12/1/23 (b)		755,000	776,706
				4,980,250
	Special Purpose Entity 0.1%
	Peachtree Corners Funding Trust 3.976%, due 2/15/25 (b)		1,690,000	1,716,376

	Telecommunications 3.7%
	CenturyLink, Inc. 5.80%, due 3/15/22 (d)		8,000,000	8,180,000
	CommScope Holding Co., Inc. 6.625% (6.625% Cash or 7.375% PIK), due 6/1/20 (b)(f)		1,918,000	1,987,048
	CommScope, Inc. 5.00%, due 6/15/21 (b)		4,295,000	4,450,694
	Hughes Satellite Systems Corp.
	6.50%, due 6/15/19		2,250,000	2,444,062
	7.625%, due 6/15/21		3,070,000	3,284,900
	Inmarsat Finance PLC 4.875%, due 5/15/22 (b)		6,090,000	5,662,482
	Sprint Capital Corp. 8.75%, due 3/15/32		1,060,000	988,450
	Sprint Communications, Inc. 7.00%, due 8/15/20		1,800,000	1,709,640
	Sprint Corp.
	7.25%, due 9/15/21		4,000,000	3,732,520
	7.875%, due 9/15/23		1,650,000	1,506,664
	T-Mobile USA, Inc.
	6.00%, due 3/1/23		3,000,000	3,171,720
	6.125%, due 1/15/22		4,525,000	4,765,391
	Telefonica Emisiones SAU 5.462%, due 2/16/21		1,000	1,149
	Verizon Communications, Inc. 5.15%, due 9/15/23		3,573,000	4,188,646
	ViaSat, Inc. 6.875%, due 6/15/20 (d)		7,340,000	7,579,284
				53,652,650
	Transportation 0.9%
	Hapag-Lloyd A.G. 9.75%, due 10/15/17 (b)		992,000	989,520
	Hornbeck Offshore Services, Inc.
	5.00%, due 3/1/21		1,620,000	1,016,550
	5.875%, due 4/1/20		1,748,000	1,149,310
	XPO Logistics, Inc. 6.50%, due 6/15/22 (b)		9,725,000	9,627,750
				12,783,130
	Total Corporate Bonds (Cost $1,152,228,284)			1,125,978,580

	Foreign Bonds 0.3%
	Belgium 0.2%
	Belfius Financing Co. 1.288%, due 2/9/17 (a)	GBP	2,000,000	2,633,665

	United Kingdom 0.1%
	Barclays Bank PLC Series Reg S 10.00%, due 5/21/21		449,000	773,604
	Rexam PLC 6.75%, due 6/29/67 (a)	EUR	978,000	1,093,448
				1,867,052
	Total Foreign Bonds (Cost $5,303,817)			4,500,717

	Loan Assignments 16.7% (g)
	Advertising 1.7%
	Outfront Media Capital LLC Term Loan B 3.00%, due 2/1/21		$8,475,625	8,457,971
¤	USAGM HoldCo LLC
	2015 Term Loan 4.75%, due 7/28/22		8,706,250	8,521,242
	2015 2nd Lien Term Loan 9.50%, due 7/28/23		8,750,000	8,465,625
				25,444,838
	Auto Manufacturers 0.3%
	Navistar International Corp. Term Loan B 6.50%, due 8/7/20		4,470,019	4,207,405

	Auto Parts & Equipment 1.3%
	Allison Transmission, Inc. New Term Loan B3 3.50%, due 8/23/19		7,302,750	7,306,073
	MPG Holdco I, Inc. 2015 Term Loan B 3.75%, due 10/20/21		1,055,246	1,053,268
¤	TI Group Automotive Systems LLC 2015 USD Term Loan 4.50%, due 6/30/22		10,991,938	11,005,677
				19,365,018
	Building Materials 0.8%
¤	Quikrete Holdings, Inc. 1st Lien Term Loan 4.00%, due 9/28/20		11,686,979	11,706,461

	Chemicals 0.3%
	Axalta Coating Systems U.S. Holdings, Inc. USD Term Loan 3.75%, due 2/1/20		4,240,228	4,249,506

	Commercial Services 1.6%
	Allied Security Holdings LLC New 2nd Lien Term Loan 8.00%, due 8/13/21		5,808,219	5,799,147
	KAR Auction Services, Inc. Term Loan B2 3.94%, due 3/11/21		8,756,727	8,767,673
	Neff Rental LLC 2nd Lien Term Loan 7.25%, due 6/9/21		8,810,928	8,634,710
				23,201,530
	Containers, Packaging & Glass 0.5%
	Milacron LLC Term Loan B 4.25%, due 9/28/20		6,602,740	6,635,753

	Electric 0.1%
	Calpine Corp. Term Loan B5 3.50%, due 5/27/22		1,980,000	1,972,266

	Entertainment 0.8%
	Mohegan Tribal Gaming Authority New Term Loan B 5.50%, due 6/15/18		2,842,229	2,835,124
	Scientific Games International, Inc. 2014 Term Loan B1 6.00%, due 10/18/20		9,018,750	9,007,476
				11,842,600
	Environmental Controls 0.0%‡
	Filtration Group Corp. 2nd Lien Term Loan 8.25%, due 11/21/21		505,319	497,319

	Food Services 0.3%
	Aramark Services, Inc. USD Term Loan F 3.25%, due 2/24/21		4,894,850	4,904,027

	Health Care - Products 0.6%
	Ortho-Clinical Diagnostics, Inc. Term Loan B 4.75%, due 6/30/21		7,366,928	7,123,820
	Sterigenics-Nordion Holdings LLC 2015 Term Loan B 4.25%, due 5/15/22		992,500	988,778
				8,112,598
	Health Care - Services 1.0%
	AmSurg Corp. 1st Lien Term Loan B 3.50%, due 7/16/21		6,898,058	6,898,921
	Community Health Systems, Inc. Term Loan G 3.75%, due 12/31/19		122,802	120,699
	DaVita HealthCare Partners, Inc. Term Loan B 3.50%, due 6/24/21		2,450,000	2,455,615
	MPH Acquisition Holdings LLC 2016 Term Loan B 5.00%, due 6/7/23		5,250,000	5,295,938
				14,771,173
	Household Products & Wares 1.2%
	KIK Custom Products, Inc. 2015 Term Loan B 6.00%, due 8/26/22		7,691,875	7,637,393
	Prestige Brands, Inc. Term Loan B3 3.50%, due 9/3/21		9,303,115	9,318,065
				16,955,458
	Iron & Steel 0.6%
	Signode Industrial Group U.S., Inc. USD Term Loan B 3.75%, due 5/1/21		8,661,109	8,617,804

	Lodging 0.8%
	Boyd Gaming Corp. Term Loan B 4.00%, due 8/14/20		1,008,681	1,011,562
	Hilton Worldwide Finance LLC USD Term Loan B2 3.50%, due 10/26/20		10,940,282	10,960,040
				11,971,602
	Machinery - Construction & Mining 0.2%
	Terex Corp. 2014 USD Term Loan 3.50%, due 8/13/21		2,554,500	2,538,534

	Machinery - Diversified 0.6%
	Husky Injection Molding Systems, Ltd. 1st Lien Term Loan 4.25%, due 6/30/21		8,861,673	8,820,528

	Media 1.0%
	Charter Communications Operating LLC Term Loan F 3.00%, due 1/4/21		8,811,158	8,806,259
	iHeartCommunications, Inc. Term Loan D 7.25%, due 1/30/19		1,928,771	1,493,592
	Virgin Media Investment Holdings, Ltd. USD Term Loan F 3.65%, due 6/30/23		4,161,125	4,139,575
				14,439,426
	Miscellaneous - Manufacturing 0.4%
	Gates Global, Inc. Term Loan B 4.25%, due 7/6/21		5,621,173	5,501,723

	Oil & Gas 0.3%
	CITGO Petroleum Corp. New Term Loan B 4.50%, due 7/29/21		4,292,109	4,249,188

	Real Estate 0.3%
	Realogy Corp. 2016 Term Loan B 3.75%, due 7/20/22		4,928,502	4,949,039

	Retail 0.3%
	Dollar Tree, Inc. Term Loan B1 3.50%, due 7/6/22		2,184,564	2,192,074
	Pilot Travel Centers LLC 2016 Term Loan B 3.25%, due 5/25/23		2,772,053	2,779,850
				4,971,924
	Software 0.3%
	First Data Corp. Extended 2021 Term Loan 4.49%, due 3/24/21		4,440,058	4,458,223

	Telecommunications 1.4%
	Intelsat Jackson Holdings S.A. Term Loan B2 3.75%, due 6/30/19		2,500,000	2,370,313
	Level 3 Financing, Inc. 2015 Term Loan B2 3.50%, due 5/31/22		9,000,000	9,031,500
	SBA Senior Finance II LLC Term Loan B1 3.25%, due 3/24/21		8,856,607	8,845,536
				20,247,349
	Total Loan Assignments (Cost $245,703,895)			244,631,292

	Mortgage-Backed Securities 0.1%
	Commercial Mortgage Loans (Collateralized Mortgage Obligations) 0.1%
	Banc of America Commercial Mortgage Trust Series 2005-J, Class 1A1 2.801%, due 11/25/35 (h)		190,725	169,303
	Bayview Commercial Asset Trust Series 2006-4A, Class A1 0.718%, due 12/25/36 (a)(b)		35,238	30,304
	Wells Fargo Mortgage Backed Securities Trust Series 2006-AR10, Class 5A2 3.079%, due 7/25/36 (h)		138,226	132,886
				332,493
	Residential Mortgages (Collateralized Mortgage Obligations) 0.0%‡
	Deutsche Alt-A Securities, Inc. Alternate Loan Trust Series 2005-5, Class 1A3 5.50%, due 11/25/35 (a)		81,403	76,992
	WaMu Mortgage Pass-Through Certificates Series 2006-AR14, Class 1A1 2.202%, due 11/25/36 (h)		139,353	123,100
				200,092
	Total Mortgage-Backed Securities (Cost $523,362)			532,585

	U.S. Government 0.0%‡
	United States Treasury Note 0.0%‡
	2.125%, due 8/15/21		70,000	73,659
	Total U.S. Government (Cost $71,159)			73,659
	Total Long-Term Bonds (Cost $1,411,314,684)			1,380,922,040

	Shares
Common Stocks 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co.	15,078	475,560

Media 0.0%‡
ION Media Networks, Inc. (e)(i)(j)(k)	22	11,779
Total Common Stocks (Cost $464,140)		487,339

	Number of Warrants
Warrants 0.0%‡
Auto Manufacturers 0.0%‡
General Motors Co. Strike Price $10.00 Expires 7/10/19 (k)	20,476	278,883

Total Warrants (Cost $322,281)		278,883

	Principal Amount
Short-Term Investment 4.8%
Repurchase Agreement 4.8%
Fixed Income Clearing Corp. 0.03%, dated 7/29/16 due 8/1/16 Proceeds at Maturity $70,775,446 (Collateralized by a United States Treasury Note with a rate of 2.625% and a maturity date of 11/15/20, with a Principal Amount of $67,390,000 and a Market Value of $72,191,538)	$70,775,269	70,775,269
Total Short-Term Investment (Cost $70,775,269)		70,775,269
Total Investments, Before Investments Sold Short (Cost $1,482,876,374) (l)	99.2%	1,452,463,531

Long-Term Bonds Sold Short (1.5)%
Corporate Bonds Sold Short (1.5%)
Household Products & Wares (0.3%)
ACCO Brands Corp. 6.75%, due 4/30/20	(3,850,000)	(4,061,750)

Oil & Gas (1.1%)
Noble Energy, Inc.
3.90%, due 11/15/24	(12,115,000)	(12,400,199)
4.15%, due 12/15/21	(3,000,000)	(3,179,976)
		(15,580,175)
Oil & Gas Services (0.1%)
Weatherford International, Ltd. 9.625%, due 3/1/19	(1,631,000)	(1,802,255)

Total Investments Sold Short (Proceeds $18,910,087)	(1.5)%	(21,444,180)
Total Investments, Net of Investments Sold Short (Cost $1,463,966,287)	97.7	1,431,019,351
Other Assets, Less Liabilities	2.3	33,691,181
Net Assets	100.0%	$1,464,710,532

¤	Among the Fund's 10 largest holdings or issuers held, as of July 31, 2016, excluding short-term investment. May be subject to change daily.
†	Percentages indicated are based on Fund net assets.
‡	Less than one-tenth of a percent.
(a)	Floating rate - Rate shown was the rate in effect as of July 31, 2016.
(b)	May be sold to institutional investors only under Rule 144A or securities offered pursuant to Section 4(a)(2) of the Securities Act of 1933, as amended.
(c)	Step coupon - Rate shown was the rate in effect as of July 31, 2016.
(d)	Security, or a portion thereof, was maintained in a segregated account at the Fund's custodian as collateral for securities Sold Short.
(e)	Fair valued security - Represents fair value as measured in good faith under procedures approved by the Board of Trustees. As of July 31, 2016, the total market value of these securities was $82,572, which represented less than one-tenth of a percent of the Fund's net assets.
(f)	PIK ("Payment-in-Kind") - issuer may pay interest or dividends with additional securities and/or in cash.
(g)	Floating Rate Loan - generally pays interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate or other short-term rates. The rate shown was the weighted average interest rate of all contracts within the floating rate loan facility as of July 31, 2016.
(h)	Collateral strip rate - A bond whose interest was based on the weighted net interest rate of the collateral. The coupon rate adjusts periodically based on a predetermined schedule. Rate shown was the rate in effect as of July 31, 2016.
(i)	Restricted security.
(j)	Illiquid security - As of July 31, 2016, the total market value of this security deemed illiquid under procedures approved by the Board of Trustees was $11,779, which represented less than one-tenth of a percent of the Fund's net assets.
(k)	Non-income producing security.
(l)	As of July 31, 2016, cost was $1,482,914,398 for federal income tax purposes and net unrealized depreciation was as follows:

Gross unrealized appreciation	$29,491,739
Gross unrealized depreciation	(59,942,606)
Net unrealized depreciation	$(30,450,867)

As of July 31, 2016, the Fund held the following foreign currency forward contracts:

Foreign Currency Sales Contracts			Contract Amount Sold		Contract Amount Purchased	Unrealized Depreciation)

Euro vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank N.A.	EUR	20,798,000	$22,975,759	$(366,109)
Pound Sterling vs. U.S. Dollar	11/1/16	JPMorgan Chase Bank N.A.	GBP	21,251,000	28,072,996	(95,994)
Net unrealized appreciation (depreciation) on foreign currency forward contracts						$(462,103)

As of July 31, 2016, the Fund held the following futures contracts1:

Type	Number of Contracts (Short)	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)[2]
2-Year United States Treasury Note	(500)	September 2016	$(109,500,000)	$(610,448)
Euro-Bund	(373)	September 2016	(69,979,149)	(2,135,692)
			$(179,479,149)	$(2,746,140)

1. As of July 31, 2016, cash in the amount of $302,500 was on deposit with a broker for futures transactions.
2. Represents the difference between the value of the contracts at the time they were opened and the value as of July 31, 2016.

As of July 31, 2016, the Fund held the following centrally cleared interest rate swap agreements[1]:

Notional Amount	Currency	Expiration Date	Payments made by Fund	Payments Received by Fund	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation / (Depreciation)
$125,000,000	USD	4/29/2017	Fixed 0.786%	3-Month USD-LIBOR	$—	$25,759	$25,759
$350,000,000	USD	5/6/2017	Fixed 0.861%	3-Month USD-LIBOR	—	(120,197)	(120,197)
$273,000,000	USD	7/8/2017	Fixed 0.877%	3-Month USD-LIBOR	—	(172,735)	(172,735)
$250,000,000	USD	10/8/2017	Fixed 0.730%	3-Month USD-LIBOR	—	299,645	299,645
$250,000,000	USD	10/16/2017	Fixed 0.695%	3-Month USD-LIBOR	—	418,385	418,385
$400,000,000	USD	2/16/2018	Fixed 0.670%	3-Month USD-LIBOR	38,766	1,206,448	1,167,682
$725,000,000	USD	7/22/2018	Fixed 0.937%	3-Month USD-LIBOR	51,596	(751,042)	(802,638)
					$90,362	$906,263	$815,901

As of July 31, 2016, the Fund held the following OTC credit default swap contract:

Reference Entity	Counterparty	Termination Date	Buy/Sell Protection[2]	Notional Amount (000)[3]	(Pay)/Receive Fixed Rate[4]	Upfront Premiums Received/(Paid)	Value	Unrealized Appreciation/ (Depreciation)[5]
Staples, Inc.
2.75%, 1/12/18	Credit Suisse First Boston	6/20/2019	Buy	$7,000	(1.00)%	$(281,797)	$(11,596)	$(293,393)

1 As of July 31, 2016, cash in the amount of $7,222,854 was on deposit with a broker for centrally cleared swap agreements.

2 Buy—Fund pays premium and buys credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Sell—Fund receives premium and sells credit protection. If a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

3 The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap contract.

4 The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.

5 Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at July 31, 2016.

The following abbreviations are used in the preceding pages:
EUR	—Euro
GBP	—British Pound Sterling

The following is a summary of the fair valuations according to the inputs used as of July 31, 2016, for valuing the Fund's assets and liabilities. Asset Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities (a)
Long-Term Bonds
Asset-Backed Securities	$—	$4,083,019	$—	$4,083,019
Convertible Bond	—	1,122,188	—	1,122,188
Corporate Bonds	—	1,125,978,580	—	1,125,978,580
Foreign Bonds	—	4,500,717	—	4,500,717
Loan Assignments (b)	—	241,103,980	3,527,312	244,631,292
Mortgage-Backed Securities	—	532,585	—	532,585
U.S. Government	—	73,659	—	73,659
Total Long-Term Bonds	—	1,377,394,728	3,527,312	1,380,922,040
Common Stocks (c)	475,560	—	11,779	487,339
Warrants	278,883	—	—	278,883
Short-Term Investment
Repurchase Agreement	—	70,775,269	—	70,775,269
Total Investments in Securities	754,443	1,448,169,997	3,539,091	1,452,463,531
Other Financial Instruments
Interest Rate Swap Contracts (d)	—	1,911,471	—	1,911,471
Total Investments in Securities and Other Financial Instruments	$754,443	$1,450,081,468	$3,539,091	$1,454,375,002

Liability Valuation Inputs

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Securities Sold Short (a)
Long-Term Bonds Sold Short
Corporate Bonds Sold Short	$—	$(21,444,180)	$—	$(21,444,180)
Total Long-Term Bonds Sold Short	—	(21,444,180)	—	(21,444,180)
Total Investments in Securities Sold Short	—	(21,444,180)	—	(21,444,180)
Other Financial Instruments
Credit Default Swap Contracts (d)	—	(293,393)	—	(293,393)
Foreign Currency Forward Contract (d)	—	(462,103)	—	(462,103)
Futures Contracts Short (d)	(2,746,140)	—	—	(2,746,140)
Interest Rate Swap Contracts (d)	—	(1,095,570)	—	(1,095,570)
Total Other Financial Instruments	(2,746,140)	(1,851,066)	—	(4,597,206)
Total Investments in Securities Sold Short and Other Financial Instruments	$(2,746,140)	$(23,295,246)	$—	$(26,041,386)

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.

(b)	The Level 3 securities valued at $988,778, and $2,538,534 are held in Health Care - Products and Machinery - Construction & Mining, respectively, within the Loan Assignments section of the Portfolio of Investments.

(c)	The Level 3 security valued at $11,779 is held in Media within the Common Stocks section of the Portfolio of Investments.

(d)	The value listed for these securities reflects unrealized appreciation (depreciation) as shown on the Portfolio of Investments.

The Fund recognizes transfers between the levels as of the beginning of the period.

For the period ended July 31, 2016, the Fund did not have any transfers between Level 1 and Level 2 fair value measurements.

As of July 31, 2016, securities with a market value of $2,566,922 transferred from Level 2 to Level 3. The transfer occurred as a result of utilizing significant unobservable inputs. As of October 31, 2015, the fair value obtained for these Loan Assignments, from an independent pricing service, utilized significant observable inputs.

As of July 31, 2016, a security with a market value of $7,985,661 transferred from Level 3 to Level 2. The transfer occurred as a result of utilizing significant observable inputs. As of October 31, 2015, the fair value obtained for this Loan Assignment, from an independent pricing service, utilized significant unobservable inputs.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2015	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales (a)	Transfers in to Level 3	Transfers out of Level 3	Balance as of July 31, 2016	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at July 31, 2016
Long-Term Bonds
Loan Assignments
Commercial Services	$7,985,661	$-	$-	$-	$-	$-	$-	$(7,985,661)	$-	$-
Health Care - Products	990,000	268	16	5,994	-	(7,500)	-	-	988,778	5,935
Machinery - Construction & Mining	897,500	873	(155,665)	86,404	-	(857,500)	2,566,922	-	2,538,534	86,404
Printing & Publishing	2,810,500	1,173	33	(22,355)	-	(2,789,351)	-	-	-	-
Real Estate	45,416	488	252	(281)	-	(45,875)	-	-	-	-
Common Stocks
Media	9,560	-	-	2,219	-	-	-	-	11,779	2,219
Total	$12,738,637	$2,802	$(155,364)	$71,981	$-	$(3,700,226)	$2,566,922	$(7,985,661)	$3,539,091	$94,558

(a) Sales include principal reductions.

As of July 31, 2016, the Fund held the following restricted security:

Security	Date of Acquisition	Number of Shares	Cost	7/31/16 Value	Percent of Net Assets
ION Media Networks, Inc.
Common Stock	3/11/14	22	$34	$11,779	0.0	‡

‡ Less than one-tenth of a percent.

The MainStay Funds

NOTES TO PORTFOLIOS OF INVESTMENTS July 31, 2016 (Unaudited)

SECURITIES VALUATION.

Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (generally 4:00 p.m. Eastern time) on each day the Funds are open for business ("valuation date").

The Board of Trustees (the "Board") of the MainStay Funds adopted procedures establishing methodologies for the valuation of each Fund's securities and other assets and delegated the responsibility for valuation determinations under those procedures to the Valuation Committee of the Funds (the "Valuation Committee"). The Board authorized the Valuation Committee to appoint a Valuation Sub-Committee (the "Sub-Committee") to deal in the first instance with establishing the prices of securities for which market quotations are not readily available or the prices of which are not otherwise readily determinable under these procedures. The Sub-Committee meets (in person, via electronic mail or via teleconference) on an as-needed basis. Subsequently, the Valuation Committee meets to ensure that actions taken by the Sub-Committee were appropriate. The procedures recognize that, subject to the oversight of the Board and unless otherwise noted, the responsibility for the day-to-day valuation of portfolio assets (including fair value measurements for the Funds' assets and liabilities) rests with New York Life Investment Management LLC ("New York Life Investments" or the "Manager"), aided to whatever extent necessary by the Subadvisor(s) to each Fund.

To assess the appropriateness of security valuations, the Manager, Subadvisor(s) or the Funds' third party service provider, who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and the sale prices to the prior and current day prices and challenges prices with changes exceeding certain tolerance levels with third party pricing services or broker sources. For those securities valued through either a standardized fair valuation methodology or a fair valuation measurement, the Sub-Committee deals in the first instance with such valuation and the Valuation Committee reviews and affirms the reasonableness of the valuation based on such methodologies and measurements on a regular basis after considering all relevant information that is reasonably available. Any action taken by the Sub-Committee with respect to the valuation of a portfolio security or other asset is submitted by the Valuation Committee to the Board for its review and ratification, if appropriate, at its next regularly scheduled meeting.

"Fair value" is defined as the price that a Fund would receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that has established a three-tier hierarchy which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of each Fund. Unobservable inputs reflect each Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for an identical asset or liability
•	Level 2 – other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds' own assumptions about the assumptions that market participants would use in measuring the fair value of an asset or liability)

The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. As of July 31, 2016, the aggregate value by input level of each Fund's assets and liabilities is included at the end of each Fund's respective Portfolio of Investments.

The Funds may use third party vendor evaluations, whose prices may be derived from one or more of the following standard inputs among others:

• Benchmark yields	• Reported trades
• Broker dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Equity and credit default swap curves	• Monthly payment information

An asset or liability for which market values cannot be measured using the methodologies described above is valued by methods deemed reasonable in good faith by the Valuation Committee, following the procedures established by the Board, to represent fair value. Under these procedures, the Funds generally use a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information. The Funds may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of the security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Funds' valuation procedures may differ from valuations for the same security determined by other funds using their own valuation procedures. Although the Funds' valuation procedures are designed to value a security at the price a Fund may reasonably expect to receive upon its sale in an orderly transaction, there can be no assurance that any fair value determination there under would, in fact, approximate the amount that a Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the period ended July 31, 2016, there were no material changes to the fair value methodologies.

Equity and non-equity securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been de-listed from a national exchange; (v) a security for which the market price is not readily available from a third party pricing source or, if so provided, does not, in the opinion of the Manager or Subadvisor(s) reflect the security’s market value; (vi) a security subject to trading collars for which no or limited trading takes place; and (vii) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities for which market quotations or observable inputs are not readily available are generally categorized as Level 3 in the hierarchy. As of July 31, 2016, securities that were fair valued in such a manner are shown in the Portfolio of Investments.

Certain securities held by certain Funds may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Funds' net asset values ("NAV(s)") are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Manager or Subadvisor(s) conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Sub-Committee may, pursuant to procedures adopted by the Board, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third party vendor in accordance with valuation procedures adopted by the Board and are generally categorized as Level 2 in the hierarchy. As of July 31, 2016, no foreign equity securities held by a Fund were fair valued in such a manner.

Investments in Underlying Funds are valued at their respective NAV(s) at the close of business each day. Securities held by the Underlying Funds are valued using policies consistent with those used by the Underlying Funds, as described in the paragraphs below. These securities are generally categorized as Level 1 in the hierarchy.

Equity securities and shares of Exchange-Traded Funds are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. Futures contracts are valued at the last posted settlement price on the market where such futures are primarily traded. Investments in mutual funds, including money market funds, are valued at their respective NAV(s) as of the close of the Exchange on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.

Debt securities (other than convertible and municipal bonds) are valued at the evaluated bid prices (evaluated mean prices in the case of convertible and municipal bonds) supplied by a pricing agent or brokers selected by the Manager, in consultation with the Subadvisor(s). Those values reflect broker/dealer supplied prices and electronic data processing techniques, if the evaluated bid or mean prices are deemed by the Manager, in consultation with the Subadvisor(s) to be representative of market values, at the regular close of trading of the Exchange on each valuation date. Debt securities purchased on a delayed delivery basis are marked to market daily until settlement at the forward settlement date. Debt securities, including corporate bonds, U.S. government & federal agency bonds, municipal bonds, foreign bonds, convertible bonds, asset-backed securities, and mortgage-backed securities are generally categorized as Level 2 in the hierarchy.

Securities held by the Money Market Fund are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate per the requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued at amortized cost are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.

Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments which mature in 60 days or less at the time of purchase (“Short-Term Investments”) are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. These securities are generally categorized as Level 2 in the hierarchy.

Foreign currency forward contracts are valued at their fair market values measured on the basis of the mean between the last current bid and ask prices based on dealer or exchange quotations and are generally categorized as Level 2 in the hierarchy.

Swaps are marked to market daily based upon quotations from pricing agents, brokers, or market makers. These securities are generally categorized as Level 2 in the hierarchy.

Loan assignments, participations and commitments are valued at the average of bid quotations obtained from the engaged independent pricing service and are generally categorized as Level 2 in the hierarchy. Certain loan assignments, participations and commitments may be valued by utilizing significant unobservable inputs obtained from the pricing service and are generally categorized as Level 3 in the hierarchy. As of July 31, 2016, the Income Builder and Unconstrained Bond Funds held Level 3 securities with values of $3,990,000, and $3,527,312, respectively, that were valued by utilizing significant unobservable inputs.

The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The valuation procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.

The valuation techniques and significant amounts of unobservable inputs used in the fair valuation of each Fund's Level 3 securities are outlined in the table below. A significant increase or decrease in any of those inputs in isolation would result in a significantly higher or lower fair value measurement.

Asset Class	Fair Value at 7/31/16*	Valuation Technique	Unobservable Inputs	Range/ (Weighted Average)
Convertible Bonds (1)	$52,203,914	Market Approach	EBITDA Multiple	5x
			Discount Rate	17%

Corporate Bonds (2)	58,425,079	Income Approach	Estimated Yield	14%
	64,863	Market Approach	Estimated Remaining Claims/Value	$0.001

Common Stocks (4)	1,626,014	Income Approach	Liquidity Discount	20%
			Discount Rate	12%
	13,426,894	Market Approach	EBITDA Multiple	4.5x - 5.5x
			Discount Rate	30%
			Liquidity Discount	20%
	$125,746,764

* The table above does not include certain Level 3 investments that were valued by brokers and pricing services without adjustment. As of July 31, 2016, the value of these investments was $40,418,253. The inputs for these investments were not readily available or cannot be reasonably estimated.

A Fund security or other asset may be determined to be illiquid under procedures approved by the Board. Illiquidity of a security might prevent the sale of such security at a time when the Manager or Subadvisor(s) might wish to sell, and these securities could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, requiring a Fund to rely on judgments that may be somewhat subjective in measuring value, which could vary from the amount that a Fund could realize upon disposition. Difficulty in selling illiquid securities may result in a loss or may be costly to a Fund. Under the supervision of the Board, the Manager or Subadvisor(s) measure the liquidity of a Fund's investments; in doing so, the Manager or Subadvisor(s) may consider various factors, including (i) the frequency of trades and quotations, (ii) the number of dealers and prospective purchasers, (iii) dealer undertakings to make a market, and (iv) the nature of the security and the market in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). Illiquid securities generally will be valued by methods deemed reasonable in good faith in such a manner as the Board deems appropriate to reflect their fair value. The liquidity of each Fund's investments, as shown in their respective accompanying Portfolio of Investments, was measured as of July 31, 2016 and can change at any time in response to, among other relevant factors, market conditions or events or developments with respect to an individual issuer or instrument. As of July 31, 2016, securities deemed to be illiquid under procedures approved by the Board are shown in the Portfolio of Investments.

Item 2. Controls And Procedures.

(a)	Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Registrant's principal executive and principal financial officers have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen P. Fisher
Stephen P. Fisher
President and Principal Executive Officer

Date:	September 28, 2016

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and
Accounting Officer

Date:	September 28, 2016